UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: (811- 05346 )

Exact name of registrant as specified in charter: Putnam Variable Trust

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: December 31, 2008

Date of reporting period: January 1, 2008— December 31, 2008

Item 1. Report to Stockholders:

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940

Putnam Variable Trust

12|31|08

Annual report

Putnam VT Income Fund

Putnam INVESTMENTS

Putnam VT Income Fund

Putnam Investments is pleased to provide this annual report for shareholders of Putnam Variable Trust, a variable annuity offering you access to 28 funds and a wide range of investment choices. Putnam Variable Trust funds are the underlying investments for the variable insurance product subaccounts.

We are pleased to announce several important changes to our equity fund lineup and portfolio management under President and Chief Executive Officer Robert L. Reynolds. Key among them is replacing the team management structure of Putnam equity funds with a more nimble decision-making process that vests full authority and responsibility with individual fund managers. In other moves aimed at achieving performance excellence, Putnam has bolstered its ranks of seasoned equity analysts with several important hires.

INVESTMENT OBJECTIVE
High current income consistent with what Putnam Management believes to be prudent risk

PORTFOLIO
Primarily mortgage- and asset-backed securities, investment-grade and high-yield corporate bonds, and U.S. Treasury securities

NET ASSET VALUE	December 31, 2008
Class IA	$9.02
Class IB	$8.96

PERFORMANCE SUMMARY

Total return at net asset value	Class	Class
(as of 12/31/08)	IA Shares*	IB Shares†

1 year	-23.78%	-23.93%

5 years	-9.48	-10.56

Annualized	-1.97	-2.21

10 years	16.51	14.02

Annualized	1.54	1.32

Life	189.06	178.68

Annualized	5.21	5.02

During portions of the periods shown, the fund limited expenses, without which returns would have been lower.

*Class inception date: February 1, 1988.

†Class inception date: April 30, 1998. Periods and performance for class IB shares before their inception are derived from the historical performance of class IA shares, adjusted to reflect the higher operating expenses applicable to such shares.

Data represents past performance. Past performance does not guarantee future results. More recent returns may be less or more than those shown. Investment return and principal value will fluctuate, and you may have a gain or a loss when you sell your shares. All total return figures are at net asset value and exclude contract charges and expenses, which are added to the variable annuity contracts to determine total return at unit value. Had these charges and expenses been reflected, performance would be lower. For more recent performance, contact your variable annuity provider who can provide you with performance that reflects the charges and expenses at your contract level.

PORTFOLIO COMPOSITION

CREDIT QUALITY
Aaa	59.87%	Ba	3.15%
Aa	4.68%	B	2.44%
A	11.22%	Other	2.11%
Baa	16.53%

Portfolio composition will vary over time. Allocations represented as a percentage of portfolio market value. Due to rounding, percentages may not equal 100%. Summary information may differ from the portfolio schedule included in the financial statements due to the inclusion of derivative securities and the use of different classifications of securities for presentation purposes. Credit qualities shown as a percentage of portfolio value as of 12/31/08. A bond rated Baa or higher (MIG3/VMIG3 or higher, for short-term debt) is considered investment grade. The chart reflects Moody's ratings; percentages may include bonds not rated by Moody's but considered by Putnam Management to be of comparable quality. Ratings will vary over time. Information is as of 12/31/08 and may not reflect trades entered into on that date.

MANAGEMENT TEAM’S REPORT AND OUTLOOK

Fixed-income markets were quite volatile during 2008 as short-term credit markets seized up and investors generally fled from risk amid the widespread turmoil in the financial system. Given the upheaval, investors that were experiencing increasing duress began to liquidate their Aaa-rated holdings. This selling pressure caused bond prices to decline significantly and yield spreads to widen to greater-than-normal levels in this area of the market. With its emphasis on Aaa-rated securities, the fund’s class IA shares declined 23.78% at net asset value for the 12 months ended December 31, 2008. It is important to note, however, that the fund’s performance was market driven and not due to defaults.

Since early in the year, the fund’s managers found compelling opportunities in the distressed sectors of the mortgage-backed market, particularly among securitized investment vehicles such as Aaa-rated commercial mortgage-back securities (CMBS), interest-only CMBS, and collateralized mortgage pass-through bonds (CMOs). They believed that these securities were trading at attractive levels versus traditional mortgage pass-through bonds. What’s more, the selected CMOs were backed by U.S. government agencies, such as the Federal National Mortgage Association (Fannie Mae), and therefore carried Aaa-credit ratings. In the wake of the credit crisis, however, they underperformed sharply, but the managers believe that these securities still offer the potential for substantial returns once the market environment stabilizes and investors begin to capitalize on the value embedded in them.

At the beginning of the period, the co-managers believed that the Federal Reserve Board (the Fed) would reduce the federal funds target rate, which is what happened. The Fed cut the rate seven times during the year, lowering it from 4.25% to between 0.00% and 0.25%. The Fed’s activity, combined with the flight to quality,

2

resulted in a steeper yield curve, as demand for longer-term bonds weakened. As a result, the fund’s yield curve positioning, which emphasized short-term versus long-term bonds, was positive for performance. The co-managers’ decision to underweight and effectively diversify the fund’s exposure to corporate bonds was also beneficial. There were numerous defaults, particularly in the financials sector, that the fund avoided.

Management believes that the current recession may be severe, with major implications not only for corporate profits, but also for default rates on corporate bonds and bank loans. Investors should remain patient and maintain a long-term perspective while the measures introduced by the Fed, the Treasury, and the Obama administration are carried out. In the meantime, the fund is, in effect, being paid to wait as it continues to collect the cash flows from the mortgage-backed bonds it holds.

Lower-rated bonds may offer higher yields in return for more risk. Funds that invest in government securities are not guaranteed. Mortgage-backed securities are subject to prepayment risk. The use of derivatives involves special risks and may result in losses. Funds that invest in bonds are subject to certain risks including interest-rate risk, credit risk, and inflation risk. As interest rates rise, the prices of bonds fall. Long-term bonds are more exposed to interest-rate risk than short-term bonds. Unlike bonds, bond funds have ongoing fees and expenses.

Cumulative total returns of a $10,000 investment in class IA and class IB shares at net asset value — since 12/31/98

The Barclays Capital Aggregate Bond Index is an unmanaged index of U.S. investment-grade fixed-income securities. Indexes assume reinvestment of all distributions and do not account for fees. Securities and performance of a fund and an index will differ. It is not possible to invest directly in an index.

FUND MANAGEMENT

The fund is managed by Rob Bloemker, Carl Bell, Kevin Murphy, Michael Salm, and Raman Srivastava. Listed below are the Putnam Funds managed by these fund managers. They may also manage other retail mutual fund counterparts to the Putnam VT Funds discussed in this report or other accounts advised by Putnam Management or an affiliate.

Name	Funds Managed

Rob Bloemker	VT American Government Income Fund
VT Diversified Income Fund
VT Income Fund
Global Income Trust
U.S. Government Income Trust
Absolute Return 100 Fund
Absolute Return 300 Fund
Premier Income Trust
Master Intermediate Income Trust

Carl Bell	VT Income Fund
Absolute Return 100 Fund
Absolute Return 300 Fund

Kevin Murphy	VT Diversified Income Fund
VT Income Fund
Absolute Return 100 Fund
Absolute Return 300 Fund
Premier Income Trust
Master Intermediate Income Trust

Michael Salm	VT American Government Income Fund
VT Income Fund
Global Income Trust
U.S. Government Income Trust
Absolute Return 100 Fund
Absolute Return 300 Fund

Raman Srivastava	VT The George Putnam Fund of Boston
VT Income Fund
Global Income Trust
Absolute Return 100 Fund
Absolute Return 300 Fund

Investors should carefully consider the investment objective, risks, charges, and expenses of a fund, which are described in its prospectus. For this and other information or to request a prospectus, call 1-800-225-1581 toll free. Please read the prospectus carefully before investing. The fund’s Statement of Additional Information contains additional information about the fund’s Trustees and is available without charge upon request by calling 1-800-225-1581.

3

Understanding your VT fund’s expenses

As an investor in a variable annuity product that in turn invests in a registered investment company, you pay ongoing expenses, such as management fees, distribution fees (12b-1 fees), and other expenses. Using the information in this section, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You may also pay one-time transaction expenses, including sales charges (loads), which are not shown in this section and would result in higher total expenses. In addition, charges and expenses at the insurance company separate account level are not reflected. For more information, see your fund’s prospectus or talk to your financial representative.

Review your VT fund’s expenses

The first two columns in the table in this section, containing expense and value information, show the expenses you would have paid on a $1,000 investment in your fund from July 1, 2008 to December 31, 2008. They also show how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses. You may use the information in this part of the table to estimate the expenses that you paid over the period. Simply divide your account value by $1,000, and then multiply the result by the number in the first line (“Expenses paid per $1,000”) for the class of shares you own (using the first two class IA and class IB columns only).

Compare your fund’s expenses with those of other funds

You can also use this table to compare your fund’s expenses with those of other funds. The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the two right-hand columns of the table show your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total costs) of investing in the fund with those of other VT funds and mutual funds. All shareholder reports of mutual funds and funds serving as variable annuity vehicles will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses for each share class are calculated using the fund’s annualized expense ratio for each class, which represents the ongoing expenses as a percentage of average net assets for the six months ended December 31, 2008. The expense ratio may differ for each share class. Expenses are calculated by multiplying the expense ratio by the average account value for the period; then multiplying the result by the number of days in the period; and then dividing that result by the number of days in the year. During portions of the period, the fund limited expenses; had it not done so, expenses would have been higher.

			EXPENSES AND VALUE
	EXPENSES AND VALUE		OF A $1,000 INVESTMENT,
	OF A $1,000 INVESTMENT,		ASSUMING A HYPOTHETICAL
	ASSUMING ACTUAL RETURNS		5% ANNUALIZED RETURN
	FOR THE 6 MONTHS		FOR THE 6 MONTHS
	ENDED 12/31/08		ENDED 12/31/08

	Class IA	Class IB	Class IA	Class IB

VT Income Fund
Expenses paid per $1,000	$2.58	$3.69	$2.95	$4.22
Ending value (after expenses)	$770.30	$770.40	$1,022.22	$1,020.96
Annualized expense ratio*	0.58%	0.83%	0.58%	0.83%
Lipper peer group avg. expense ratio†	0.59%	0.84%	0.59%	0.84%

* For the fund's most recent fiscal half year; may differ from expense ratios based on one-year data in the financial highlights.

† Putnam keeps fund expenses below the Lipper peer group average expense ratio by limiting our fund expenses if they exceed the Lipper average.The Lipper average is a simple average of expenses of the mutual funds serving as investment vehicles for variable insurance products in the peer group that excludes 12b-1 fees as well as any expense offset and brokerage/service arrangements that may reduce subaccount expenses.To facilitate the comparison in this presentation, Putnam has adjusted the Lipper average to reflect the 12b-1 fees carried by class IB shares. Investors should note that the other funds in the peer group may be significantly smaller or larger than the fund, and that an asset-weighted average would likely be lower than the simple average. Also, the fund and Lipper report expense data at different times and for different periods.The fund’s expense ratio shown here is annualized data for the most recent six-month period, while the quarterly updated Lipper average is based on the most recent fiscal year-end data available for the peer group funds as of 12/31/08.

4

Trustee approval of management contract

General conclusions

The Board of Trustees of the Putnam funds oversees the management of the funds in Putnam Variable Trust and, as required by law, determines annually whether to approve the continuance of each fund’s management contract with Putnam Investment Management (“Putnam Management”) and, in respect of certain funds in Putnam Variable Trust, the sub-management contract between Putnam Management’s affiliate, Putnam Investments Limited (“PIL”), and Putnam Management. In 2008, the Board of Trustees also approved a new sub-management contract, in respect of certain funds in Putnam Variable Trust, between PIL and Putnam Management, and a new sub-advisory contract, in respect of certain funds in Putnam Variable Trust, among Putnam Management, PIL, and another affiliate, The Putnam Advisory Company (“PAC”).

In this regard, the Board of Trustees, with the assistance of its Contract Committee consisting solely of Trustees who are not “interested persons” (as such term is defined in the Investment Company Act of 1940, as amended) of the Putnam funds (the “Independent Trustees”), requests and evaluates all information it deems reasonably necessary under the circumstances. Over the course of several months ending in June 2008, the Contract Committee met several times to consider the information provided by Putnam Management and other information developed with the assistance of the Board’s independent counsel and independent staff. The Contract Committee reviewed and discussed key aspects of this information with all of the Independent Trustees. The Contract Committee recommended, and the Independent Trustees approved, the continuance of the funds’ management contract, and in respect of certain funds in Putnam Variable Trust, the sub-management and sub-advisory contracts, effective July 1, 2008. (Because PIL and PAC are affiliates of Putnam Management and Putnam Management remains fully responsible for all services provided by PIL and PAC, the Trustees have not evaluated PIL and PAC as separate entities, except as otherwise indicated below, and all subsequent references to Putnam Management below should be deemed to include reference to PIL and PAC as necessary or appropriate in the context.)

The Independent Trustees’ approval was based on the following conclusions:

• That the fee schedule in effect for your fund represented reasonable compensation in light of the nature and quality of the services being provided to the fund, the fees paid by competitive funds and the costs incurred by Putnam Management in providing such services, and

• That this fee schedule represented an appropriate sharing between fund shareholders and Putnam Management of such economies of scale as may exist in the management of the fund at current asset levels.

These conclusions were based on a comprehensive consideration of all information provided to the Trustees, were subject to the continued application of certain expense reductions and waivers and other considerations noted below, and were not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations and how the Trustees considered these factors are described below, although individual Trustees may have evaluated the information presented differently, giving different weights to various factors. It is also important to recognize that the fee arrangements for the funds in Putnam Variable Trust and the other Putnam funds are the result of many years of review and discussion between the Independent Trustees and Putnam Management, that certain aspects of such arrangements may receive greater scrutiny in some years than others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements in prior years.

Management fee schedules and categories; total expenses

The Trustees reviewed the management fee schedules in effect for all Putnam funds, including fee levels and breakpoints, and the assignment of funds to particular fee categories. In reviewing fees and expenses, the Trustees generally focused

5

their attention on material changes in circumstances — for example, changes in a fund’s size or investment style, changes in Putnam Management’s operating costs or responsibilities, or changes in competitive practices in the mutual fund industry — that suggest that consideration of fee changes might be warranted. The Trustees concluded that the circumstances did not warrant changes to the management fee structure of the funds in Putnam Variable Trust, which had been carefully developed over the years, re-examined on many occasions and adjusted where appropriate. In this regard, the Trustees also noted that shareholders of the funds in Putnam Variable Trust voted in 2007 to approve new management contracts containing an identical fee structure. The Trustees focused on two areas of particular interest, as discussed further below:

• Competitiveness. The Trustees reviewed comparative fee and expense information for competitive funds, which indicated that, in a custom peer group of competitive funds selected by Lipper Inc., the fund ranked in the following percentiles in management fees and total expenses (less any applicable 12b-1 fees and excluding charges and expenses at the insurance company separate account level) as of December 31, 2007 (the first percentile being the least expensive funds and the 100th percentile being the most expensive funds).

	Actual Management	Total Expenses
	Fee (percentile)	(percentile)

Putnam VT Income Fund	50th	27th

(Because a fund’s custom peer group is smaller than its broad Lipper Inc. peer group, this expense information may differ from the Lipper peer expense information found elsewhere in this report.) The Trustees noted that expense ratios for a number of Putnam funds, which show the percentage of fund assets used to pay for management and administrative services, distribution (12b-1) fees and other expenses, had been increasing recently as a result of declining net assets and the natural operation of fee breakpoints.

The Trustees noted that the expense ratio increases described above were currently being controlled by expense limitations initially implemented in January 2004. The Trustees have received a commitment from Putnam Management and its parent company to continue this program through at least June 30, 2009. These expense limitations give effect to a commitment by Putnam Management that the expense ratio of each open-end fund would be no higher than the average expense ratio of the competitive funds included in the fund’s relevant Lipper universe (exclusive of any applicable 12b-1 charges in each case). The Trustees observed that this commitment to limit fund expenses has served shareholders well since its inception.

In order to ensure that the expenses of the Putnam funds continue to meet evolving competitive standards, the Trustees requested, and Putnam Management agreed, to extend for the twelve months beginning July 1, 2008, an additional expense limitation for certain funds at an amount equal to the average expense ratio (exclusive of 12b-1 charges) of a custom peer group of competitive funds selected by Lipper to correspond to the size of the fund. This additional expense limitation will be applied to those open-end funds that had above-average expense ratios (exclusive of 12b-1 charges) based on the custom peer group data for the period ended December 31, 2007. This additional expense limitation will not be applied to your fund.

In addition, the Trustees devoted particular attention to analyzing the Putnam funds’ fees and expenses relative to those of competitors in fund complexes of comparable size and with a comparable mix of asset categories. The Trustees concluded that this analysis did not reveal any matters requiring further attention at the current time.

• Economies of scale. The funds in Putnam Variable Trust currently have the benefit of breakpoints in their management fees that provide shareholders with significant economies of scale, which means that the effective management fee rate of a fund (as a percentage of fund assets) declines as the fund grows in size and crosses specified asset thresholds. Conversely, if a fund shrinks in size — as has been the case for many Putnam funds in recent years — these breakpoints result in

6

increasing fee levels. In recent years, the Trustees have examined the operation of the existing breakpoint structure during periods of both growth and decline in asset levels. The Trustees concluded that the fee schedules in effect for the funds in Putnam Variable Trust represented an appropriate sharing of economies of scale at current asset levels.

In connection with their review of the management fees and total expenses of the Putnam funds, the Trustees also reviewed the costs of the services to be provided and profits to be realized by Putnam Management and its affiliates from the relationship with the funds. This information included trends in revenues, expenses and profitability of Putnam Management and its affiliates relating to the investment management and distribution services provided to the funds. In this regard, the Trustees also reviewed an analysis of Putnam Management’s revenues, expenses and profitability with respect to the funds’ management contracts, allocated on a fund-by-fund basis.

Investment performance

The quality of the investment process provided by Putnam Management represented a major factor in the Trustees’ evaluation of the quality of services provided by Putnam Management under Putnam Variable Trust’s management contract. The Trustees were assisted in their review of the Putnam funds’ investment process and performance by the work of the Investment Oversight Coordinating Committee of the Trustees and the Investment Oversight Committees of the Trustees, which had met on a regular monthly basis with the funds’ portfolio teams throughout the year. The Trustees concluded that Putnam Management generally provides a high-quality investment process — as measured by the experience and skills of the individuals assigned to the management of fund portfolios, the resources made available to such personnel, and in general the ability of Putnam Management to attract and retain high-quality personnel — but also recognized that this does not guarantee favorable investment results for every fund in every time period. The Trustees considered the investment performance of each fund over multiple time periods and considered information comparing each fund’s performance with various benchmarks and with the performance of competitive funds.

While the Trustees noted the satisfactory investment performance of certain Putnam funds, they considered the disappointing investment performance of many funds in recent periods, particularly over periods in 2007 and 2008. They discussed with senior management of Putnam Management the factors contributing to such underperformance and actions being taken to improve performance. The Trustees recognized that, in recent years, Putnam Management has taken steps to strengthen its investment personnel and processes to address areas of underperformance, including recent efforts to further centralize Putnam Management’s equity research function. In this regard, the Trustees took into consideration efforts by Putnam Management to improve its ability to assess and mitigate investment risk in individual funds, across asset classes, and across the complex as a whole. The Trustees indicated their intention to continue to monitor performance trends to assess the effectiveness of these efforts and to evaluate whether additional changes to address areas of underperformance are warranted.

In the case of your fund, the Trustees considered the Lipper peer group percentile rankings for the fund’s class IA share cumulative total return performance results at net asset value for the one-year, three-year and five-year periods ended December 31, 2007. This information is shown in the following table. (Because of the passage of time, these performance results may differ from the performance results for more recent periods shown elsewhere in this report. In addition, results do not reflect charges and expenses at the insurance company separate account level.) Where applicable, the table also shows the number of funds in the peer group for the respective periods; this number is indicated in parentheses following the percentile. Note that the first percentile denotes the best performing funds and the 100th percentile denotes the worst performing funds. Past performance is no guarantee of future returns.

7

	One-year	Three-year	Five-year
	period	period	period
	percentile	percentile	percentile
	(# of funds	(# of funds	(# of funds
IA Share as of 12/31/07	in category)	in category)	in category)

Putnam VT Income Fund	49th (40)	25th (40)	37th (35)
Lipper VP (Underlying Funds) — Corporate Debt Funds A-Rated

See page 9 for more recent Lipper performance ranking information for the fund. Past performance is no guarantee of future results.

* * *

As a general matter, the Trustees believe that cooperative efforts between the Trustees and Putnam Management represent the most effective way to address investment performance problems. The Trustees noted that investors in the Putnam funds have, in effect, placed their trust in the Putnam organization, under the oversight of the funds’ Trustees, to make appropriate decisions regarding the management of the funds. Based on the responsiveness of Putnam Management in the recent past to Trustee concerns about investment performance, the Trustees concluded that it is preferable to seek change within Putnam Management to address performance shortcomings. In the Trustees’ view, the alternative of engaging a new investment adviser for an underperforming fund would entail significant disruptions and would not provide any greater assurance of improved investment performance.

Brokerage and soft-dollar allocations; other benefits

The Trustees considered various potential benefits that Putnam Management may receive in connection with the services it provides under the management contract with Putnam Variable Trust. These include benefits related to brokerage and soft-dollar allocations, whereby a portion of the commissions paid by a fund for brokerage may be used to acquire research services that may be useful to Putnam Management in managing the assets of the fund and of other clients. The Trustees considered changes made in 2008, at Putnam Management’s request, to the Putnam funds’ brokerage allocation policy, which expanded the permitted categories of brokerage and research services payable with soft dollars and increased the permitted soft dollar allocation to third-party services over what had been authorized in previous years. The Trustees indicated their continued intent to monitor the potential benefits associated with the allocation of fund brokerage and trends in industry practice to ensure that the principle of seeking “best price and execution” remains paramount in the portfolio trading process.

The Trustees’ annual review of Putnam Variable Trust’s management contract arrangements also included the review of its distributor’s contract and distribution plan with Putnam Retail Management Limited Partnership and the investor servicing agreement with Putnam Fiduciary Trust Company (“PFTC”), each of which provides benefits to affiliates of Putnam Management. In the case of the investor servicing agreement, the Trustees considered that certain shareholder servicing functions were shifted to a third-party service provider by PFTC in 2007.

Comparison of retail and institutional fee schedules

The information examined by the Trustees as part of their annual contract review has included for many years information regarding fees charged by Putnam Management and its affiliates to institutional clients such as defined benefit pension plans, college endowments, etc. This information included comparisons of such fees with fees charged to the funds, as well as a detailed assessment of the differences in the services provided to these two types of clients. The Trustees observed, in this regard, that the differences in fee rates between institutional clients and mutual funds are by no means uniform when examined by individual asset sectors, suggesting that differences in the pricing of investment management services to these types of clients reflect to a substantial degree historical competitive forces operating in separate market places. The Trustees considered the fact that fee rates across different asset classes are typically higher on average for

8

mutual funds than for institutional clients, as well as the differences between the services that Putnam Management provides to the Putnam funds and those that it provides to institutional clients of the firm, but did not rely on such comparisons to any significant extent in concluding that the management fees paid by the funds in Putnam Variable Trust are reasonable.

More Recent Peer Group Rankings

More recent Lipper percentile rankings are shown for the fund in the following table. Note that this information was not available to the Trustees when they approved the continuance of the funds’ management contract. The table shows the Lipper peer group percentile rankings of the fund’s class IA share total return performance at net asset value. These rankings were determined on an annualized basis and are for the one-year, five-year, and ten-year periods ended on the most recent calendar quarter (December 31, 2008). Where applicable, the table also shows the fund’s rank among the total number of funds in its peer group for the respective periods; this information is indicated in parentheses following the percentile. Note that the first percentile denotes the best performing funds and the 100th percentile denotes the worst performing funds.

	One-year	Five-year	Ten-year
IA Share as of 12/31/08	period rank	period rank	period rank

Putnam VT Income Fund	90% (36/39)	90% (34/37)	90% (26/28)
Lipper VP (Underlying Funds) — Corporate Debt Funds A-Rated

Approval of the Sub-Management Contract between Putnam Management and Putnam Investments Limited and the Sub-Advisory Contract among Putnam Management, Putnam Investments Limited andThe Putnam Advisory Company

In 2008, the Trustees approved a new sub-management contract between Putnam Management and PIL in respect of certain funds in Putnam Variable Trust, under which PIL’s London office would begin managing a separate portion of the assets of certain funds. Also in 2008, the Trustees approved a new sub-advisory contract among Putnam Management, PIL and PAC in respect of certain funds in Putnam Variable Trust, under which PAC’s Tokyo branch would begin providing non-discretionary investment services to certain funds, and PAC’s Singapore branch would begin providing discretionary investment management services to certain funds. The applicable funds and their respective sub-management and/or sub-advisory contracts are listed in the table below, along with the Trustee approval date, the effective date of the services, and the type of PAC services provided, if applicable. The Contract Committee reviewed information provided by Putnam Management, PIL and PAC and, upon completion of this review, recommended, and the Independent Trustees and the full Board of Trustees approved, the sub-management contract and the sub-advisory contract in respect of the funds in Putnam Variable Trust listed below.

The Trustees considered numerous factors they believed relevant in approving your fund’s sub-management and sub-advisory contracts, including Putnam Management’s belief that the interest of shareholders would be best served by utilizing investment professionals in PIL’s London office and PAC’s Tokyo and Singapore offices to manage a portion of certain funds’ assets and PIL’s and PAC’s expertise in managing assets invested in European and Asian markets, respectively. The Trustees also considered that applicable securities laws require a sub-advisory relationship among Putnam Management, PIL and PAC in order for Putnam’s investment professionals in London, Tokyo and Singapore to be involved in the management of your fund. The Trustees noted that Putnam Management, and not your fund, would pay the sub-management fee to PIL for its services, that Putnam Management and/or PIL, but not your fund, would pay the sub-advisory fee to PAC for its services, and that the sub-management and sub-advisory relationships with PIL and PAC, respectively, will not reduce the nature, quality or overall level of service provided to the applicable funds.

9

Other important information

Proxy voting

Putnam is committed to managing our mutual funds in the best interests of our shareholders. The Putnam funds’ proxy voting guidelines and procedures, as well as information regarding how your fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2008, are available in the Individual Investors section of www.putnam.com and on the SEC’s Web site, www.sec.gov. If you have questions about finding forms on the SEC’s Web site, you may call the SEC at 1-800-SEC-0330. You may also obtain the Putnam funds’ proxy voting guidelines and procedures at no charge by calling Putnam’s Shareholder Services at 1-800-225-1581.

Fund portfolio holdings

Each Putnam VT fund will file a complete schedule of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Shareholders may obtain the fund’s Forms N-Q on the SEC’s Web site at www.sec.gov. In addition, the fund’s Forms N-Q may be reviewed and copied at the SEC’s public reference room in Washington, D.C. You may call the SEC at 1-800-SEC-0330 for information about the SEC’s Web site or the operation of the public reference room.

10

Report of Independent Registered Public Accounting Firm

To the Trustees of Putnam Variable Trust and Shareholders of
Putnam VT Income Fund:

In our opinion, the accompanying statement of assets and liabilities, including the fund’s portfolio, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Putnam VT Income Fund (the “fund”) at December 31, 2008, and the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments owned at December 31, 2008 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
February 11, 2009

11

Putnam VT Income Fund

The fund’s portfolio
12/31/08

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (88.2%)*

Principal amount		Value

U.S. Government Guaranteed Mortgage Obligations (4.9%)
Government National Mortgage Association
Pass-Through Certificates 6 1/2s, TBA,
January 1, 2039	$18,000,000	$18,728,438
		18,728,438

U.S. Government Agency Mortgage Obligations (83.3%)
Federal Home Loan Mortgage Corporation
Pass-Through Certificates 5 1/2s, TBA,
January 1, 2039	1,000,000	1,024,141
Federal National Mortgage Association
Pass-Through Certificates
7s, TBA, January 1, 2039	1,000,000	1,047,344
6 1/2s, TBA, February 1, 2039	2,000,000	2,071,250
6 1/2s, TBA, January 1, 2039	29,000,000	30,137,345
6s, TBA, January 1, 2039	1,000,000	1,030,234
5 1/2s, TBA, January 1, 2039	83,000,000	85,152,813
5 1/2s, TBA, January 1, 2024	17,000,000	17,513,985
5s, TBA, February 1, 2039	5,000,000	5,093,164
5s, TBA, January 1, 2039	143,000,000	146,128,125
4 1/2s, TBA, February 1, 2039	5,000,000	5,050,000
4 1/2s, TBA, January 1, 2039	25,000,000	25,367,188
		319,615,589

Total U.S. government and agency mortgage obligations
(cost $334,104,143)		$338,344,027

COLLATERALIZED MORTGAGE OBLIGATIONS (56.4%)*

Principal amount		Value

Adjustable Rate Mortgage Trust FRB
Ser. 04-5, Class 3A1, 4.948s, 2035	$985,966	$581,720
Asset Securitization Corp.
Ser. 96-MD6, Class A7, 8.335s, 2029	513,530	547,799
FRB Ser. 97-D5, Class A5, 6.935s, 2043	97,000	58,510
Banc of America Commercial
Mortgage, Inc.
FRB Ser. 07-3, Class A3, 5.658s, 2049	487,000	317,940
Ser. 07-2, Class A2, 5.634s, 2049	494,000	381,075
Ser. 06-4, Class A2, 5.522s, 2046	2,663,000	2,238,545
Ser. 04-3, Class A5, 5.319s, 2039	1,630,000	1,389,923
Ser. 05-6, Class A2, 5.165s, 2047	323,000	273,663
FRB Ser. 05-1, Class A5, 5.084s, 2042	54,000	43,674
Ser. 07-5, Class XW, Interest only (IO),
0.44s, 2051	13,729,698	206,644
Ser. 07-1, Class XW, IO, 0.291s, 2049	6,433,256	71,421
Ser. 06-1, Class XC, IO, 0.067s, 2045	17,498,905	64,305
Banc of America Commercial
Mortgage, Inc. 144A
Ser. 01-PB1, Class K, 6.15s, 2035	289,000	185,499
Ser. 04-4, Class XC, IO, 0.285s, 2042	12,073,465	109,731
Ser. 04-5, Class XC, IO, 0.203s, 2041	19,920,810	143,904

COLLATERALIZED MORTGAGE OBLIGATIONS (56.4%)* continued

Principal amount		Value

Banc of America Commercial
Mortgage, Inc. 144A
Ser. 02-PB2, Class XC, IO,
0.183s, 2035	$3,585,476	$72,427
Ser. 06-5, Class XC, IO, 0.102s, 2016	40,591,674	299,920
Ser. 05-1, Class XW, IO, 0.101s, 2042	47,131,667	80,663
Ser. 06-4, Class XC, IO, 0.088s, 2046	20,016,507	120,323
Ser. 05-4, Class XC, IO, 0.083s, 2045	33,418,108	127,998
Banc of America Funding Corp. FRB
Ser. 06-D, Class 6A1, 5.99s, 2036	61,866	29,077
Banc of America Large Loan
FRB Ser. 04-BBA4, Class H,
2.145s, 2018	143,000	87,960
FRB Ser. 04-BBA4, Class G,
1.895s, 2018	196,000	174,226
Banc of America Large Loan 144A
FRB Ser. 05-MIB1, Class K,
3.195s, 2022	184,000	149,189
FRB Ser. 05-MIB1, Class J,
2.245s, 2022	582,000	377,602
Banc of America Mortgage Securities
FRB Ser. 03-F, Class 2A1, 4.67s, 2033	124,814	90,490
Ser. 05-E, Class 2, IO, 0.3s, 2035	11,604,150	32,183
Ser. 04-D, Class 2A, IO, 0.16s, 2034	3,965,718	1,394
Banc of America Structured Security Trust
144A Ser. 02-X1, Class A3, 5.436s, 2033	373,323	367,258
Bayview Commercial Asset Trust 144A
Ser. 07-1, Class S, IO, 1.211s, 2037	5,399,833	348,289
Ser. 06-4A, IO, 2.331s, 2036	811,510	78,067
Ser. 04-2, IO, 2.22s, 2034	2,005,303	65,774
Ser. 04-3, IO, 2.15s, 2035	1,306,437	42,851
Ser. 06-2A, IO, 1.798s, 2036	1,110,618	66,637
Ser. 05-3A, IO, 1.6s, 2035	5,607,963	336,478
Ser. 05-1A, IO, 1.6s, 2035	1,853,750	64,325
Ser. 07-5A, IO, 1.55s, 2037	3,704,712	280,447
Ser. 07-2A, IO, 1.3s, 2037	6,038,850	464,991
FRB Ser. 05-1A, Class A1,
0.771s, 2035	433,059	329,125
Bear Stearns Alternate Trust
FRB Ser. 06-5, Class 2A2, 6 1/4s, 2036	1,371,907	480,167
Ser. 04-9, Class 1A1, 5.92s, 2034	55,278	31,740
Bear Stearns Commercial Mortgage
Securities, Inc.
FRB Ser. 00-WF2, Class F,
8.186s, 2032	412,000	300,173
Ser. 07-PW17, Class A3, 5.736s, 2050	3,940,000	3,193,882
Ser. 04-PR3I, Class X1, IO,
0.326s, 2041	2,947,895	34,735
Ser. 05-PWR9, Class X1, IO,
0.11s, 2042	24,891,209	125,701

12

Putnam VT Income Fund

COLLATERALIZED MORTGAGE OBLIGATIONS (56.4%)* continued

	Principal amount	Value

Bear Stearns Commercial Mortgage
Securities, Inc. 144A
Ser. 06-PW14, Class XW, IO,
0.689s, 2038	$7,607,082	$190,633
Ser. 06-PW14, Class X1, IO,
0.076s, 2038	8,181,966	70,529
Ser. 07-PW15, Class X1, IO,
0.066s, 2044	25,363,285	148,629
Ser. 05-PW10, Class X1, IO,
0.056s, 2040	12,305,164	28,179
Bear Stearns Small Balance Commercial
Trust 144A Ser. 06-1A, Class AIO, IO,
1s, 2034	2,298,600	22,447
Chase Commercial Mortgage
Securities Corp. Ser. 00-3, Class A2,
7.319s, 2032	219,304	216,282
Chase Commercial Mortgage
Securities Corp. 144A
Ser. 98-1, Class F, 6.56s, 2030	2,005,365	1,889,441
Ser. 98-1, Class G, 6.56s, 2030	515,745	450,765
Ser. 98-1, Class H, 6.34s, 2030	779,000	594,622
Citigroup Commercial Mortgage Trust
Ser. 08-C7, Class A3, 6.096s, 2014	1,470,000	826,249
Ser. 08-C7, Class A2A, 6.034s, 2049	800,000	551,045
Citigroup Mortgage Loan Trust, Inc.
IFB Ser. 07-6, Class 2A5, IO,
6.179s, 2037	1,755,280	118,481
FRB Ser. 06-AR7, Class 2A2A,
5.649s, 2036	154,118	69,353
Citigroup/Deutsche Bank Commercial
Mortgage Trust 144A
Ser. 07-CD4, Class XW, IO,
0.377s, 2049	10,715,179	165,014
Ser. 06-CD2, Class X, IO,
0.086s, 2046	33,065,529	80,288
Ser. 07-CD4, Class XC, IO,
0.059s, 2049	35,828,941	171,979
Commercial Mortgage
Acceptance Corp. 144A
Ser. 98-C1, Class F, 6.23s, 2031	895,470	735,690
Ser. 98-C2, Class F, 5.44s, 2030	1,176,000	871,508
Commercial Mortgage Loan Trust
Ser. 08-LS1, Class A4B, 6.02s, 2017	710,000	513,573
Commercial Mortgage Pass-Through
Certificates 144A
Ser. 06-CN2A, Class H, 5.57s, 2019	405,000	172,445
Ser. 06-CN2A, Class J, 5.57s, 2019	324,000	136,947
FRB Ser. 01-J2A, Class A2F,
1.54s, 2034	653,000	496,280
Ser. 03-LB1A, Class X1, IO,
0.449s, 2038	3,575,378	101,934
Ser. 05-LP5, Class XC, IO,
0.102s, 2043	24,230,386	115,153

COLLATERALIZED MORTGAGE OBLIGATIONS (56.4%)* continued

Principal amount		Value

Commercial Mortgage Pass-Through
Certificates 144A
Ser. 06-C8, Class XS, IO,
0.066s, 2046	$23,669,593	$99,931
Ser. 05-C6, Class XC, IO,
0.064s, 2044	24,715,263	76,648
Countrywide Alternative Loan Trust
Ser. 06-45T1, Class 2A2, 6s, 2037	568,105	252,352
Ser. 05-24, Class 1AX, IO,
0.737s, 2035	3,729,620	46,037
Countrywide Home Loans
FRB Ser. 05-HYB7, Class 6A1,
5.707s, 2035	28,931	14,465
Ser. 05-9, Class 1X, IO, 3.126s, 2035	3,051,334	43,029
Ser. 05-2, Class 2X, IO, 1.16s, 2035	3,179,341	43,468
Countrywide Home Loans 144A
IFB Ser. 05-R2, Class 2A3, 8s, 2035	359,148	342,383
IFB Ser. 05-R1, Class 1AS, IO,
4.549s, 2035	2,485,142	156,812
IFB Ser. 05-R2, Class 1AS, IO,
4.202s, 2035	2,610,831	153,517
Credit Suisse Mortgage Capital Certificates
FRB Ser. 07-C4, Class A2, 5.81s, 2039	1,846,000	1,325,976
Ser. 06-C5, Class AX, IO, 0.091s, 2039	15,085,574	86,983
Credit Suisse Mortgage Capital
Certificates 144A
Ser. 07-C2, Class AX, IO, 0.114s, 2049	48,907,727	250,212
Ser. 06-C4, Class AX, IO, 0.113s, 2039	30,833,285	246,925
Ser. 07-C1, Class AX, IO, 0.07s, 2040	31,747,620	126,070
CRESI Finance Limited Partnership 144A
FRB Ser. 06-A, Class C, 1.071s, 2017	286,000	187,301
Crown Castle Towers, LLC 144A
Ser. 05-1A, Class D, 5.612s, 2035	1,172,000	820,400
CS First Boston Mortgage Securities Corp.
Ser. 97-C2, Class F, 7.46s, 2035	371,000	381,424
Ser. 04-C2, Class A2, 5.416s, 2036 (F)	1,850,000	1,277,977
FRB Ser. 04-C3, Class A5, 5.113s, 2036	20,000	17,050
Ser. 04-C3, Class A3, 4.302s, 2036	30,687	30,155
CS First Boston Mortgage
Securities Corp. 144A
FRB Ser. 05-TFLA, Class J, 2.145s, 2020	106,500	69,225
FRB Ser. 04-TF2A, Class J, 2.145s, 2016	278,000	152,900
FRB Ser. 04-TF2A, Class H, 1.895s, 2019	278,000	180,700
Ser. 01-CK1, Class AY, IO, 0.78s, 2035	24,585,552	272,900
Ser. 04-C4, Class AX, IO, 0.532s, 2039	3,649,974	46,811
Ser. 02-CP3, Class AX, IO, 0.423s, 2035	7,093,754	196,244
DLJ Commercial Mortgage Corp.
Ser. 00-CF1, Class A1B, 7.62s, 2033	944,355	945,205
Ser. 99-CG2, Class B3, 6.1s, 2032	854,000	805,950
Ser. 99-CG2, Class B4, 6.1s, 2032	1,144,000	400,400
Ser. 98-CF2, Class B3, 6.04s, 2031	315,455	301,053

13

Putnam VT Income Fund

COLLATERALIZED MORTGAGE OBLIGATIONS (56.4%)* continued

Principal amount		Value

Fannie Mae
IFB Ser. 06-70, Class SM, 50.819s, 2036	$133,055	$180,966
IFB Ser. 07-75, Class JS, 48.59s, 2037	360,366	472,714
IFB Ser. 07-80, Class AS, 45.59s, 2037	322,496	424,249
IFB Ser. 07-75, Class CS, 42.201s, 2037	556,497	751,930
IFB Ser. 06-62, Class PS, 37.073s, 2036	532,283	696,299
IFB Ser. 07-60, Class SB, 36.773s, 2037	293,046	369,802
IFB Ser. 06-76, Class QB, 36.773s, 2036	570,168	743,662
IFB Ser. 06-48, Class TQ, 36.773s, 2036	1,060,878	1,358,971
IFB Ser. 06-63, Class SP, 36.473s, 2036	626,306	801,014
IFB Ser. 07-W7, Class 1A4, 36.353s, 2037	574,822	661,045
IFB Ser. 07-81, Class SC, 34.973s, 2037	553,996	682,469
IFB Ser. 07-1, Class NK, 33.158s, 2037	1,612,198	2,043,701
IFB Ser. 06-104, Class GS, 32.167s, 2036	378,280	462,250
IFB Ser. 06-104, Class ES, 31.094s, 2036	727,140	910,147
IFB Ser. 07-96, Class AS, 27.794s, 2037	660,144	743,146
IFB Ser. 07-30, Class FS, 27.645s, 2037	1,383,552	1,669,851
IFB Ser. 06-104, Class CS, 27.579s, 2036	789,107	952,092
IFB Ser. 05-37, Class SU, 27.315s, 2035	855,545	1,033,954
IFB Ser. 06-49, Class SE, 27.115s, 2036	901,698	1,094,226
IFB Ser. 06-60, Class AK, 26.915s, 2036	437,375	525,986
IFB Ser. 06-60, Class TK, 26.715s, 2036	303,303	361,244
IFB Ser. 06-115, Class ES, 24.675s, 2036	561,119	665,049
IFB Ser. 06-8, Class PK, 24.515s, 2036	1,087,282	1,262,534
IFB Ser. 05-57, Class CD, 23.358s, 2035	443,798	504,505
IFB Ser. 05-115, Class NQ, 23.17s, 2036	298,302	330,376
IFB Ser. 05-74, Class CP, 23.022s, 2035	527,272	563,727
IFB Ser. 06-27, Class SP, 22.839s, 2036	825,169	955,005
IFB Ser. 06-8, Class HP, 22.839s, 2036	889,724	1,014,363
IFB Ser. 06-8, Class WK, 22.839s, 2036	1,421,933	1,609,159
IFB Ser. 05-99, Class SA, 22.839s, 2035	615,966	702,944
IFB Ser. 05-45, Class DA, 22.692s, 2035	1,031,835	1,168,729
IFB Ser. 05-74, Class DM, 22.655s, 2035	1,215,741	1,376,151
IFB Ser. 05-45, Class DC, 22.582s, 2035	728,043	824,201
IFB Ser. 06-60, Class CS, 22.362s, 2036	298,307	329,659
IFB Ser. 05-57, Class DC, 20.243s, 2034	709,754	781,863
IFB Ser. 05-95, Class OP, 18.9s, 2035	388,413	381,228
IFB Ser. 05-45, Class PC, 18.836s, 2034	353,234	354,021
IFB Ser. 05-74, Class SK, 18.834s, 2035	965,019	1,049,391
IFB Ser. 05-74, Class CS, 18.724s, 2035	600,998	662,028
IFB Ser. 05-106, Class JC, 18.663s, 2035	269,783	292,760
IFB Ser. 05-95, Class CP, 18.456s, 2035	89,872	89,745
IFB Ser. 05-114, Class SP, 18.284s, 2036	373,614	391,331
IFB Ser. 05-83, Class QP, 16.169s, 2034	215,399	224,563
IFB Ser. 05-72, Class SB, 15.697s, 2035	592,172	623,865
Ser. 02-T12, Class A4, 9 1/2s, 2042	76,017	82,479
Ser. 02-T6, Class A3, 9 1/2s, 2041	148,577	161,207
Ser. 04-T3, Class PT1, 8.949s, 2044	294,892	317,193
Ser. 03-W1, Class 2A, 7 1/2s, 2042	543,643	572,354
Ser. 02-T4, Class A3, 7 1/2s, 2041	107,339	113,008

COLLATERALIZED MORTGAGE OBLIGATIONS (56.4%)* continued

	Principal amount	Value

Fannie Mae
Ser. 01-T3, Class A1, 7 1/2s, 2040	$106,407	$112,027
Ser. 01-T1, Class A1, 7 1/2s, 2040	231,669	243,904
Ser. 99-T2, Class A1, 7 1/2s, 2039	54,310	56,923
Ser. 386, Class 26, IO, 7 1/2s, 2038	76,359	7,665
Ser. 383, Class 88, IO, 7 1/2s, 2037	82,429	8,700
Ser. 383, Class 89, IO, 7 1/2s, 2037	67,146	8,807
Ser. 383, Class 87, IO, 7 1/2s, 2037	102,065	10,206
Ser. 02-T1, Class A3, 7 1/2s, 2031	271,779	286,133
Ser. 01-T5, Class A3, 7 1/2s, 2030	62,786	65,160
IFB Ser. 07-W6, Class 6A2, IO,
7.329s, 2037	685,562	59,987
IFB Ser. 06-90, Class SE, IO,
7.329s, 2036	833,321	80,255
IFB Ser. 03-66, Class SA, IO,
7.179s, 2033	1,046,665	85,599
Ser. 04-T3, Class 1A3, 7s, 2044	371,162	387,748
Ser. 01-W3, Class A, 7s, 2041	133,288	140,244
Ser. 386, Class 24, IO, 7s, 2038	84,332	8,090
Ser. 386, Class 25, IO, 7s, 2038	83,752	7,944
Ser. 386, Class 22, IO, 7s, 2038	90,504	12,441
Ser. 386, Class 21, IO, 7s, 2037	102,758	9,637
Ser. 386, Class 23, IO, 7s, 2037	100,851	9,701
Ser. 383, Class 84, IO, 7s, 2037	94,214	13,558
Ser. 383, Class 85, IO, 7s, 2037	82,357	11,935
Ser. 383, Class 79, IO, 7s, 2037	94,685	13,335
Ser. 383, Class 80, IO, 7s, 2037	209,627	17,818
Ser. 383, Class 81, IO, 7s, 2037	114,786	15,806
Ser. 383, Class 82, IO, 7s, 2037	112,589	16,055
Ser. 383, Class 83, IO, 7s, 2037	96,229	13,772
IFB Ser. 07-W6, Class 5A2, IO,
6.819s, 2037	1,054,586	82,363
IFB Ser. 07-W4, Class 4A2, IO,
6.809s, 2037	4,930,618	385,081
IFB Ser. 07-W2, Class 3A2, IO,
6.809s, 2037	1,299,336	101,478
IFB Ser. 06-115, Class BI, IO,
6.789s, 2036	1,224,359	104,619
IFB Ser. 05-113, Class AI, IO,
6.759s, 2036	262,505	23,714
IFB Ser. 05-113, Class DI, IO,
6.759s, 2036	3,428,652	275,835
IFB Ser. 05-52, Class DC, IO,
6.729s, 2035	722,993	78,971
IFB Ser. 06-60, Class SI, IO,
6.679s, 2036	1,362,417	116,623
IFB Ser. 06-60, Class UI, IO,
6.679s, 2036	552,289	49,026
IFB Ser. 04-24, Class CS, IO,
6.679s, 2034	1,857,536	176,335
IFB Ser. 07-W7, Class 3A2, IO,
6.659s, 2037	1,714,634	189,896

14

Putnam VT Income Fund

COLLATERALIZED MORTGAGE OBLIGATIONS (56.4%)* continued

	Principal amount	Value

Fannie Mae
IFB Ser. 03-122, Class SA, IO,
6.629s, 2028	$1,804,976	$105,022
IFB Ser. 03-122, Class SJ, IO,
6.629s, 2028	1,857,913	107,653
IFB Ser. 06-60, Class DI, IO,
6.599s, 2035	746,362	58,291
IFB Ser. 04-60, Class SW, IO,
6.579s, 2034	2,678,541	222,587
IFB Ser. 05-65, Class KI, IO,
6.529s, 2035	6,086,387	468,043
IFB Ser. 08-10, Class LI, IO,
6.509s, 2038	415,238	34,506
Ser. 386, Class 14, IO, 6 1/2s, 2038	828,453	70,419
Ser. 386, Class 19, IO, 6 1/2s, 2038	97,113	9,249
Ser. 386, Class 17, IO, 6 1/2s, 2037	150,376	12,782
Ser. 386, Class 16, IO, 6 1/2s, 2037	103,461	10,991
Ser. 383, Class 60, IO, 6 1/2s, 2037	477,900	45,401
Ser. 383, Class 62, IO, 6 1/2s, 2037	133,492	12,219
Ser. 383, Class 69, IO, 6 1/2s, 2037	86,906	11,163
Ser. 383, Class 63, IO, 6 1/2s, 2037	104,211	10,382
Ser. 383, Class 64, IO, 6 1/2s, 2037	192,147	17,774
Ser. 383, Class 67, IO, 6 1/2s, 2037	102,037	11,112
Ser. 383, Class 58, IO, 6 1/2s, 2037	221,199	18,536
Ser. 383, Class 59, IO, 6 1/2s, 2037	140,626	12,857
Ser. 383, Class 61, IO, 6 1/2s, 2037	111,502	11,665
Ser. 383, Class 65, IO, 6 1/2s, 2037	133,267	13,739
Ser. 383, Class 66, IO, 6 1/2s, 2037	136,682	13,287
Ser. 383, Class 72, IO, 6 1/2s, 2037	534,418	45,425
Ser. 383, Class 77, IO, 6 1/2s, 2037	84,460	9,282
Ser. 383, Class 78, IO, 6 1/2s, 2037	84,261	11,011
Ser. 381, Class 14, IO, 6 1/2s, 2037	766,970	62,278
Ser. 381, Class 16, IO, 6 1/2s, 2037	199,240	21,723
Ser. 381, Class 15, IO, 6 1/2s, 2037	327,008	26,553
Ser. 383, Class 73, IO, 6 1/2s, 2037	182,850	15,542
Ser. 383, Class 76, IO, 6 1/2s, 2037	110,784	11,158
Ser. 383, Class 70, IO, 6 1/2s, 2037	280,328	23,828
Ser. 383, Class 74, IO, 6 1/2s, 2037	151,063	12,840
Ser. 383, Class 71, IO, 6 1/2s, 2036	118,482	12,393
Ser. 383, Class 75, IO, 6 1/2s, 2036	95,433	8,813
IFB Ser. 08-01, Class GI, IO,
6.489s, 2037	5,499,765	457,031
IFB Ser. 07-39, Class LI, IO,
6.299s, 2037	225,772	21,713
IFB Ser. 07-23, Class SI, IO,
6.299s, 2037	1,174,511	88,862
IFB Ser. 07-54, Class CI, IO,
6.289s, 2037	889,609	69,927
IFB Ser. 07-39, Class PI, IO,
6.289s, 2037	851,552	63,157
IFB Ser. 07-30, Class WI, IO,
6.289s, 2037	10,377,926	778,552

COLLATERALIZED MORTGAGE OBLIGATIONS (56.4%)* continued

	Principal amount	Value

Fannie Mae
IFB Ser. 07-28, Class SE, IO,
6.279s, 2037	$942,913	$73,377
IFB Ser. 06-128, Class SH, IO,
6.279s, 2037	1,073,638	82,578
IFB Ser. 06-56, Class SM, IO,
6.279s, 2036	2,585,066	201,938
IFB Ser. 05-73, Class SI, IO,
6.279s, 2035	597,015	44,841
IFB Ser. 05-12, Class SC, IO,
6.279s, 2035	889,027	88,013
IFB Ser. 05-17, Class ES, IO,
6.279s, 2035	1,174,741	107,467
IFB Ser. 05-17, Class SY, IO,
6.279s, 2035	546,865	49,870
IFB Ser. 07-W5, Class 2A2, IO,
6.269s, 2037	523,203	43,164
IFB Ser. 07-30, Class IE, IO,
6.269s, 2037	2,637,651	271,454
IFB Ser. 06-123, Class CI, IO,
6.269s, 2037	2,102,842	162,743
IFB Ser. 06-123, Class UI, IO,
6.269s, 2037	937,385	74,991
IFB Ser. 05-82, Class SY, IO,
6.259s, 2035	2,323,893	175,686
IFB Ser. 05-45, Class EW, IO,
6.249s, 2035	2,061,789	163,958
IFB Ser. 05-45, Class SR, IO,
6.249s, 2035	3,158,536	247,680
IFB Ser. 07-15, Class BI, IO,
6.229s, 2037	1,513,510	119,713
IFB Ser. 06-126, Class CS, IO,
6.229s, 2037	607,017	45,769
IFB Ser. 06-16, Class SM, IO,
6.229s, 2036	792,484	67,146
IFB Ser. 05-95, Class CI, IO,
6.229s, 2035	1,404,179	127,640
IFB Ser. 05-84, Class SG, IO,
6.229s, 2035	2,301,383	191,245
IFB Ser. 05-57, Class NI, IO,
6.229s, 2035	477,937	43,652
IFB Ser. 05-54, Class SA, IO,
6.229s, 2035	2,209,296	174,298
IFB Ser. 05-23, Class SG, IO,
6.229s, 2035	1,761,727	150,581
IFB Ser. 05-17, Class SA, IO,
6.229s, 2035	1,554,370	122,181
IFB Ser. 05-17, Class SE, IO,
6.229s, 2035	1,690,291	139,716
IFB Ser. 05-57, Class DI, IO,
6.229s, 2035	4,533,177	348,601
IFB Ser. 05-83, Class QI, IO,
6.219s, 2035	380,694	37,264
IFB Ser. 06-128, Class GS, IO,
6.209s, 2037	997,710	76,613

15

Putnam VT Income Fund

COLLATERALIZED MORTGAGE OBLIGATIONS (56.4%)* continued

	Principal amount	Value

Fannie Mae
IFB Ser. 06-114, Class IS, IO,
6.179s, 2036	$1,063,188	$80,055
IFB Ser. 06-116, Class ES, IO,
6.179s, 2036	675,622	52,538
IFB Ser. 06-115, Class GI, IO,
6.169s, 2036	1,026,179	83,945
IFB Ser. 06-115, Class IE, IO,
6.169s, 2036	813,461	77,893
IFB Ser. 06-117, Class SA, IO,
6.169s, 2036	1,212,283	91,995
IFB Ser. 06-121, Class SD, IO,
6.169s, 2036	2,005,238	151,596
IFB Ser. 06-109, Class SG, IO,
6.159s, 2036	1,433,585	113,827
IFB Ser. 06-104, Class IM, IO,
6.149s, 2036	347,551	26,334
IFB Ser. 06-104, Class SY, IO,
6.149s, 2036	718,750	55,235
IFB Ser. 06-109, Class SH, IO,
6.149s, 2036	1,076,885	94,865
Ser. 06-104, Class SG, IO,
6.129s, 2036	1,396,456	99,141
IFB Ser. 07-W6, Class 4A2, IO,
6.129s, 2037	4,364,691	335,645
IFB Ser. 06-128, Class SC, IO,
6.129s, 2037	3,385,300	257,956
IFB Ser. 06-43, Class SI, IO,
6.129s, 2036	1,874,168	143,839
IFB Ser. 06-44, Class IS, IO,
6.129s, 2036	1,643,131	124,968
IFB Ser. 06-8, Class JH, IO,
6.129s, 2036	3,757,668	293,925
IFB Ser. 05-122, Class SG, IO,
6.129s, 2035	809,231	80,268
IFB Ser. 05-95, Class OI, IO,
6.119s, 2035	216,865	25,622
IFB Ser. 06-92, Class JI, IO,
6.109s, 2036	823,429	88,250
IFB Ser. 06-92, Class LI, IO,
6.109s, 2036	1,201,011	89,976
IFB Ser. 06-96, Class ES, IO,
6.109s, 2036	1,309,414	100,037
IFB Ser. 06-99, Class AS, IO,
6.109s, 2036	926,895	73,595
IFB Ser. 06-85, Class TS, IO,
6.089s, 2036	1,991,220	153,189
IFB Ser. 06-61, Class SE, IO,
6.079s, 2036	1,884,829	131,682
IFB Ser. 07-75, Class PI, IO,
6.069s, 2037	1,369,580	106,805
IFB Ser. 07-76, Class SA, IO,
6.069s, 2037	1,439,146	82,859
IFB Ser. 07-W7, Class 2A2, IO,
6.059s, 2037	3,470,345	339,087

COLLATERALIZED MORTGAGE OBLIGATIONS (56.4%)* continued

	Principal amount	Value

Fannie Mae
IFB Ser. 07-88, Class MI, IO,
6.049s, 2037	$416,243	$50,799
Ser. 06-94, Class NI, IO, 6.029s, 2036	683,135	48,229
IFB Ser. 07-116, Class IA, IO,
6.029s, 2037	5,261,642	378,312
IFB Ser. 07-103, Class AI, IO,
6.029s, 2037	5,895,045	418,430
IFB Ser. 07-1, Class NI, IO,
6.029s, 2037	3,117,916	250,107
IFB Ser. 07-15, Class NI, IO,
6.029s, 2022	1,588,186	116,096
Ser. 389, Class 6, IO, 6s, 2038	95,882	8,150
Ser. 08-76, Class JI, IO, 6s, 2038	923,515	85,425
Ser. 386, Class 10, IO, 6s, 2038	91,351	9,419
Ser. 383, Class 41, IO, 6s, 2038	810,229	68,869
Ser. 383, Class 42, IO, 6s, 2038	585,887	49,800
Ser. 383, Class 43, IO, 6s, 2038	529,154	44,978
Ser. 383, Class 44, IO, 6s, 2038	483,421	41,091
Ser. 383, Class 45, IO, 6s, 2038	373,160	31,719
Ser. 383, Class 46, IO, 6s, 2038	323,561	27,503
Ser. 383, Class 47, IO, 6s, 2038	286,730	24,372
Ser. 383, Class 48, IO, 6s, 2038	257,516	23,820
Ser. 383, Class 52, IO, 6s, 2038	104,351	10,541
Ser. 386, Class 9, IO, 6s, 2038	463,393	39,388
Ser. 383, Class 28, IO, 6s, 2038	972,305	89,938
Ser. 383, Class 29, IO, 6s, 2038	874,210	80,864
Ser. 383, Class 30, IO, 6s, 2038	645,212	59,682
Ser. 383, Class 31, IO, 6s, 2038	568,950	52,628
Ser. 383, Class 32, IO, 6s, 2038	441,971	40,882
Ser. 383, Class 33, IO, 6s, 2038	377,588	34,927
Ser. 383, Class 37, IO, 6s, 2038	147,192	13,589
Ser. 386, Class 7, IO, 6s, 2038	570,340	52,015
Ser. 383, Class 34, IO, 6s, 2037	153,068	14,159
Ser. 383, Class 35, IO, 6s, 2037	126,254	11,729
Ser. 383, Class 36, IO, 6s, 2037	98,862	9,714
Ser. 383, Class 38, IO, 6s, 2037	85,731	7,923
Ser. 383, Class 50, IO, 6s, 2037	175,676	14,932
Ser. 386, Class 6, IO, 6s, 2037	273,511	22,920
Ser. 383, Class 49, IO, 6s, 2037	132,185	13,233
Ser. 383, Class 51, IO, 6s, 2037	136,305	13,621
Ser. 383, Class 57, IO, 6s, 2037	83,513	10,747
Ser. 383, Class 98, IO, 6s, 2022	140,922	12,370
Ser. 383, Class 99, IO, 6s, 2022	72,374	6,205
IFB Ser. 08-3, Class SC, IO,
5.979s, 2038	343,808	32,245
IFB Ser. 07-109, Class XI, IO,
5.979s, 2037	863,416	76,520
IFB Ser. 07-109, Class YI, IO,
5.979s, 2037	1,284,895	97,707
IFB Ser. 07-W8, Class 2A2, IO,
5.979s, 2037	2,311,331	161,035

16

Putnam VT Income Fund

COLLATERALIZED MORTGAGE OBLIGATIONS (56.4%)* continued

	Principal amount	Value

Fannie Mae
IFB Ser. 07-88, Class JI, IO,
5.979s, 2037	$1,764,199	$132,080
IFB Ser. 07-54, Class KI, IO,
5.969s, 2037	658,165	46,446
IFB Ser. 07-30, Class JS, IO,
5.969s, 2037	2,162,807	168,915
IFB Ser. 07-30, Class LI, IO,
5.969s, 2037	3,298,140	280,507
IFB Ser. 07-W2, Class 1A2, IO,
5.959s, 2037	984,746	68,145
IFB Ser. 07-106, Class SN, IO,
5.939s, 2037	1,383,016	104,455
IFB Ser. 07-54, Class IA, IO,
5.939s, 2037	1,160,221	84,717
IFB Ser. 07-54, Class IB, IO,
5.939s, 2037	1,160,221	84,717
IFB Ser. 07-54, Class IC, IO,
5.939s, 2037	1,160,221	84,717
IFB Ser. 07-54, Class ID, IO,
5.939s, 2037	1,160,221	84,717
IFB Ser. 07-54, Class IE, IO,
5.939s, 2037	1,160,221	84,717
IFB Ser. 07-54, Class IF, IO,
5.939s, 2037	1,726,430	146,211
IFB Ser. 07-54, Class NI, IO,
5.939s, 2037	1,032,572	73,919
IFB Ser. 07-54, Class UI, IO,
5.939s, 2037	1,429,071	71,239
IFB Ser. 07-109, Class AI, IO,
5.929s, 2037	4,458,611	320,574
IFB Ser. 07-91, Class AS, IO,
5.929s, 2037	896,967	68,977
IFB Ser. 07-91, Class HS, IO,
5.929s, 2037	965,411	79,081
IFB Ser. 07-15, Class CI, IO,
5.909s, 2037	3,912,625	283,869
IFB Ser. 06-115, Class JI, IO,
5.909s, 2036	2,836,631	221,541
IFB Ser. 07-109, Class PI, IO,
5.879s, 2037	1,421,052	101,000
IFB Ser. 06-123, Class LI, IO,
5.849s, 2037	1,891,776	142,999
IFB Ser. 08-1, Class NI, IO,
5.779s, 2037	2,530,840	169,313
IFB Ser. 07-116, Class BI, IO,
5.779s, 2037	4,802,782	321,306
IFB Ser. 08-01, Class AI, IO,
5.779s, 2037	6,709,592	426,931
IFB Ser. 08-10, Class GI, IO,
5.759s, 2038	1,730,257	104,819
IFB Ser. 08-1, Class HI, IO,
5.729s, 2037	3,115,779	195,172
IFB Ser. 07-39, Class AI, IO,
5.649s, 2037	2,034,390	152,783

COLLATERALIZED MORTGAGE OBLIGATIONS (56.4%)* continued

	Principal amount	Value

Fannie Mae
IFB Ser. 07-32, Class SD, IO,
5.639s, 2037	$1,379,005	$106,711
IFB Ser. 07-30, Class UI, IO,
5.629s, 2037	1,127,661	76,111
IFB Ser. 07-32, Class SC, IO,
5.629s, 2037	1,832,047	126,164
IFB Ser. 07-1, Class CI, IO,
5.629s, 2037	1,312,967	89,301
IFB Ser. 05-74, Class SE, IO,
5.629s, 2035	3,441,126	234,389
IFB Ser. 05-14, Class SE, IO,
5.579s, 2035	846,054	56,813
IFB Ser. 05-58, Class IK, IO,
5.529s, 2035	1,737,500	106,166
Ser. 383, Class 18, IO, 5 1/2s, 2038	514,228	48,852
Ser. 383, Class 19, IO, 5 1/2s, 2038	468,553	44,513
Ser. 383, Class 25, IO, 5 1/2s, 2038	86,534	8,436
Ser. 386, Class 4, IO, 5 1/2s, 2037	116,273	13,718
Ser. 386, Class 5, IO, 5 1/2s, 2037	91,381	11,708
Ser. 383, Class 15, IO, 5 1/2s, 2037	88,502	9,627
Ser. 383, Class 4, IO, 5 1/2s, 2037	717,661	68,178
Ser. 383, Class 5, IO, 5 1/2s, 2037	455,431	43,266
Ser. 383, Class 6, IO, 5 1/2s, 2037	409,191	38,873
Ser. 383, Class 7, IO, 5 1/2s, 2037	403,063	38,291
Ser. 383, Class 8, IO, 5 1/2s, 2037	163,892	15,570
Ser. 383, Class 9, IO, 5 1/2s, 2037	156,423	14,860
Ser. 383, Class 20, IO, 5 1/2s, 2037	290,915	28,364
Ser. 383, Class 21, IO, 5 1/2s, 2037	274,574	26,771
Ser. 383, Class 22, IO, 5 1/2s, 2037	186,235	18,158
Ser. 383, Class 23, IO, 5 1/2s, 2037	167,952	16,375
Ser. 383, Class 24, IO, 5 1/2s, 2037	116,800	11,923
Ser. 383, Class 26, IO, 5 1/2s, 2037	90,489	10,090
Ser. 383, Class 95, IO, 5 1/2s, 2022	224,977	17,436
Ser. 383, Class 97, IO, 5 1/2s, 2022	95,001	7,270
Ser. 383, Class 94, IO, 5 1/2s, 2022	114,402	12,221
Ser. 383, Class 96, IO, 5 1/2s, 2022	122,242	10,123
IFB Ser. 08-1, Class BI, IO,
5.439s, 2038	3,412,211	217,511
IFB Ser. 07-75, Class ID, IO,
5.399s, 2037	1,130,888	75,131
Ser. 383, Class 2, IO, 5s, 2037	93,704	13,167
Ser. 383, Class 92, IO, 5s, 2022	99,086	10,412
Ser. 06-W3, Class 1AS, IO,
4.591s, 2046	4,683,002	298,776
Ser. 03-W12, Class 2, IO,
2.219s, 2043	2,250,533	81,718
Ser. 03-W10, Class 3, IO,
1.934s, 2043	2,105,850	85,826
Ser. 03-W10, Class 1, IO,
1.913s, 2043	5,251,033	161,182
Ser. 03-W8, Class 12, IO,
1.634s, 2042	9,726,415	368,474

17

Putnam VT Income Fund

COLLATERALIZED MORTGAGE OBLIGATIONS (56.4%)* continued

Principal amount		Value

Fannie Mae
Ser. 03-W17, Class 12, IO,
1.148s, 2033	$2,871,467	$76,355
Ser. 03-T2, Class 2, IO, 0.809s, 2042	14,374,651	275,739
Ser. 03-W3, Class 2IO1, IO,
0.681s, 2042	1,396,356	22,427
Ser. 03-W6, Class 51, IO,
0.671s, 2042	3,986,894	68,733
Ser. 01-T12, Class IO, 0.565s, 2041	7,329,446	109,303
Ser. 03-W2, Class 1, IO, 0.466s, 2042	7,368,843	84,254
Ser. 03-W3, Class 1, IO, 0.439s, 2042	13,600,908	145,213
Ser. 02-T1, Class IO, IO, 0.425s, 2031	6,382,973	59,403
Ser. 03-W6, Class 3, IO, 0.368s, 2042	5,648,039	49,110
Ser. 03-W6, Class 23, IO, 0.352s, 2042	5,939,079	49,439
Ser. 03-W4, Class 3A, IO, 0.351s, 2042	5,837,575	35,557
Ser. 08-33, Principal only (PO),
zero %, 2038	267,937	217,029
Ser. 08-9, PO, zero %, 2038	190,904	156,541
Ser. 07-89, Class PO, PO, zero %, 2037	150,700	121,241
Ser. 07-64, Class LO, PO, zero %, 2037	539,930	470,306
Ser. 06-56, Class XF, zero %, 2036	72,905	68,843
Ser. 06-16, Class OG, PO, zero %, 2036	74,183	57,788
Ser. 07-15, Class IM, IO, zero %, 2009	1,258,539	945
Ser. 07-16, Class TS, IO, zero %, 2009	5,240,907	4,249
FRB Ser. 06-115, Class SN, zero %, 2036	439,951	302,887
FRB Ser. 06-104, Class EK, zero %, 2036	108,294	91,356
FRB Ser. 05-117, Class GF, zero %, 2036	85,070	70,995
FRB Ser. 05-57, Class UL, zero %,2035	892,522	836,454
FRB Ser. 05-36, Class QA, zero %,2035	189,988	179,380
FRB Ser. 05-65, Class CU, zero %,2034	125,428	115,387
FRB Ser. 05-81, Class DF, zero %,2033	98,883	92,816
FRB Ser. 06-1, Class HF, zero %,2032	81,453	75,508
IFB Ser. 06-75, Class FY, zero %,2036	182,441	164,352
Federal Home Loan Mortgage Corp.
Structured Pass-Through Securities
Ser. T-42, Class A6, 9 1/2s, 2042	78,141	84,856
IFB Ser. T-56, Class 2ASI, IO,
7.629s, 2043	671,040	87,235
Ser. T-58, Class 4A, 7 1/2s, 2043	357,252	371,765
Ser. T-51, Class 2A, 7 1/2s, 2042	418,520	438,662
Ser. T-42, Class A5, 7 1/2s, 2042	300,677	315,147
Ser. T-41, Class 2A, 6.984s, 2032	47,488	48,913
Ser. T-56, Class A, IO, 0.524s, 2043	3,825,477	46,904
Ser. T-56, Class 3, IO, 0.351s, 2043	4,011,104	41,638
Ser. T-56, Class 1, IO, 0.283s, 2043	5,221,360	36,083
Ser. T-56, Class 2, IO, 0.02s, 2043	4,739,593	8,898
FFCA Secured Lending Corp. 144A
Ser. 00-1, Class A2, 7.77s, 2027	1,503,238	300,648
First Horizon Alternative Mortgage
Securities FRB Ser. 05-AA10, Class 2A1,
5.742s, 2035	662,402	337,825

COLLATERALIZED MORTGAGE OBLIGATIONS (56.4%)* continued

Principal amount		Value

First Union National Bank-Bank of America
Commercial Mortgage 144A Ser. 01-C1,
Class 3, IO, 1.683s, 2033	$12,984,090	$313,904
First Union-Lehman Brothers Commercial
Mortgage Trust II
Ser. 97-C2, Class F, 7 1/2s, 2029	1,196,000	1,174,436
Ser. 97-C2, Class G, 7 1/2s, 2029	361,000	162,450
First Union-Lehman Brothers-Bank
of America 144A Ser. 98-C2, Class G,
7s, 2035	1,515,000	889,056
Freddie Mac
IFB Ser. 3360, Class SB, 39.08s, 2037	355,286	468,647
IFB Ser. 3339, Class WS, 36.995s, 2037	522,476	696,388
IFB Ser. 3339, Class JS, 35.068s, 2037	453,147	584,740
IFB Ser. 3202, Class PS, 32.07s, 2036	356,767	452,913
IFB Ser. 3349, Class SA, 31.83s, 2037	1,845,154	2,309,255
IFB Ser. 3331, Class SE, 31.83s, 2037	445,240	554,587
IFB Ser. 3202, Class HM, 27.275s, 2036	240,243	289,963
IFB Ser. 3153, Class SX, 27.275s, 2036	317,640	395,602
IFB Ser. 3182, Class PS, 23.82s, 2032	827,489	1,008,949
IFB Ser. 3081, Class DC, 23.782s, 2035	509,985	584,202
IFB Ser. 3211, Class SI, IO, 22.641s, 2036	85,385	36,025
IFB Ser. 3360, Class SC, 22.394s, 2037	738,780	808,964
IFB Ser. 3114, Class GK, 21.62s, 2036	357,030	415,016
IFB Ser. 3408, Class EK, 20.985s, 2037	1,652,098	1,810,323
IFB Ser. 2976, Class KL, 20.002s, 2035	935,499	1,050,912
IFB Ser. 2990, Class DP, 19.892s, 2034	794,765	863,257
IFB Ser. 2979, Class AS, 19.892s, 2034	226,385	246,878
IFB Ser. 3153, Class UT, 19.635s, 2036	195,829	216,506
IFB Ser. 3149, Class SU, 16.376s, 2036	394,469	419,494
IFB Ser. 3065, Class DC, 16.275s, 2035	841,080	894,086
IFB Ser. 2990, Class WP, 13.945s, 2035	528,995	547,307
IFB Ser. 2990, Class LB, 13.891s, 2034	972,723	1,014,997
IFB Ser. 3012, Class FS, 13.888s, 2035	71,741	73,803
IFB Ser. 2927, Class SI, IO, 7s, 2035	1,296,515	126,912
IFB Ser. 2828, Class GI, IO, 6.305s, 2034	1,546,698	173,900
IFB Ser. 3184, Class SP, IO, 6.155s, 2033	1,373,465	111,122
IFB Ser. 2869, Class SH, IO, 6.105s, 2034	683,362	44,655
IFB Ser. 2869, Class JS, IO, 6.055s, 2034	3,255,764	206,028
IFB Ser. 239, IO, 6.005s, 2036	2,636,423	155,153
IFB Ser. 2882, Class LS, IO, 6.005s, 2034	637,157	52,149
IFB Ser. 3203, Class SH, IO, 5.945s, 2036	787,695	65,201
IFB Ser. 2815, Class PT, IO, 5.855s, 2032	1,532,123	122,564
IFB Ser. 2828, Class TI, IO, 5.855s, 2030	704,830	57,119
IFB Ser. 3397, Class GS, IO, 5.805s, 2037	816,737	69,516
IFB Ser. 3297, Class BI, IO, 5.565s, 2037	3,450,298	271,245
IFB Ser. 3287, Class SD, IO, 5.555s, 2037	1,340,444	104,352
IFB Ser. 3281, Class BI, IO, 5.555s, 2037	661,820	55,291
IFB Ser. 3281, Class CI, IO, 5.555s, 2037	628,605	51,518
IFB Ser. 3249, Class SI, IO, 5.555s, 2036	610,144	66,474
IFB Ser. 3028, Class ES, IO, 5.555s, 2035	2,345,676	198,608

18

Putnam VT Income Fund

COLLATERALIZED MORTGAGE OBLIGATIONS (56.4%)* continued

Principal amount		Value

Freddie Mac
IFB Ser. 2922, Class SE, IO, 5.555s, 2035	$1,783,139	$177,655
IFB Ser. 3045, Class DI, IO, 5.535s, 2035	8,962,926	657,843
IFB Ser. 3236, Class ES, IO, 5.505s, 2036	1,270,671	104,667
IFB Ser. 3136, Class NS, IO, 5.505s, 2036	2,190,779	173,039
IFB Ser. 3118, Class SD, IO, 5.505s, 2036	2,872,402	221,489
IFB Ser. 2927, Class ES, IO, 5.505s, 2035	1,008,145	67,874
IFB Ser. 2950, Class SM, IO, 5.505s, 2016	1,975,264	178,831
IFB Ser. 3256, Class S, IO, 5.495s, 2036	1,511,420	125,599
IFB Ser. 3031, Class BI, IO, 5.495s, 2035	760,276	70,216
IFB Ser. 3244, Class SB, IO, 5.465s, 2036	945,498	79,974
IFB Ser. 3244, Class SG, IO, 5.465s, 2036	1,101,862	84,400
IFB Ser. 3236, Class IS, IO, 5.455s, 2036	1,710,231	128,267
IFB Ser. 2962, Class BS, IO, 5.455s, 2035	4,314,429	293,813
IFB Ser. 3114, Class TS, IO, 5.455s, 2030	4,645,626	371,065
IFB Ser. 3128, Class JI, IO, 5.435s, 2036	2,525,358	203,544
IFB Ser. 2990, Class LI, IO, 5.435s, 2034	1,466,622	126,134
IFB Ser. 3240, Class S, IO, 5.425s, 2036	3,261,153	236,407
IFB Ser. 3229, Class BI, IO, 5.425s, 2036	276,126	20,644
IFB Ser. 3153, Class JI, IO, 5.425s, 2036	1,595,505	116,631
IFB Ser. 3065, Class DI, IO, 5.425s, 2035	583,060	51,932
IFB Ser. 3145, Class GI, IO, 5.405s, 2036	2,078,488	172,722
IFB Ser. 3114, Class GI, IO, 5.405s, 2036	854,830	75,304
IFB Ser. 3339, Class JI, IO, 5.395s, 2037	3,398,600	227,366
IFB Ser. 3218, Class AS, IO, 5.385s, 2036	1,172,526	84,126
IFB Ser. 3221, Class SI, IO, 5.385s, 2036	1,384,153	99,720
IFB Ser. 3153, Class UI, IO, 5 3/8s, 2036	790,911	74,033
IFB Ser. 3202, Class PI, IO, 5.345s, 2036	3,846,191	281,876
IFB Ser. 3355, Class MI, IO, 5.305s, 2037	950,085	71,585
IFB Ser. 3201, Class SG, IO, 5.305s, 2036	1,764,353	161,721
IFB Ser. 3203, Class SE, IO, 5.305s, 2036	1,581,424	137,536
IFB Ser. 3238, Class LI, IO, 5.295s, 2036	184,956	14,674
IFB Ser. 3171, Class PS, IO, 5.29s, 2036	1,494,704	118,680
IFB Ser. 3152, Class SY, IO, 5.285s, 2036	1,814,104	164,521
IFB Ser. 3366, Class SA, IO, 5.255s, 2037	340,577	25,443
IFB Ser. 3284, Class BI, IO, 5.255s, 2037	1,091,701	84,165
IFB Ser. 3260, Class SA, IO, 5.255s, 2037	1,053,007	69,663
IFB Ser. 3199, Class S, IO, 5.255s, 2036	1,012,432	80,498
IFB Ser. 3284, Class LI, IO, 5.245s, 2037	4,364,611	308,892
IFB Ser. 3281, Class AI, IO, 5.235s, 2037	3,976,003	325,754
IFB Ser. 3311, Class EI, IO, 5.215s, 2037	1,168,940	87,937
IFB Ser. 3311, Class IA, IO, 5.215s, 2037	1,641,515	138,905
IFB Ser. 3311, Class IB, IO, 5.215s, 2037	1,641,515	138,905
IFB Ser. 3311, Class IC, IO, 5.215s, 2037	1,641,515	138,905
IFB Ser. 3311, Class ID, IO, 5.215s, 2037	1,641,515	138,905
IFB Ser. 3311, Class IE, IO, 5.215s, 2037	2,341,611	198,147
IFB Ser. 3240, Class GS, IO, 5.185s, 2036	1,973,386	157,831
IFB Ser. 3257, Class SI, IO, 5 1/8s, 2036	855,231	64,114
IFB Ser. 3225, Class JY, IO, 5.095s, 2036	3,735,228	254,825
IFB Ser. 3416, Class BI, IO, 5.055s, 2038	721,711	53,462

COLLATERALIZED MORTGAGE OBLIGATIONS (56.4%)* continued

Principal amount		Value

Freddie Mac
IFB Ser. 3339, Class TI, IO, 4.945s, 2037	$1,733,788	$134,819
IFB Ser. 3284, Class CI, IO, 4.925s, 2037	3,041,009	204,201
IFB Ser. 3016, Class SQ, IO, 4.915s, 2035	1,553,062	86,037
IFB Ser. 3397, Class SQ, IO, 4.775s, 2037	2,389,683	160,114
IFB Ser. 3424, Class UI, IO, 4.565s, 2037	253,234	15,596
Ser. 3369, Class BO, PO, zero %, 2037	84,957	74,766
Ser. 3327, Class IF, IO, zero %, 2037	394,422	10,334
Ser. 3391, PO, zero %, 2037	141,833	115,663
Ser. 3292, Class DO, PO, zero %, 2037	124,686	113,383
Ser. 3292, Class OA, PO, zero %, 2037	83,356	65,959
Ser. 3300, PO, zero %, 2037	787,342	665,304
Ser. 3255, Class CO, PO, zero %, 2036	115,037	93,014
Ser. 3218, Class AO, PO, zero %, 2036	72,135	57,925
Ser. 3175, Class MO, PO, zero %, 2036	122,273	103,031
Ser. 3210, PO, zero %, 2036	75,047	63,310
Ser. 3139, Class CO, PO, zero %, 2036	216,223	196,458
Ser. 2587, Class CO, PO, zero %, 2032	635,938	565,627
FRB Ser. 3349, Class DO, zero %, 2037	222,161	200,617
FRB Ser. 3326, Class XF, zero %, 2037	570,997	531,993
FRB Ser. 3326, Class YF, zero %, 2037	992,303	913,935
FRB Ser. 3263, Class TA, zero %, 2037	119,399	102,780
FRB Ser. 3241, Class FH, zero %, 2036	233,044	222,291
FRB Ser. 3231, Class XB, zero %, 2036	173,908	169,267
FRB Ser. 3231, Class X, zero %, 2036	124,764	115,168
FRB Ser. 3147, Class SF, zero %, 2036	541,054	386,956
FRB Ser. 3117, Class AF, zero %, 2036	74,462	62,235
FRB Ser. 3326, Class WF, zero %, 2035	808,989	714,491
FRB Ser. 3036, Class AS, zero %, 2035	76,926	69,730
FRB Ser. 3003, Class XF, zero %, 2035	837,640	744,029
GE Capital Commercial
Mortgage Corp. 144A
Ser. 07-C1, Class XC, IO, 0.093s, 2019	73,808,632	232,639
Ser. 05-C2, Class XC, IO, 0.082s, 2043	34,658,386	144,986
Ser. 05-C3, Class XC, IO, 0.064s, 2045	93,234,234	232,555
GMAC Commercial Mortgage
Securities, Inc.
Ser. 99-C3, Class F, 7.896s, 2036	162,000	161,368
Ser. 97-C1, Class X, IO, 1.252s, 2029	1,722,653	110,250
Ser. 05-C1, Class X1, IO, 0.185s, 2043	38,943,547	266,636
GMAC Commercial Mortgage
Securities, Inc. 144A
Ser. 99-C3, Class G, 6.974s, 2036	706,723	212,017
Ser. 06-C1, Class XC, IO, 0.07s, 2045	66,707,517	177,118
Government National
Mortgage Association
IFB Ser. 07-38, Class AS, 43.36s, 2037	1,014,807	1,321,535
IFB Ser. 06-34, Class SA, 36.495s, 2036	130,402	157,207
IFB Ser. 07-51, Class SP, 36.435s, 2037	73,406	90,063
IFB Ser. 07-44, Class SP, 33.77s, 2036	538,220	649,042
IFB Ser. 05-66, Class SP, 17.367s, 2035	495,870	513,812

19

Putnam VT Income Fund

COLLATERALIZED MORTGAGE OBLIGATIONS (56.4%)* continued

Principal amount		Value

Government National
Mortgage Association
IFB Ser. 05-7, Class JM, 14.776s, 2034	$887,836	$931,613
Ser. 07-17, Class CI, IO, 7 1/2s, 2037	107,666	9,959
IFB Ser. 06-69, Class SI, IO, 6.873s, 2036	212,557	15,757
IFB Ser. 06-62, Class SI, IO, 6.873s, 2036	1,196,110	83,006
IFB Ser. 07-1, Class SL, IO, 6.853s, 2037	543,379	39,522
IFB Ser. 07-1, Class SM, IO, 6.843s, 2037	543,379	39,453
IFB Ser. 05-68, Class PU, IO,
6.793s, 2032	183,868	18,091
IFB Ser. 07-49, Class NY, IO,
6.593s, 2035	4,603,234	325,067
IFB Ser. 07-35, Class TY, IO,
6.393s, 2035	1,271,427	81,104
IFB Ser. 07-26, Class SG, IO,
6.343s, 2037	1,823,325	112,043
IFB Ser. 07-9, Class BI, IO, 6.313s, 2037	3,526,247	224,939
IFB Ser. 07-31, Class CI, IO, 6.303s, 2037	949,796	65,255
IFB Ser. 07-25, Class SA, IO,
6.293s, 2037	1,228,038	79,449
IFB Ser. 07-25, Class SB, IO,
6.293s, 2037	2,392,317	151,290
IFB Ser. 07-22, Class S, IO,
6.293s, 2037	1,032,316	79,815
IFB Ser. 07-11, Class SA, IO,
6.293s, 2037	943,381	69,106
IFB Ser. 07-14, Class SB, IO,
6.293s, 2037	894,794	55,896
IFB Ser. 06-69, Class SA, IO,

6.293s, 2036	406,877	29,040
IFB Ser. 07-51, Class SJ, IO,
6.243s, 2037	1,180,777	90,247
IFB Ser. 07-58, Class PS, IO,
6.193s, 2037	495,453	36,969
IFB Ser. 07-59, Class PS, IO,
6.163s, 2037	918,765	65,856
IFB Ser. 07-59, Class SP, IO,
6.163s, 2037	2,315,249	168,571
IFB Ser. 04-59, Class SC, IO,
6.16s, 2034	720,034	62,040
IFB Ser. 07-68, Class PI, IO,
6.143s, 2037	1,234,310	93,291
IFB Ser. 06-38, Class SG, IO,
6.143s, 2033	3,622,807	194,110
IFB Ser. 07-53, Class SG, IO,
6.093s, 2037	662,045	43,359
IFB Ser. 08-3, Class SA, IO,
6.043s, 2038	2,118,204	119,297
IFB Ser. 07-79, Class SY, IO,
6.043s, 2037	3,685,823	232,575
IFB Ser. 07-64, Class AI, IO,
6.043s, 2037	8,694,391	505,318
IFB Ser. 07-53, Class ES, IO,
6.043s, 2037	929,330	55,115

COLLATERALIZED MORTGAGE OBLIGATIONS (56.4%)* continued

	Principal amount	Value

Government National
Mortgage Association
IFB Ser. 07-10, Class SB, IO,
6.013s, 2037	$1,169,242	$67,208
IFB Ser. 08-4, Class SA, IO,
6.009s, 2038	4,249,012	248,380
IFB Ser. 07-67, Class SI, IO,
6.003s, 2037	3,769,405	219,655
IFB Ser. 07-9, Class DI, IO,
6.003s, 2037	1,776,738	114,708
IFB Ser. 07-57, Class QA, IO,
5.993s, 2037	2,279,334	116,816
IFB Ser. 07-58, Class SA, IO,
5.993s, 2037	749,493	44,166
IFB Ser. 07-58, Class SC, IO,
5.993s, 2037	1,664,187	91,014
IFB Ser. 07-61, Class SA, IO,
5.993s, 2037	1,216,827	62,764
IFB Ser. 07-53, Class SC, IO,
5.993s, 2037	1,047,585	58,413
IFB Ser. 06-28, Class GI, IO,
5.993s, 2035	1,533,892	112,242
IFB Ser. 07-58, Class SD, IO,
5.983s, 2037	1,584,408	85,542
IFB Ser. 07-59, Class SD, IO,
5.963s, 2037	3,610,533	208,916
IFB Ser. 06-49, Class SA, IO,
5.953s, 2036	484,925	27,069
IFB Ser. 05-65, Class SI, IO,
5.843s, 2035	1,628,976	100,182
IFB Ser. 07-26, Class SD, IO,
5.76s, 2037	1,780,376	107,891
IFB Ser. 07-26, Class SL, IO,
5.76s, 2037	76,973	9,669
IFB Ser. 07-17, Class IB, IO,
5.743s, 2037	788,338	60,158
IFB Ser. 06-10, Class SM, IO,
5.743s, 2036	5,894,768	341,248
IFB Ser. 06-14, Class S, IO,
5.743s, 2036	1,405,619	81,086
IFB Ser. 06-11, Class ST, IO,
5.733s, 2036	879,062	50,379
IFB Ser. 07-26, Class SW, IO,
5.693s, 2037	12,359,818	677,973
IFB Ser. 07-27, Class SD, IO,
5.693s, 2037	885,472	72,647
IFB Ser. 07-19, Class SJ, IO,
5.693s, 2037	1,503,857	84,845
IFB Ser. 07-23, Class ST, IO,
5.693s, 2037	1,852,539	101,380
IFB Ser. 07-8, Class SA, IO,
5.693s, 2037	1,345,797	74,090
IFB Ser. 07-9, Class CI, IO,
5.693s, 2037	2,306,261	119,003

20

Putnam VT Income Fund

COLLATERALIZED MORTGAGE OBLIGATIONS (56.4%)* continued

Principal amount		Value

Government National
Mortgage Association
IFB Ser. 07-7, Class EI, IO,
5.693s, 2037	$1,555,266	$87,757
IFB Ser. 07-7, Class JI, IO, 5.693s, 2037	2,464,731	129,398
IFB Ser. 07-1, Class S, IO, 5.693s, 2037	1,957,907	110,825
IFB Ser. 07-3, Class SA, IO,
5.693s, 2037	1,869,696	105,499
IFB Ser. 07-48, Class SB, IO,
5.61s, 2037	1,376,566	86,194
IFB Ser. 07-17, Class AI, IO,
5.51s, 2037	3,906,336	295,663
IFB Ser. 07-73, Class MI, IO,
5.493s, 2037	3,916,746	201,289
IFB Ser. 07-9, Class AI, IO,
5.46s, 2037	1,518,124	98,853
IFB Ser. 07-17, Class IC, IO,
5.21s, 2037	2,036,929	148,313
IFB Ser. 07-25, Class KS, IO,
5.16s, 2037	378,734	30,427
IFB Ser. 07-21, Class S, IO,
5.16s, 2037	2,075,381	122,435
IFB Ser. 07-31, Class AI, IO,
5.14s, 2037	1,139,061	84,456
IFB Ser. 07-43, Class SC, IO,
5.06s, 2037	1,297,447	78,393
IFB Ser. 07-67, Class EI, IO,
0.02s, 2037	2,019,112	691
IFB Ser. 07-67, Class GI, IO,
0.02s, 2037	5,912,531	2,023
Ser. 07-73, Class MO, PO,
zero %, 2037	301,682	259,193
FRB Ser. 07-73, Class KI, IO,
zero %, 2037	3,013,163	8,847
FRB Ser. 07-73, Class KM, zero %, 2037	300,951	219,556
FRB Ser. 07-49, Class UF, zero %, 2037	86,384	79,676
FRB Ser. 07-35, Class UF, zero %, 2037	152,752	130,963
FRB Ser. 07-22, Class TA, zero %, 2037	97,116	91,552
FRB Ser. 98-2, Class EA, PO,
zero %, 2028	214,199	177,042
Greenpoint Mortgage Funding Trust
Ser. 05-AR1, Class X1, IO, 3.271s, 2045	2,086,334	48,246
Greenwich Capital Commercial
Funding Corp. Ser. 05-GG5, Class XC,
IO, 0.067s, 2037	75,492,997	324,620
Greenwich Capital Commercial
Funding Corp. 144A Ser. 07-GG9, Class X,
IO, 0.323s, 2039	11,097,849	116,527
GS Mortgage Securities Corp. II
FRB Ser. 07-GG10, Class A3,
5.799s, 2045	928,000	621,187
Ser. 06-GG6, Class A2, 5.506s, 2038	1,238,000	1,085,475
Ser. 05-GG4, Class A4, 4.761s, 2039	42,000	27,425

COLLATERALIZED MORTGAGE OBLIGATIONS (56.4%)* continued

Principal amount		Value

GS Mortgage Securities Corp. II 144A
Ser. 98-C1, Class F, 6s, 2030	$528,000	$422,400
FRB Ser. 07-EOP, Class J, 2.726s, 2009	171,000	102,600
Ser. 06-GG8, Class X, IO, 0.666s, 2039	10,610,090	424,404
Ser. 04-C1, Class X1, IO, 0.478s, 2028	6,855,893	48,677
Ser. 03-C1, Class X1, IO, 0.237s, 2040	8,349,434	126,142
Ser. 05-GG4, Class XC, IO,
0.193s, 2039	42,362,820	957,400
Ser. 06-GG6, Class XC, IO,
0.046s, 2038	45,587,243	159,555
GSMPS Mortgage LoanTrust
Ser. 05-RP3, Class 1A4, 8 1/2s, 2035	113,529	102,955
Ser. 05-RP3, Class 1A3, 8s, 2035	384,927	343,327
Ser. 05-RP3, Class 1A2, 7 1/2s, 2035	310,619	274,175
GSMPS Mortgage Loan Trust 144A
Ser. 05-RP2, Class 1A3, 8s, 2035	334,265	325,468
Ser. 05-RP2, Class 1A2, 7 1/2s, 2035	365,963	352,501
IFB Ser. 04-4, Class 1AS, IO, 4.7s, 2034	6,036,304	392,360
GSR Mortgage Loan Trust Ser. 05-AR2,
Class 2A1, 4.833s, 2035	654,233	431,794
HASCO NIM Trust 144A Ser. 05-OP1A,
Class A, 6 1/4s, 2035 (Cayman Islands)	95,889	1,918
HSI Asset Loan Obligation FRB
Ser. 07-AR1, Class 2A1, 6.129s, 2037	1,485,764	668,594
IMPAC Secured Assets Corp. FRB
Ser. 07-2, Class 1A1A, 0.581s, 2037	1,755,084	1,186,670
IndyMac Indx Mortgage Loan Trust
FRB Ser. 05-AR31, Class 3A1,
5.601s, 2036	1,771,561	938,927
FRB Ser. 07-AR11, Class 1A1,
5.584s, 2037	1,375,224	632,603
JPMorgan Chase Commercial Mortgage
Securities Corp.
Ser. 97-C5, Class F, 7.561s, 2029	377,000	271,440
FRB Ser. 07-LD12, Class AM,
6.062s, 2051	2,258,000	979,472
FRB Ser. 07-LD12, Class A3,
5.99s, 2051	8,744,000	5,791,022
Ser. 07-CB20, Class A3, 5.863s, 2051	2,329,000	1,523,752
FRB Ser. 07-LD11, Class A3,
5.819s, 2049	1,157,000	689,545
Ser. 06-CB15, Class A4, 5.814s, 2043	1,799,000	1,425,875
Ser. 07-CB20, Class A4, 5.794s, 2051	515,000	365,974
Ser. 06-CB14, Class A4, 5.481s, 2044	1,727,000	1,310,644
FRB Ser. 04-PNC1, Class A4,
5.368s, 2041	16,000	13,134
Ser. 05-CB12, Class A4, 4.895s, 2037	42,000	33,482
Ser. 04-C3, Class A5, 4.878s, 2042	40,000	32,728
Ser. 05-LDP2, Class AM, 4.78s, 2042	680,000	397,783
Ser. 06-LDP8, Class X, IO,
0.573s, 2045	14,095,888	280,711
Ser. 06-CB17, Class X, IO,
0.513s, 2043	17,565,329	367,115

21

Putnam VT Income Fund

COLLATERALIZED MORTGAGE OBLIGATIONS (56.4%)* continued

Principal amount		Value

JPMorgan Chase Commercial Mortgage
Securities Corp.
Ser. 06-LDP9, Class X, IO, 0.455s, 2047	$4,096,033	$70,452
Ser. 07-LDPX, Class X, IO, 0.347s, 2049	21,953,130	270,024
Ser. 06-CB16, Class X1, IO, 0.092s, 2045	16,052,275	122,484
JPMorgan Chase Commercial Mortgage
Securities Corp. 144A
Ser. 00-C9, Class G, 6 1/4s, 2032	473,000	455,121
Ser. 03-ML1A, Class X1, IO,
0.572s, 2039	1,651,273	67,702
Ser. 05-CB12, Class X1, IO,
0.106s, 2037	22,038,891	147,661
Ser. 05-LDP3, Class X1, IO,
0.085s, 2042	55,026,182	291,639
Ser. 07-CB20, Class X1, IO,
0.074s, 2051	35,201,740	295,695
Ser. 06-LDP6, Class X1, IO,
0.062s, 2043	44,266,369	150,506
Ser. 05-LDP5, Class X1, IO,
0.061s, 2044	142,394,925	469,903
Ser. 06-CB14, Class X1, IO,
0.061s, 2044	18,165,417	49,047
LB Commercial Conduit Mortgage
Trust 144A
Ser. 99-C1, Class F, 6.41s, 2031	314,997	253,339
Ser. 99-C1, Class G, 6.41s, 2031	337,198	152,951
Ser. 98-C4, Class G, 5.6s, 2035	260,000	234,009
Ser. 98-C4, Class H, 5.6s, 2035	441,000	80,518
LB-UBS Commercial Mortgage Trust
Ser. 01-C3, Class A2, 6.365s, 2028	14,000	11,526
Ser. 04-C7, Class A6, 4.786s, 2029	747,000	600,656
Ser. 07-C2, Class XW, IO,
0.536s, 2040	4,721,525	91,255
LB-UBS Commercial Mortgage Trust 144A
Ser. 06-C7, Class XW, IO,
0.718s, 2038	12,497,551	286,300
Ser. 03-C5, Class XCL, IO,
0.251s, 2037	6,459,599	90,015
Ser. 05-C3, Class XCL, IO,
0.207s, 2040	26,514,240	307,435
Ser. 05-C2, Class XCL, IO,
0.166s, 2040	70,127,581	423,648
Ser. 05-C7, Class XCL, IO,
0.143s, 2040	34,086,486	160,135
Ser. 05-C5, Class XCL, IO,
0.138s, 2020	28,247,833	211,627
Ser. 06-C7, Class XCL, IO,
0.117s, 2038	19,106,573	164,693
Ser. 06-C1, Class XCL, IO,
0.084s, 2041	42,775,163	246,543
Ser. 07-C2, Class XCL, IO,
0.076s, 2040	40,572,362	260,178

COLLATERALIZED MORTGAGE OBLIGATIONS (56.4%)* continued

Principal amount		Value

Lehman Brothers Floating Rate Commercial
Mortgage Trust 144A
FRB Ser. 04-LLFA, Class H, 2.145s, 2017	$377,000	$282,750
FRB Ser. 05-LLFA, Class J, 1.995s, 2018	173,000	129,750
Lehman Mortgage Trust
IFB Ser. 06-7, Class 1A9, 38.093s, 2036	252,494	324,946
IFB Ser. 07-5, Class 4A3, 37.253s, 2037	775,915	826,350
IFB Ser. 06-7, Class 4A2, IO,
7.279s, 2036	1,272,888	115,291
IFB Ser. 07-5, Class 8A2, IO,
7.249s, 2036	1,259,521	102,643
Ser. 07-1, Class 3A2, IO, 6.779s, 2037	1,568,013	127,604
IFB Ser. 06-9, Class 3A2, IO,
6.759s, 2037	910,877	76,830
IFB Ser. 07-4, Class 3A2, IO,
6.729s, 2037	1,199,230	94,020
IFB Ser. 06-5, Class 2A2, IO,
6.679s, 2036	2,712,681	200,060
IFB Ser. 07-2, Class 2A13, IO,
6.219s, 2037	2,198,711	163,529
IFB Ser. 07-4, Class 2A2, IO,
6.199s, 2037	5,023,359	339,077
IFB Ser. 07-1, Class 2A3, IO,
6.159s, 2037	2,493,315	183,882
Ser. 06-9, Class 2A3, IO, 6.149s, 2036	3,088,246	239,655
IFB Ser. 06-9, Class 2A2, IO,
6.149s, 2037	2,270,327	171,733
IFB Ser. 06-7, Class 2A4, IO,
6.079s, 2036	4,385,592	312,364
IFB Ser. 06-7, Class 2A5, IO,
6.079s, 2036	4,121,393	293,546
IFB Ser. 06-6, Class 1A2, IO,
6.029s, 2036	1,636,448	114,551
IFB Ser. 06-6, Class 1A3, IO,
6.029s, 2036	2,412,400	168,868
IFB Ser. 07-5, Class 10A2, IO,
5.869s, 2037	2,453,483	171,744
MASTR Adjustable Rate Mortgages Trust
Ser. 04-7, Class 2A1, 5.64s, 2034	57,995	31,854
FRB Ser. 04-13, Class 3A6,
3.788s, 2034	1,066,000	841,491
Ser. 04-03, Class 4AX, IO,
0.376s, 2034	722,338	3,323
Ser. 05-2, Class 7AX, IO, 0.17s, 2035	2,024,214	5,061
MASTR Reperforming Loan Trust 144A
Ser. 05-2, Class 1A3, 7 1/2s, 2035	271,711	270,432
Ser. 05-1, Class 1A4, 7 1/2s, 2034	482,432	466,035
Merit Securities Corp. 144A FRB Ser. 11PA,
Class 3A1, 1.091s, 2027	1,748,207	1,125,872
Merrill Lynch Capital Funding Corp.
Ser. 06-4, Class XC, IO, 0.124s, 2049	37,862,537	272,149
Merrill Lynch Floating Trust 144A FRB
Ser. 06-1, Class TM, 1.695s, 2022	408,848	251,441

22

Putnam VT Income Fund

COLLATERALIZED MORTGAGE OBLIGATIONS (56.4%)* continued

Principal amount		Value

Merrill Lynch Mortgage Investors, Inc.
FRB Ser. 98-C3, Class E, 6.805s, 2030	$283,000	$265,693
FRB Ser. 05-A9, Class 3A1, 5.271s, 2035	1,561,001	1,155,141
Merrill Lynch Mortgage Trust
FRB Ser. 07-C1, Class A3, 5.829s, 2050	640,000	415,456
FRB Ser. 07-C1, Class A4, 5.829s, 2050	720,000	518,750
FRB Ser. 04-BPC1, Class A5,
4.855s, 2041	41,000	31,585
FRB Ser. 05-MCP1, Class A4,
4.747s, 2043	40,000	32,080
Ser. 05-MCP1, Class XC, IO,
0.122s, 2043	27,894,567	219,427
Merrill Lynch Mortgage Trust 144A
Ser. 04-KEY2, Class XC, IO,
0.255s, 2039	6,299,086	88,706
Ser. 05-LC1, Class X, IO, 0.1s, 2044	15,064,716	72,324
Merrill Lynch/Countrywide Commercial
Mortgage Trust
FRB Ser. 07-8, Class A3, 5.957s, 2049	1,790,000	1,284,126
FRB Ser. 07-8, Class A2, 5.92s, 2049	1,129,000	734,904
Ser. 07-9, Class A4, 5.748s, 2049	2,914,000	2,059,143
Merrill Lynch/Countrywide Commercial
Mortgage Trust 144A Ser. 07-7, Class X,
IO, 0.019s, 2050	76,906,578	140,348
Mezz Cap Commercial Mortgage
Trust 144A
Ser. 04-C1, Class X, IO, 7.795s, 2037	1,363,606	179,809
Ser. 04-C2, Class X, IO, 6.004s, 2040	1,076,213	133,120
Ser. 05-C3, Class X, IO, 5.555s, 2044	1,172,464	111,712
Ser. 06-C4, Class X, IO, 5.074s, 2016	3,458,022	375,919
Morgan Stanley Capital 144A Ser. 05-RR6,
Class X, IO, 1.59s, 2043	4,954,857	119,065
Morgan Stanley Capital I
FRB Ser. 08-T29, Class A3, 6.28s, 2043	553,000	461,368
FRB Ser. 06-IQ11, Class A4,
5.772s, 2042	1,799,000	1,376,440
FRB Ser. 07-IQ14, Class AM,
5.691s, 2049	709,000	339,452
Ser. 05-HQ6, Class A4A, 4.989s, 2042	1,708,000	1,370,721
Ser. 04-HQ4, Class A7, 4.97s, 2040	882,000	743,967
Morgan Stanley Capital I 144A
Ser. 04-RR, Class F5, 6s, 2039	790,000	79,000
Ser. 04-RR, Class F6, 6s, 2039	820,000	73,800
Ser. 05-HQ6, Class X1, IO,
0.115s, 2042	30,695,598	169,329
Ser. 05-HQ5, Class X1, IO,
0.093s, 2042	8,662,751	36,817
Morgan Stanley Mortgage Loan Trust
Ser. 05-5AR, Class 2A1, 4.807s, 2035	1,629,552	879,958
Mortgage Capital Funding, Inc. FRB
Ser. 98-MC2, Class E, 7.094s, 2030	470,000	282,000
Nomura Asset Acceptance Corp.
Ser. 04-R3, Class PT, 7.379s, 2035	183,253	166,404

COLLATERALIZED MORTGAGE OBLIGATIONS (56.4%)* continued

Principal amount		Value

Nomura Asset Acceptance Corp. 144A
Ser. 04-R2, Class PT, 9.087s, 2034	$159,760	$149,647
PNC Mortgage Acceptance Corp. 144A
Ser. 99-CM1, Class B3, 7.1s, 2032	1,699,000	1,495,120
Ser. 00-C1, Class J, 6 5/8s, 2010	206,000	59,305
Ser. 00-C2, Class J, 6.22s, 2033	439,000	276,570
Residential Asset Securitization Trust
IFB Ser. 07-A3, Class 2A2, IO,
6.219s, 2037	5,027,941	339,386
Ser. 07-A5, Class 2A3, 6s, 2037	564,029	310,216
Residential Funding Mortgage Securities I
Ser. 04-S5, Class 2A1, 4 1/2s, 2019	1,182,703	1,137,612
Saco I Trust FRB Ser. 05-10, Class 1A1,
0.731s, 2033	451,817	160,395
Salomon Brothers Mortgage Securities VII
144A Ser. 02-KEY2, Class X1, IO,
0.66s, 2036	9,236,232	332,504
SBA CMBS Trust 144A Ser. 05-1A,
Class D, 6.219s, 2035	215,000	157,480
STRIPS 144A
Ser. 03-1A, Class L, 5s, 2018
(Cayman Islands)	336,000	245,280
Ser. 03-1A, Class M, 5s, 2018
(Cayman Islands)	228,000	125,400
Ser. 04-1A, Class L, 5s, 2018
(Cayman Islands)	150,000	84,000
Structured Adjustable Rate Mortgage
Loan Trust
FRB Ser. 07-8, Class 1A2, 6 1/4s, 2037	3,774,635	1,849,571
Ser. 04-8, Class 1A3, 5.339s, 2034	7,816	3,662
FRB Ser. 05-18, Class 6A1,
5.256s, 2035	786,952	495,780
Ser. 05-9, Class AX, IO, 1.462s, 2035	7,546,658	113,200
Structured Adjustable Rate Mortgage Loan
Trust 144A Ser. 04-NP2, Class A,
0.821s, 2034	327,093	199,527
Structured Asset Securities Corp.
IFB Ser. 07-4, Class 1A3, IO,
5.779s, 2037	18,806,606	1,269,446
Ser. 07-4, Class 1A4, IO, 1s, 2037	19,898,562	673,312
Structured Asset Securities Corp. 144A
Ser. 07-RF1, Class 1A, IO,
4.386s, 2037	4,607,797	276,468
Ser. 06-RF4, Class 1A, IO,
0.356s, 2036	2,535,946	141,666
Wachovia Bank Commercial
Mortgage Trust
FRB Ser. 07-C33, Class A3,
5.902s, 2051	1,405,000	925,681
Ser. 07-C30, Class A3, 5.246s, 2043	1,743,000	1,302,791
Ser. 04-C15, Class A4, 4.803s, 2041	1,317,000	1,057,174
Ser. 06-C28, Class XC, IO, 0.38s, 2048	9,303,657	119,366
Ser. 06-C29, IO, 0.375s, 2048	36,352,128	552,189
Ser. 07-C34, IO, 0.356s, 2046	9,409,681	147,073

23

Putnam VT Income Fund

COLLATERALIZED MORTGAGE OBLIGATIONS (56.4%)* continued

Principal amount		Value

Wachovia Bank Commercial Mortgage
Trust 144A
FRB Ser. 05-WL5A, Class L,
4.495s, 2018	$313,000	$187,800
Ser. 03-C3, Class IOI, IO, 0.416s, 2035	6,533,978	128,185
Ser. 07-C31, IO, 0.261s, 2047	36,738,547	383,550
Ser. 06-C27, Class XC, IO,
0.078s, 2045	18,336,431	90,215
Ser. 06-C23, Class XC, IO,
0.055s, 2045	38,796,268	115,613
Ser. 06-C26, Class XC, IO,
0.039s, 2045	14,598,943	26,862
WAMU Commercial Mortgage Securities
Trust 144A
Ser. 05-C1A, Class G, 5.72s, 2036	73,000	14,205
Ser. 06-SL1, Class X, IO, 0.936s, 2043	3,088,584	78,543
Ser. 07-SL2, Class X, IO, 0.851s, 2049	5,960,071	135,174
WAMU Mortgage Pass-Through Certificates
FRB Ser. 04-AR1, Class A, 4.229s, 2034	126,537	88,576
Washington Mutual Mortgage
Pass-Through Certificates Ser. 07-2,
Class CX, IO, 7s, 2037	310,735	32,627
Washington Mutual Multi-Fam., Mtge.
144A Ser. 01-1, Class B5, 7.189s,
2031 (Cayman Islands)	572,000	402,845
Wells Fargo Mortgage Backed
Securities Trust
Ser. 06-AR10, Class 3A1, 4.818s, 2036	877,705	466,692
Ser. 05-AR2, Class 2A1, 4.552s, 2035	478,391	339,774
Ser. 05-AR9, Class 1A2, 4.425s, 2035	418,220	146,377
Ser. 04-R, Class 2A1, 4.368s, 2034	459,149	351,733
Ser. 05-AR12, Class 2A5, 4.359s, 2035	7,512,000	3,447,304
Ser. 05-AR10, Class 2A18, IO,
0.61s, 2035	18,344,000	25,829

Total collateralized mortgage obligations
(cost $232,410,165)		$216,390,630

CORPORATE BONDS AND NOTES (25.4%)*

Principal amount		Value

Basic materials (0.8%)
ArcelorMittal sr. unsec. unsub. notes 6 1/8s,
2018 (Luxembourg)	$140,000	$95,866
Domtar Corp. company guaranty Ser. *,
7 7/8s, 2011 (Canada)	125,000	106,250
Dow Chemical Co. (The) Pass Through
Trust 144A company guaranty 4.027s, 2009	1,190,000	1,170,091
Freeport-McMoRan Copper & Gold, Inc.
sr. sec. notes 6 7/8s, 2014	215,000	193,500
Freeport-McMoRan Copper & Gold, Inc.
sr. unsec. notes 8 3/8s, 2017	115,000	94,588
Georgia-Pacific Corp. debs. 9 1/2s, 2011	228,000	215,460
Georgia-Pacific Corp. notes 8 1/8s, 2011	260,000	244,400
International Paper Co. bonds 7.95s, 2018	145,000	114,602

CORPORATE BONDS AND NOTES (25.4%)* continued

Principal amount		Value

Basic materials continued
International Paper Co. bonds 7.4s, 2014	$45,000	$34,804
Monsanto Co. company guaranty sr. unsec.
notes 5 7/8s, 2038	125,000	134,058
Mosaic Co. (The) 144A sr. unsec. unsub.
notes 7 5/8s, 2016	225,000	180,000
Steel Dynamics, Inc. company guaranty
sr. unsec. unsub. notes 7 3/8s, 2012	100,000	73,000
Steel Dynamics, Inc. company guaranty sr.
unsec. unsub. notes 6 3/4s, 2015	170,000	117,300
Westvaco Corp. unsec. notes 7 1/2s, 2027	63,000	57,031
Xstrata Finance Canada, Ltd. 144A
company guaranty 5.8s, 2016 (Canada)	305,000	192,540
		3,023,490

Capital goods (1.0%)
Caterpillar Financial Services Corp.
sr. unsec. notes 4.85s, 2012	335,000	317,844
Caterpillar Financial Services Corp.
sr. unsec. notes Ser. MTN, 5.85s, 2017	610,000	597,127
Eaton Corp. notes 5.6s, 2018	100,000	95,919
John Deere Capital Corp. sr. unsec. notes
Ser. MTN, 5.35s, 2018	145,000	137,614
L-3 Communications Corp. company
guaranty Ser. B, 6 3/8s, 2015	240,000	224,400
L-3 Communications Corp. sr. sub. notes
5 7/8s, 2015	185,000	166,500
Legrand SA unsec. unsub. debs. 8 1/2s,
2025 (France)	323,000	282,537
Parker Hannifin Corp. sr. unsec. unsub.
notes 6 1/4s, 2038	205,000	202,267
Rexam PLC 144A bond 6 3/4s, 2013
(United Kingdom)	935,000	910,811
United Technologies Corp. sr. unsec. notes
6 1/8s, 2038	245,000	266,443
United Technologies Corp. sr. unsec. notes
5 3/8s, 2017	530,000	543,132
		3,744,594

Communication services (3.3%)
American Tower Corp. 144A sr. notes
7s, 2017	505,000	449,450
Ameritech Capital Funding company
guaranty 6 1/4s, 2009	325,000	328,783
AT&T Wireless Services, Inc. sr. notes
8 3/4s, 2031	494,000	617,542
AT&T, Inc. sr. unsec. unsub. bonds
5 1/2s, 2018	130,000	131,381
AT&T, Inc. sr. unsec. unsub. notes
6.3s, 2038	1,500,000	1,645,010
AT&T, Inc. sr. unsec. unsub. notes
4.95s, 2013	465,000	468,487
Bellsouth Capital Funding unsec. notes
7 7/8s, 2030	480,000	526,635
British Telecommunications PLC sr. unsec.
notes 5.15s, 2013 (United Kingdom)	765,000	714,663

24

Putnam VT Income Fund

CORPORATE BONDS AND NOTES (25.4%)* continued

Principal amount		Value

Communication services continued
Comcast Cable Communications company
guaranty sr. unsub. notes 8 7/8s, 2017	$400,000	$427,142
Comcast Corp. company guaranty
sr. unsec. unsub. notes 6.95s, 2037	205,000	215,876
Cox Communications, Inc. notes
7 1/8s, 2012	135,000	129,197
Cox Communications, Inc. 144A notes
5 7/8s, 2016	125,000	109,120
France Telecom notes 8 1/2s, 2031 (France)	85,000	106,717
Nextel Communications, Inc. sr. notes
Ser. E, 6 7/8s, 2013	245,000	104,485
Rogers Communications Inc. company
guaranty notes 6.8s, 2018 (Canada)	295,000	298,688
Rogers Wireless, Inc. sec. notes 6 3/8s,
2014 (Canada)	475,000	451,534
Southwestern Bell Telephone debs.
7s, 2027	425,000	374,043
TCI Communications, Inc. company
guaranty 7 7/8s, 2026	960,000	996,145
TCI Communications, Inc. debs.
9.8s, 2012	670,000	706,317
Telecom Italia Capital SA company
guaranty 5 1/4s, 2015 (Luxembourg)	100,000	76,125
Telecom Italia Capital SA company
guaranty 5 1/4s, 2013 (Luxembourg)	145,000	110,563
Telecom Italia Capital SA company
guaranty 4s, 2010 (Luxembourg)	70,000	64,103
Telefonica Emisones SAU company
guaranty 7.045s, 2036 (Spain)	295,000	328,911
Telefonica Emisones SAU company
guaranty 6.221s, 2017 (Spain)	140,000	137,928
Telefonica Europe BV company
guaranty 8 1/4s, 2030 (Netherlands)	240,000	281,056
Verizon New England, Inc. sr. notes
6 1/2s, 2011	975,000	967,860
Verizon New Jersey, Inc. debs. 8s, 2022	40,000	37,843
Verizon Pennsylvania, Inc. debs.
8.35s, 2030	405,000	395,553
Verizon Virginia, Inc. debs. Ser. A,
4 5/8s, 2013	255,000	230,781
Verizon Wireless, Inc. 144A sr. unsec.
unsub. notes 8 1/2s, 2018	470,000	542,149
Vodafone Group PLC unsec. notes 6.15s,
2037 (United Kingdom)	625,000	617,770
		12,591,857

Conglomerates (0.1%)
Honeywell International, Inc. sr. unsec.
notes 5.3s, 2018	185,000	187,942
Siemens Financieringsmaatschappij 144A
notes 5 3/4s, 2016 (Netherlands)	285,000	284,972
		472,914

CORPORATE BONDS AND NOTES (25.4%)* continued

Principal amount		Value

Consumer cyclicals (1.6%)
DaimlerChrysler NA Holding Corp.
company guaranty 6 1/2s, 2013	$175,000	$136,502
DaimlerChrysler NA Holding Corp.
company guaranty unsec. notes 7.2s, 2009	695,000	674,312
DaimlerChrysler NA Holding Corp.
company guaranty unsec. unsub. notes
Ser. MTN, 5 3/4s, 2011	720,000	608,068
JC Penney Co., Inc. debs. 7.65s, 2016	40,000	31,363
JC Penney Co., Inc. notes 6 7/8s, 2015	380,000	302,628
Marriott International, Inc. sr. unsec. Ser. J,
5 5/8s, 2013	60,000	45,427
News America Holdings, Inc. company
guaranty 7 3/4s, 2024	420,000	421,164
News America Holdings, Inc. debs.
7 3/4s, 2045	550,000	536,715
Omnicom Group, Inc. sr. notes 5.9s, 2016	275,000	223,310
Starwood Hotels & Resorts Worldwide, Inc.
sr. unsec. notes 6 1/4s, 2013	590,000	407,100
Target Corp. bonds 6 1/2s, 2037	690,000	592,483
Time Warner Cable, Inc. company
guaranty sr. notes 7.3s, 2038	575,000	603,023
Time Warner Cable, Inc. company
guaranty sr. unsec. 6 3/4s, 2018	40,000	38,441
Time Warner Entertainment Co., LP
debs. 8 3/8s, 2023	5,000	5,035
Time Warner, Inc. debs. 9.15s, 2023	325,000	346,613
Time Warner, Inc. debs. 9 1/8s, 2013	885,000	877,040
Vulcan Materials Co. sr. unsec. unsub.
notes 5.6s, 2012	355,000	306,891
Wal-Mart Stores, Inc. sr. unsec. notes
6.2s, 2038	130,000	145,394
		6,301,509

Consumer staples (1.9%)
Altria Group, Inc. company guaranty
sr. unsec. unsub. notes 8 1/2s, 2013	245,000	256,345
Campbell Soup Co. debs. 8 7/8s, 2021	345,000	440,252
ConAgra Foods, Inc. unsec. notes
7 7/8s, 2010	1,115,000	1,153,743
CVS Caremark Corp. sr. unsec. FRN
6.302s, 2037	790,000	402,900
CVS Caremark Corp. 144A pass-through
certificates 6.117s, 2013	674,667	637,267
Delhaize Group sr. unsub. notes 6 1/2s,
2017 (Belgium)	230,000	208,839
Diageo Capital PLC company guaranty
5 3/4s, 2017 (United Kingdom)	630,000	609,589
Diageo Capital PLC company guaranty
5.2s, 2013 (United Kingdom)	270,000	265,685
Estee Lauder Cos., Inc. (The) sr. unsec.
notes 6s, 2037	420,000	359,373
Estee Lauder Cos., Inc. (The) sr. unsec.
notes 5.55s, 2017	115,000	106,145
Kellogg Co. sr. unsub. 5 1/8s, 2012	65,000	66,375

25

Putnam VT Income Fund

CORPORATE BONDS AND NOTES (25.4%)* continued

Principal amount		Value

Consumer staples continued
Kraft Foods, Inc. notes 6 1/8s, 2018	$295,000	$293,623
Kroger Co. company guaranty 6 3/4s, 2012	20,000	20,187
Kroger Co. company guaranty 6.4s, 2017	200,000	201,693
McDonald’s Corp. sr. unsec. Ser. MTN,
6.3s, 2038	220,000	242,642
McDonald’s Corp. sr. unsec. bond
6.3s, 2037	345,000	378,761
McDonald’s Corp. sr. unsec. bond
5.8s, 2017	175,000	186,661
SABMiller PLC 144A notes 6 1/2s, 2018
(United Kingdom)	465,000	419,961
Sara Lee Corp. sr. unsec. unsub. notes
6 1/4s, 2011	350,000	346,479
Tesco PLC 144A sr. unsec. unsub. notes
6.15s, 2037 (United Kingdom)	450,000	397,431
Yum! Brands, Inc. sr. unsec. unsub.
6 1/4s, 2018	355,000	306,324
		7,300,275

Energy (1.3%)
Amerada Hess Corp. unsub notes
6.65s, 2011	90,000	89,964
Anadarko Petroleum Corp. sr. notes
5.95s, 2016	268,000	235,037
CenterPoint Energy Resources Corp.
notes 7 3/4s, 2011	515,000	492,932
Chesapeake Energy Corp. sr. unsec.
notes 7 5/8s, 2013	420,000	361,200
ConocoPhillips company guaranty sr. unsec.
bond 5.9s, 2038	245,000	244,281
ConocoPhillips company guaranty sr. unsec.
notes 5.2s, 2018	120,000	118,944
El Paso Natural Gas Co. sr. unsec. notes
5.95s, 2017	50,000	39,731
Enterprise Products Operating LP
company guaranty FRB 8 3/8s, 2066	505,000	277,750
Enterprise Products Operating LP
company guaranty FRB 7.034s, 2068	75,000	35,250
EOG Resources, Inc. sr. unsec. notes
5 7/8s, 2017	260,000	263,949
Forest Oil Corp. sr. notes 8s, 2011	250,000	228,125
Motiva Enterprises, LLC 144A sr. notes
5.2s, 2012	90,000	95,516
Newfield Exploration Co. sr. sub. notes
6 5/8s, 2016	280,000	222,600
Nexen, Inc. unsec. unsub. notes 6.4s,
2037 (Canada)	240,000	187,796
Peabody Energy Corp. sr. notes
5 7/8s, 2016	325,000	276,250
Petro-Canada sr. unsec. unsub. notes
6.05s, 2018 (Canada)	50,000	41,209
Premcor Refining Group, Inc. sr. notes
7 1/2s, 2015	600,000	540,250
Sunoco, Inc. notes 4 7/8s, 2014	260,000	218,687

CORPORATE BONDS AND NOTES (25.4%)* continued

Principal amount		Value

Energy continued
Tesoro Corp. company guaranty
6 1/2s, 2017	$105,000	$57,619
Weatherford International, Inc. company
guaranty sr. unsec. unsub. bonds
6.8s, 2037	95,000	72,969
Weatherford International, Inc. company
guaranty sr. unsec. unsub. bonds
6.35s, 2017	115,000	98,145
Weatherford International, Ltd. company
guaranty 6 1/2s, 2036	350,000	262,732
Weatherford International, Ltd. sr. notes
5 1/2s, 2016	195,000	167,624
XTO Energy, Inc. sr. unsec. notes
6 3/4s, 2037	305,000	285,652
XTO Energy, Inc. sr. unsec. unsub. notes
6 1/2s, 2018	245,000	237,166
		5,151,378

Financials (8.7%)
AGFC Capital Trust I company guaranty
6s, 2067	270,000	54,000
Allstate Life Global Funding Trusts notes
Ser. MTN, 5 3/8s, 2013	415,000	408,525
American Express Bank FSB notes
Ser. BKN1, 5.55s, 2012	350,000	332,481
American Express Bank FSB sr. unsec.
FRN Ser. BKNT, 0.706s, 2017	570,000	331,340
American International Group, Inc. jr. sub.
bond 6 1/4s, 2037	845,000	316,875
Ameriprise Financial, Inc. jr. sub.
FRN 7.518s, 2066	580,000	314,078
Amvescap PLC company guaranty
5 5/8s, 2012	215,000	216,819
Bank of New York Mellon Corp. (The)
sr. unsec. unsub. notes Ser. G, 4.95s, 2012	245,000	248,740
BankAmerica Capital III bank guaranty
jr. unsec. FRN Ser. *, 5.323s, 2027	465,000	246,563
Barclays Bank PLC unsec. FRN 3.313s,
2049 (United Kingdom)	500,000	285,000
Barclays Bank PLC 144A sub. bonds
FRB 7.7s, 2049 (United Kingdom)	130,000	86,493
Bear Stearns Cos., Inc. (The) notes
Ser. MTN, 6.95s, 2012	700,000	727,001
Bear Stearns Cos., Inc. (The) sr. notes
6.4s, 2017	455,000	472,918
Bear Stearns Cos., Inc. (The) sr. unsec.
notes 7 1/4s, 2018	975,000	1,068,460
Bosphorus Financial Services, Ltd. 144A
sec. sr. notes FRN 3.949s, 2012
(Cayman Islands)	735,313	625,929
Capital One Capital III company guaranty
7.686s, 2036	475,000	216,923
Capital One Financial Corp. sr. unsec.
unsub. notes FRN Ser. MTN, 2.469s, 2009	90,000	85,680
Chubb Corp. (The) sr. notes 6 1/2s, 2038	235,000	224,344

26

Putnam VT Income Fund

CORPORATE BONDS AND NOTES (25.4%)* continued

Principal amount		Value

Financials continued
CIT Group, Inc. jr. sub. FRN 6.1s, 2067	$825,000	$247,500
CIT Group, Inc. sr. notes 5.4s, 2013	60,000	45,314
CIT Group, Inc. sr. notes 5s, 2014	470,000	341,597
Citigroup, Inc. sr. notes 6 1/2s, 2013	480,000	484,361
Citigroup, Inc. sr. unsec. bonds
6 7/8s, 2038	280,000	323,361
Citigroup, Inc. sr. unsec. notes
6 1/8s, 2018	1,440,000	1,456,016
Citigroup, Inc. sub. notes 5s, 2014	530,000	466,178
CNA Financial Corp. unsec. notes
6 1/2s, 2016	305,000	215,989
CNA Financial Corp. unsec. notes 6s, 2011	305,000	252,271
Credit Suisse Guernsey Ltd. jr. sub. FRN
5.86s, 2049 (Guernsey)	576,000	268,838
Deutsche Bank AG/London notes 4 7/8s,
2013 (Germany)	325,000	319,082
Deutsche Bank Capital Funding Trust VII
144A FRB 5.628s, 2049	495,000	211,539
Dresdner Funding Trust I 144A bonds
8.151s, 2031	575,000	227,695
Duke Realty LP sr. unsec. notes
6 1/2s, 2018	185,000	82,571
Duke Realty LP sr. unsec. notes
6 1/4s, 2013 (R)	115,000	80,169
Equity One, Inc. notes 5 3/8s, 2015 (R)	290,000	188,983
Erac USA Finance Co. 144A company
guaranty 6 3/8s, 2017	280,000	194,323
Fleet Capital Trust V bank guaranty FRN
2.848s, 2028	675,000	477,593
Fund American Cos., Inc. notes
5 7/8s, 2013	485,000	355,702
GATX Financial Corp. notes 5.8s, 2016	235,000	188,186
General Electric Capital Corp. sr. unsec.
FRN Ser. MTN, 2.435s, 2016	100,000	68,923
General Electric Capital Corp. sr. unsec.
notes 5 7/8s, 2038	960,000	939,706
General Electric Capital Corp. sub. notes
FRN 6 3/8s, 2067	565,000	355,141
Genworth Life Institutional Funding Trust
notes Ser. MTN, 5 7/8s, 2013	410,000	260,719
GMAC, LLC sr. unsec. unsub. notes FRN
3.399s, 2009	555,000	530,025
Goldman Sachs Group, Inc (The) sr. unsec.
6.15s, 2018	230,000	221,021
Goldman Sachs Group, Inc. (The) sr. notes
5.45s, 2012	500,000	477,207
Goldman Sachs Group, Inc. (The) sub.
notes 6 3/4s, 2037	1,200,000	987,275
Health Care Property Investors, Inc.
sr. unsec. notes 6s, 2017	320,000	154,222
Health Care REIT, Inc. sr. notes
6s, 2013 (R)	160,000	108,555

CORPORATE BONDS AND NOTES (25.4%)* continued

	Principal amount	Value

Financials continued
Highwood Properties, Inc. sr. unsec.
bonds 5.85s, 2017 (R)	$410,000	$253,624
Hospitality Properties Trust notes
6 3/4s, 2013 (R)	325,000	201,159
HRPT Properties Trust notes
6 1/4s, 2016 (R)	245,000	130,498
HSBC Finance Capital Trust IX FRN
5.911s, 2035	1,400,000	585,766
HSBC Holdings PLC sub. notes 6 1/2s,
2037 (United Kingdom)	1,360,000	1,381,196
ILFC E-Capital Trust II 144A FRB
6 1/4s, 2065	1,060,000	471,700
iStar Financial, Inc. sr. unsec. notes
5 7/8s, 2016 (R)	335,000	95,475
iStar Financial, Inc. sr. unsec. notes Ser. B,
4 7/8s, 2009 (R)	335,000	304,013
JPMorgan Chase Bank NA sub. notes
6s, 2017	405,000	408,515
JPMorgan Chase Capital XVIII bonds
Ser. R, 6.95s, 2036	337,000	283,952
JPMorgan Chase Capital XXV bonds
6.8s, 2037	365,000	336,306
Liberty Mutual Insurance 144A notes
7.697s, 2097	900,000	597,985
Loews Corp. notes 5 1/4s, 2016	210,000	189,576
Marsh & McLennan Cos., Inc. sr. unsec.
notes 6 1/4s, 2012	655,000	618,036
Marsh & McLennan Cos., Inc. sr. unsec.
notes 5 3/8s, 2014	395,000	350,435
Merrill Lynch & Co., Inc. jr. sub. bonds
7 3/4s, 2038	875,000	963,971
Merrill Lynch & Co., Inc. notes FRN
Ser. MTN, 3.735s, 2011	340,000	301,095
MetLife Capital Trust IV jr. sub. debs.
7 7/8s, 2067	1,500,000	941,043
Monumental Global Funding, Ltd. 144A
notes 5 1/2s, 2013 (Cayman Islands)	335,000	316,042
Morgan Stanley & Co. sr. unsec. notes
Ser. MTN, 5 3/4s, 2016	445,000	373,921
Nationwide Financial Services, Inc. notes
5 5/8s, 2015	235,000	199,266
Nationwide Health Properties, Inc.
notes 6 1/2s, 2011 (R)	270,000	245,085
Nationwide Health Properties, Inc.
unsec. notes 6 1/4s, 2013 (R)	445,000	352,913
Nationwide Mutual Insurance Co. 144A
notes 8 1/4s, 2031	205,000	129,527
Nuveen Investments, Inc. sr. unsec. notes
5 1/2s, 2015	205,000	31,006
OneAmerica Financial Partners, Inc. 144A
bonds 7s, 2033	515,000	476,365
Prudential Financial, Inc. sr. unsec. unsub.
notes Ser. MTNB, 5.1s, 2014	205,000	171,467

27

Putnam VT Income Fund

CORPORATE BONDS AND NOTES (25.4%)* continued

Principal amount		Value

Financials continued
Prudential Holdings LLC 144A bonds
8.695s, 2023	$650,000	$626,399
Regency Centers LP sr. unsec. 5 7/8s, 2017	265,000	167,825
Rouse Co. (The) notes 7.2s, 2012 (R)	270,000	93,825
Rouse Co., LP (The) / TRC Property
Holdings, Inc. 144A sr. unsec. unsub. notes
6 3/4s, 2013 (R)	170,000	61,200
Royal Bank of Scotland Group PLC jr. sub.
notes FRN Ser. MTN, 7.64s, 2049
(United Kingdom)	300,000	120,000
Simon Property Group LP sr. unsec. notes
6 1/8s, 2018 (R)	370,000	250,534
Simon Property Group LP unsub. bonds
5 3/4s, 2015 (R)	153,000	99,939
SLM Corp. notes Ser. MTNA,
4 1/2s, 2010	525,000	455,630
Sovereign Bancorp, Inc. sr. notes
4.8s, 2010	295,000	264,612
State Street Capital Trust IV company
guaranty jr. unsec. sub. bond FRB
2.996s, 2037	200,000	84,177
Swiss Re Capital I LP 144A company
guaranty FRN 6.854s, 2049
(United Kingdom)	355,000	136,566
Wachovia Bank NA sr. unsec. sub. notes
6.6s, 2038	285,000	309,199
Wachovia Bank NA sub. notes Ser. BKNT,
6s, 2017	930,000	897,753
Wells Fargo & Co. sr. notes 4 3/8s, 2013	870,000	851,918
Wells Fargo Capital XV jr. sub. unsec.
company guaranty FRN 9 3/4s, 2049	375,000	382,500
Westfield Group sr. notes 5.7s,
2016 (Australia)	365,000	243,805
Westpac Capital Trust III 144A sub. notes
FRN 5.819s, 2049 (Australia)	645,000	327,828
Willis Group North America, Inc.
company guaranty 6.2s, 2017	245,000	169,732
ZFS Finance USA Trust I 144A bonds FRB
6 1/2s, 2037	865,000	389,250
		33,434,860

Health care (0.7%)
Aetna, Inc. sr. unsec. unsub. notes
6 3/4s, 2037	805,000	678,146
AstraZeneca PLC sr. unsub. notes
5.9s, 2017 (United Kingdom)	730,000	775,795
GlaxoSmith Kline Capital Inc, company
guaranty sr. notes 5.65s, 2018	440,000	462,144
Hospira, Inc. sr. notes 6.05s, 2017	45,000	36,550
Hospira, Inc. sr. notes 5.55s, 2012	200,000	189,494
UnitedHealth Group, Inc. sr. unsec. notes
5.8s, 2036	200,000	149,766

CORPORATE BONDS AND NOTES (25.4%)* continued

Principal amount		Value

Health care continued
UnitedHealth Group, Inc. sr. unsec. notes
5 1/2s, 2012	$305,000	$277,940
Ventas Realty LP/Capital Corp. sr. notes
6 3/4s, 2017 (R)	190,000	144,400
		2,714,235

Technology (0.7%)
Arrow Electronics, Inc. debs. 7 1/2s, 2027	315,000	245,907
Avnet, Inc. notes 6s, 2015	310,000	237,379
Fiserv, Inc. sr. unsec. unsub. notes company
guaranty 6.8s, 2017	305,000	270,155
Fiserv, Inc. sr. unsec. unsub. notes company
guaranty 6 1/8s, 2012	305,000	286,558
IBM Corp. sr. unsec. notes 5.7s, 2017	240,000	254,662
Lexmark International Inc, sr. unsec. notes
5.9s, 2013	405,000	319,270
Motorola, Inc. sr. unsec. notes 6s, 2017	215,000	115,935
Tyco Electronics Group SA sr. unsec. notes
company guaranty 6s, 2012 (Luxembourg)	465,000	419,478
Tyco Electronics Group SA sr. unsec.
unsub. note company guaranty 5.95s,
2014 (Luxembourg)	35,000	29,557
Xerox Corp. sr. notes 6.4s, 2016	445,000	347,100
Xerox Corp. sr. unsec. notes 6.35s, 2018	85,000	66,478
Xerox Corp. sr. unsec. notes 5 1/2s, 2012	40,000	33,522
		2,626,001

Transportation (0.6%)
American Airlines, Inc. pass-through
certificates Ser. 01-1, 6.817s, 2011	40,000	28,000
American Airlines, Inc. pass-through
certificates Ser. 01-2, 7.858s, 2011	215,000	163,400
Burlington Northern Santa Fe Corp.
sr. unsec. notes 7s, 2014	135,000	142,076
Canadian National Railway Co. sr. unsec.
unsub. notes 5.55s, 2018 (Canada)	240,000	239,635
Delta Air Lines, Inc. pass-through
certificates 6.821s, 2022	350,601	208,608
Northwest Airlines Corp. pass-through
certificates Ser. 00-1, 7.15s, 2019	603,306	386,116
Southwest Airlines Co. pass-through
certificates 6.15s, 2022	338,360	264,014
Union Pacific Corp. sr. unsec. bond
5.7s, 2018	50,000	48,852
Union Pacific Corp. sr. unsub. notes
5 3/4s, 2017	205,000	194,383
Union Pacific Corp. 144A pass-through
certificates 5.214s, 2014	295,000	277,722
United AirLines, Inc. pass-through
certificates 6.636s, 2022	275,923	162,105
		2,114,911

28

Putnam VT Income Fund

CORPORATE BONDS AND NOTES (25.4%)* continued

Principal amount		Value

Utilities and power (4.7%)
AEP Texas North Co. sr. notes Ser. B,
5 1/2s, 2013	$150,000	$143,569
Appalachian Power Co. sr. notes
5.8s, 2035	255,000	210,609
Arizona Public Services Co. notes
6 1/2s, 2012	435,000	407,936
Atmos Energy Corp. sr. unsub. notes
6.35s, 2017	370,000	327,827
Beaver Valley II Funding debs. 9s, 2017	548,000	513,745
Boardwalk Pipelines LP company guaranty
5 7/8s, 2016	680,000	562,784
Bruce Mansfield Unit pass-through
certificates 6.85s, 2034	950,000	757,358
CMS Energy Corp. unsub. notes
6.55s, 2017	20,000	16,000
Commonwealth Edison Co. 1st mtge.
6.15s, 2017	105,000	98,747
Commonwealth Edison Co. 1st mtge.
5.9s, 2036	470,000	390,863
Commonwealth Edison Co. 1st mtge.
sec. bonds 5 7/8s, 2033	195,000	162,990
Commonwealth Edison Co. 1st mtge.
sec. bonds 5.8s, 2018	80,000	72,305
Consumers Energy Co. 1st mtge. sec.
bonds 5.65s, 2018	45,000	41,284
Dayton Power & Light Co. (The) 1st mtge.
5 1/8s, 2013	296,000	300,674
Dominion Resources, Inc. jr. sub. notes
FRN 6.3s, 2066	1,375,000	618,750
Dominion Resources, Inc. sr. unsec.
unsub. notes Ser. 07-A, 6s, 2017	75,000	72,001
Duke Energy Carolinas LLC 1st mtge. sec.
bond 6.05s, 2038	255,000	255,999
Duke Energy Corp. sr. unsec. notes
6 1/4s, 2018	490,000	460,800
Duke Energy Indiana, Inc. 1st mtge. sec.
bond 6.35s, 2038	270,000	288,056
E.ON International Finance BV 144A
notes 5.8s, 2018 (Netherlands)	530,000	495,535
Entergy Gulf States, Inc. 1st mtge.
5 1/4s, 2015	410,000	349,880
Florida Power Corp. 1st mtge. 6.35s, 2037	415,000	459,971
Florida Power Corp. 1st mtge. sec. bond
6.4s, 2038	330,000	368,524
Indianapolis Power & Light 144A 1st mtge.
6.3s, 2013	230,000	236,334
Indiantown Cogeneration LP 1st mtge.
Ser. A-10, 9.77s, 2020	320,000	253,498
ITC Holdings Corp. 144A notes
5 7/8s, 2016	450,000	429,124
ITC Holdings Corp. 144A sr. unsec. notes
6.05s, 2018	140,000	122,783
Kansas Gas & Electric bonds 5.647s, 2021	140,381	125,469

CORPORATE BONDS AND NOTES (25.4%)* continued

Principal amount		Value

Utilities and power continued
Kinder Morgan, Inc. notes 6s, 2017	$230,000	$198,376
Kinder Morgan, Inc. sr. notes 6 1/2s, 2012	232,000	195,460
MidAmerican Energy Holdings Co. bonds
6 1/8s, 2036	490,000	455,623
MidAmerican Energy Holdings Co. sr. unsec.
bond 6 1/2s, 2037	185,000	180,587
MidAmerican Funding, LLC sr. sec. bond
6.927s, 2029	175,000	159,909
Nevada Power Co. general ref. mtge.
Ser. L, 5 7/8s, 2015	185,000	177,090
Northwest Pipeline Corp. sr. unsec. notes
5.95s, 2017	90,000	78,975
Northwestern Corp. sec. notes
5 7/8s, 2014	450,000	414,969
Oncor Electric Delivery Co. debs. 7s, 2022	106,000	99,047
Pacific Gas & Electric Co. sr. unsec. notes
6.35s, 2038	155,000	172,295
Pacific Gas & Electric Co. sr. unsub.
5.8s, 2037	320,000	328,043
PacifiCorp Sinking Fund 1st mtge.
6 1/4s, 2037	205,000	216,712
Potomac Edison Co. 144A 1st mtge.
5.8s, 2016	450,000	399,473
Power Receivable Finance, LLC 144A
sr. notes 6.29s, 2012	313,431	307,031
PPL Energy Supply LLC bonds Ser. A,
5.7s, 2015	265,000	218,370
Public Service Co. of Colorado 1st mtge.
sec. bond 6 1/2s, 2038	215,000	229,147
Public Service Co. of Colorado sr. notes
Ser. A, 6 7/8s, 2009	390,000	392,000
Puget Sound Energy, Inc. jr. sub. FRN
Ser. A, 6.974s, 2067	480,000	220,800
Rockies Express Pipeline, LLC 144A
sr. notes 7 1/2s, 2038	695,000	608,796
Sierra Pacific Power Co. general ref. mtge.
Ser. P, 6 3/4s, 2037	200,000	178,461
Southern California Edison Co. 1st mtge.
Ser. 06-E, 5.55s, 2037	410,000	431,855
Southern California Edison Co. notes
6.65s, 2029	515,000	548,414
Southern Natural Gas. Co. 144A notes
5.9s, 2017	185,000	141,544
Spectra Energy Capital, LLC company
guaranty sr. unsec. notes 5.9s, 2013	430,000	409,772
Spectra Energy Capital, LLC company
guaranty sr. unsec. unsub. notes 6.2s, 2018	50,000	43,388
Spectra Energy Capital, LLC sr. notes
8s, 2019	325,000	310,847
Teco Finance, Inc. company guaranty
sr. unsec. unsub. notes 7.2s, 2011	465,000	435,964
TEPPCO Partners LP company guaranty
FRB 7s, 2067	240,000	128,566

29

Putnam VT Income Fund

CORPORATE BONDS AND NOTES (25.4%)* continued

Principal amount		Value

Utilities and power continued
TransAlta Corp. notes 5 3/4s,
2013 (Canada)	$275,000	$226,645
TransAlta Corp. sr. unsec. notes 6.65s,
2018 (Canada)	290,000	257,516
TransCanada Pipelines, Ltd. jr. sub. FRN
6.35s, 2067 (Canada)	210,000	93,869
TransCanada Pipelines, Ltd. sr. unsec.
unsub. notes 6 1/2s, 2018 (Canada)	260,000	253,697
Union Electric Co. 1st mtge. sr. sec. bond
6.7s, 2019	260,000	241,517
West Penn Power Co. 1st mtge.
5.95s, 2017	395,000	353,305
Westar Energy, Inc. 1st mtge. 5.15s, 2017	45,000	39,720
Westar Energy, Inc. 1st mtge. 5.1s, 2020	330,000	278,632
		17,969,830

Total corporate bonds and notes (cost $115,392,578)		$97,445,854

PURCHASED OPTIONS OUTSTANDING (11.4%)*

	Expiration date/	Contract
	strike price	amount	Value

Option on an interest
rate swap with JPMorgan
Chase Bank, N.A. for the
right to receive a fixed rate
of 5.355% versus the three
month USD-LIBOR-BBA
maturing on
November 12, 2019.	Nov-09/5.355	$45,696,000	$10,465,298
Option on an interest rate
swap with Goldman Sachs
International for the right
to receive a fixed rate
of 5.355% versus the three
month USD-LIBOR-BBA
maturing
November 12, 2019.	Nov-09/5.355	45,696,000	10,465,298
Option on an interest rate
swap with Goldman Sachs
International for the right
to pay a fixed rate of 5.355%
versus the three month
USD-LIBOR-BBA
maturing on
November 12, 2019.	Nov-09/5.355	45,696,000	132,518
Option on an interest rate
swap with JPMorgan Chase
Bank, N.A. for the right
to pay a fixed rate of 5.355%
versus the three month
USD-LIBOR-BBA
maturing
November 12, 2019.	Nov-09/5.355	45,696,000	132,518

PURCHASED OPTIONS OUTSTANDING (11.4%)* continued

	Expiration date/	Contract
	strike price	amount	Value

Option on an interest rate
swap with JPMorgan Chase
Bank, N.A. for the right
to receive a fixed rate
of 5.03% versus the three
month USD-LIBOR-BBA
maturing on
February 16, 2020.	Feb-10/5.03	$33,440,000	$6,600,722
Option on an interest rate
swap with Goldman Sachs
International for the right
to receive a fixed rate
of 5.325% versus the three
month USD-LIBOR-BBA
maturing April 08, 2019.	Apr-09/5.325	23,109,000	5,537,379
Option on an interest rate
swap with JPMorgan Chase
Bank, N.A. for the right
to receive a fixed rate
of 5.315% versus the three
month USD-LIBOR-BBA
maturing on
April 08, 2019.	Apr-09/5.315	23,109,000	5,517,043
Option on an interest rate
swap with Deutsche Bank
for the right to receive
a fixed rate of 5.385%
versus the three month
USD-LIBOR-BBA
maturing April 16, 2019.	Apr-09/5.385	18,711,000	4,572,781
Option on an interest rate
swap with JPMorgan Chase
Bank, N.A. for the right
to pay a fixed rate of 5.03%
versus the three month
USD-LIBOR-BBA
maturing on
February 16, 2020.	Feb-10/5.03	33,440,000	192,949
Option on an interest rate
swap with JPMorgan Chase
Bank, N.A. for the right
to pay a fixed rate of 5.315%
versus the three month
USD-LIBOR-BBA
maturing on
April 08, 2019.	Apr-09/5.315	23,109,000	6,702
Option on an interest rate
swap with Goldman Sachs
International for the right
to pay a fixed rate of 5.325%
versus the three month
USD-LIBOR-BBA
maturing April 08, 2019.	Apr-09/5.325	23,109,000	6,471

30

Putnam VT Income Fund

PURCHASED OPTIONS OUTSTANDING (11.4%)* continued

	Expiration date/	Contract
	strike price	amount	Value

	Option on an interest rate
	swap with Deutsche Bank
	for the right to pay a fixed
	rate of 5.385% versus
	the three month
	USD-LIBOR-BBA
maturing April 16, 2019.	Apr-09/5.385	$18,711,000	$5,988

Total purchased options outstanding (cost $13,426,184)			$43,635,667

ASSET-BACKED SECURITIES (10.5%)*

Principal amount		Value

Accredited Mortgage Loan Trust
FRB Ser. 05-1, Class M2, 1.161s, 2035	$104,067	$17,691
FRB Ser. 05-4, Class A2C,
0.681s, 2035	122,000	100,040
Ace Securities Corp.
FRB Ser. 06-OP2, Class A2C,
0.621s, 2036	307,000	150,430
FRB Ser. 06-HE3, Class A2C,
0.621s, 2036	418,000	145,798
Advanta Business Card Master Trust FRB
Ser. 04-C1, Class C, 1.558s, 2013	373,000	151,606
Aegis Asset Backed Securities Trust 144A
Ser. 04-6N, Class Note, 4 3/4s, 2035	26,758	3
AFC Home Equity Loan Trust Ser. 99-2,
Class 1A, 0.881s, 2029	1,059,293	429,311
American Express Credit Account Master
Trust 144A Ser. 04-C, Class C,
1.695s, 2012	182,670	157,522
Ameriquest Mortgage Securities, Inc.
FRB Ser. 06-R1, Class M10,
2.971s, 2036	388,000	6,906
FRB Ser. 03-8, Class M2, 2.221s, 2033	186,756	11,205
AMP CMBS 144A FRB Ser. 06-1A,
Class A, 2.746s, 2047 (Cayman Islands)	790,000	129,497
Arcap REIT, Inc. 144A
Ser. 03-1A, Class E, 7.11s, 2038	622,000	236,360
Ser. 04-1A, Class E, 6.42s, 2039	495,418	148,625
Argent Securities, Inc.
FRB Ser. 03-W3, Class M3,
2.741s, 2033	21,651	433
FRB Ser. 06-W4, Class A2C,
0.631s, 2036	743,000	326,920
Asset Backed Funding Certificates
FRB Ser. 04-OPT2, Class M2,
1.471s, 2033	184,123	84,696
FRB Ser. 05-WMC1, Class M1,
0.911s, 2035	177,000	107,970
Asset Backed Funding Corp. NIM Trust
144A FRB Ser. 05-OPT1, Class B1,
2.971s, 2035	27,530	129

ASSET-BACKED SECURITIES (10.5%)* continued

Principal amount		Value

Asset Backed Securities Corp. Home
Equity Loan Trust
FRB Ser. 06-HE2, Class A3,
0.661s, 2036	$133,832	$80,835
FRB Ser. 06-HE4, Class A5,
0.631s, 2036	517,848	300,352
FRB Ser. 06-HE7, Class A4,
0.611s, 2036	217,000	82,822
Aviation Capital Group Trust 144A FRB
Ser. 03-2A, Class G1, 1.208s, 2033	401,447	100,362
Bay View Auto Trust Ser. 05-LJ2, Class D,
5.27s, 2014	173,000	159,917
Bayview Financial Acquisition Trust
Ser. 04-B, Class A1, 1.471s, 2039	2,123,679	1,488,487
FRB Ser. 04-D, Class A, 0.861s, 2044	432,687	357,624
Bayview Financial Asset Trust 144A
FRB Ser. 03-SSRA, Class M,
1.821s, 2038	322,481	196,713
FRB Ser. 03-SSRA, Class A,
1.171s, 2038	319,866	223,906
FRB Ser. 04-SSRA, Class A1,
1.071s, 2039	287,139	175,155
Bear Stearns Asset Backed Securities, Inc.
FRB Ser. 06-EC1, Class M9,
2.471s, 2035	162,971	407
FRB Ser. 06-PC1, Class M9,
2.221s, 2035	178,000	1,780
FRB Ser. 05-HE1, Class M3,
1.401s, 2035	198,000	9,900
FRB Ser. 03-3, Class A2,
1.061s, 2043	743,181	607,590
FRB Ser. 05-3, Class A1,
0.921s, 2035	151,065	135,982
Bear Stearns Asset Backed Securities, Inc.
144A FRB Ser. 06-HE2, Class M10,
2.721s, 2036	43,748	107
Capital Auto Receivables Asset Trust 144A
Ser. 05-1, Class D, 6 1/2s, 2011	582,000	489,289
Citigroup Mortgage Loan Trust, Inc. FRB
Ser. 05-OPT1, Class M1, 0.891s, 2035	133,073	88,374
Conseco Finance Securitizations Corp.
Ser. 02-2, Class A, IO, 8 1/2s, 2033	2,006,181	190,696
Ser. 00-4, Class A6, 8.31s, 2032	2,735,502	1,395,106
Ser. 00-5, Class A6, 7.96s, 2032	1,359,703	747,836
Ser. 01-4, Class A4, 7.36s, 2033	1,920,100	1,161,661
Ser. 00-6, Class A5, 7.27s, 2031	361,602	220,577
Ser. 01-1, Class A5, 6.99s, 2032	3,793,286	2,361,320
Ser. 01-3, Class A4, 6.91s, 2033	2,069,109	1,336,303
Ser. 02-1, Class A, 6.681s, 2033	1,751,909	1,408,130

31

Putnam VT Income Fund

ASSET-BACKED SECURITIES (10.5%)* continued

Principal amount		Value

Countrywide Asset Backed Certificates
FRB Ser. 05-BC3, Class M1,
0.991s, 2035	$134,000	$81,740
FRB Ser. 04-6, Class 2A5, 0.861s, 2034	333,180	243,221
FRB Ser. 05-14, Class 3A2,
0.711s, 2036	69,056	56,971
Credit-Based Asset Servicing and
Securitization 144A Ser. 06-MH1,
Class B1, 6 1/4s, 2036	137,000	50,624
Crest, Ltd. 144A Ser. 03-2A, Class D2,
6.723s, 2038 (Cayman Islands)	716,000	250,600
CS First Boston Mortgage Securities Corp.
144A Ser. 04-FR1N, Class A, 5s, 2034	49,089	—
DB Master Finance, LLC 144A Ser. 06-1,
Class M1, 8.285s, 2031	155,000	99,932
Equifirst Mortgage Loan Trust FRB Ser. 05-1,
Class M5, 1.141s, 2035	81,000	4,050
Fieldstone Mortgage Investment Corp.
FRB Ser. 05-1, Class M3, 1.011s, 2035	286,000	265,017
First Franklin Mortgage Loan Asset Backed
Certificates FRB Ser. 06-FF7, Class
2A3, 0.621s, 2036	493,000	197,989
First Plus Home Loan Trust Ser. 97-3,
Class B1, 7.79s, 2023	93,387	87,467
Fremont Home Loan Trust
FRB Ser. 05-E, Class 2A4, 0.801s, 2036	685,000	411,000
FRB Ser. 06-2, Class 2A3, 0.641s, 2036	1,287,000	720,720
GE Corporate Aircraft Financing, LLC 144A
FRB Ser. 05-1A, Class C, 1.771s, 2019	513,000	297,540
Ser. 04-1A, Class B, 1.321s, 2018	24,103	19,885
Gears Auto Owner Trust 144A Ser. 05-AA,
Class E1, 8.22s, 2012	814,000	791,893
GEBL 144A
Ser. 04-2, Class D, 3.945s, 2032	244,716	24,472
Ser. 04-2, Class C, 2.045s, 2032	183,040	84,656
Green Tree Financial Corp.
Ser. 99-5, Class A5, 7.86s, 2030	5,549,265	3,238,607
Ser. 97-2, Class A7, 7.62s, 2028	114,465	93,806
Ser. 97-6, Class A9, 7.55s, 2029	264,051	207,891
Ser. 97-4, Class A7, 7.36s, 2029	187,210	154,238
Ser. 97-3, Class A5, 7.14s, 2028	153,535	121,126
Ser. 97-6, Class A8, 7.07s, 2029	83,783	71,104
Ser. 98-4, Class A7, 6.87s, 2030	109,689	72,251
Ser. 97-7, Class A8, 6.86s, 2029	116,282	97,851
Ser. 98-6, Class A7, 6.45s, 2030	116,663	108,669
Ser. 99-1, Class A6, 6.37s, 2025	408,000	311,034
Greenpoint Manufactured Housing
Ser. 00-3, Class IA, 8.45s, 2031	1,504,065	890,266
Ser. 99-5, Class M1A, 8.3s, 2026	197,000	98,090
GS Auto Loan Trust 144A Ser. 04-1,
Class D, 5s, 2011	513,948	403,449
GSAMP Trust FRB Ser. 06-HE5,
Class A2C, 0.621s, 2036	1,916,000	902,628

ASSET-BACKED SECURITIES (10.5%)* continued

Principal amount		Value

Guggenheim Structured Real Estate
Funding, Ltd. 144A
FRB Ser. 05-2A, Class D, 2.021s,
2030 (Cayman Islands)	$400,000	$80,000
FRB Ser. 05-1A, Class D, 2.001s,
2030 (Cayman Islands)	180,084	90,042
High Income Trust Securities 144A FRB
Ser. 03-1A, Class A, 2.888s, 2036
(Cayman Islands)	823,029	308,636
Home Equity Asset Trust FRB Ser. 06-1,
Class 2A4, 0.801s, 2036	345,000	167,325
JPMorgan Mortgage Acquisition Corp.
FRB Ser. 05-OPT2, Class M11,
2.721s, 2035	268,000	5,757
FRB Ser. 06-FRE1, Class A4,
0.761s, 2035	291,000	165,870
Lehman XS Trust
Ser. 07-6, Class 3A6, 6 1/2s, 2037	4,306,295	1,808,644
IFB Ser. 07-3, Class 4B, IO,
6.219s, 2037	1,740,497	132,301
LNR CDO, Ltd. 144A
FRB Ser. 03-1A, Class EFL, 3.474s,
2036 (Cayman Islands)	1,280,000	128,000
FRB Ser. 02-1A, Class FFL, 3.211s,
2037 (Cayman Islands)	2,075,000	518,750
Local Insight Media Finance, LLC
Ser. 07-1W, Class A1, 5.53s, 2012 (F)	2,029,479	1,319,162
Long Beach Mortgage Loan Trust
FRB Ser. 05-2, Class M4, 1.091s, 2035	226,000	33,900
FRB Ser. 06-4, Class 2A4, 0.731s, 2036	331,000	111,415
FRB Ser. 06-1, Class 2A3, 0.661s, 2036	573,035	280,787
Madison Avenue Manufactured
Housing Contract
FRB Ser. 02-A, Class B1, 3.721s, 2032	1,626,445	707,669
Ser. 02-A IO, 0.3s, 2032	46,569,158	420,659
Marriott Vacation Club Owner Trust 144A
Ser. 05-2, Class D, 6.205s, 2027	31,578	21,473
Ser. 04-2A, Class D, 5.389s, 2026	32,263	21,939
Ser. 04-2A, Class C, 4.741s, 2026	31,972	22,061
FRB Ser. 02-1A, Class A1,
1.208s, 2024	295,636	253,572
MASTR Asset Backed Securities Trust FRB
Ser. 06-FRE2, Class A4, 0.621s, 2036	174,000	71,845
Mid-State Trust Ser. 11, Class B,
8.221s, 2038	197,641	122,814
Morgan Stanley ABS Capital I
FRB Ser. 05-HE2, Class M5,
1.151s, 2035	141,000	1,410
FRB Ser. 05-HE1, Class M3,
0.991s, 2034	141,000	22,560
FRB Ser. 06-NC4, Class M2,
0.771s, 2036	198,000	13,860

32

Putnam VT Income Fund

ASSET-BACKED SECURITIES (10.5%)* continued

	Principal amount	Value

N-Star Real Estate CDO, Ltd. 144A FRB
Ser. 04-2A, Class C1, 2.471s, 2039
(Cayman Islands)	$500,000	$400,000
Navigator CDO, Ltd. 144A FRB
Ser. 03-1A, Class A1, 2.639s, 2015
(Cayman Islands)	134,155	118,701
Navistar Financial Corp. Owner Trust
Ser. 05-A, Class C, 4.84s, 2014	56,476	50,591
Ser. 04-B, Class C, 3.93s, 2012	69,440	58,442
New Century Home Equity Loan Trust
Ser. 03-5, Class AI7, 5.15s, 2033	647,533	518,027
FRB Ser. 03-4, Class M3, 2.521s, 2033	11,656	175
Novastar Home Equity Loan
FRB Ser. 06-1, Class A2C,
0.631s, 2036	410,000	239,850
FRB Ser. 06-2, Class A2C,
0.621s, 2036	410,000	174,660
Oakwood Mortgage Investors, Inc.
Ser. 00-A, Class A3, 7.945s, 2022	544,591	305,288
Ser. 00-D, Class A3, 6.99s, 2022	12,287	10,884
Ser. 01-D, Class A3, 5.9s, 2022	59,600	30,352
Ser. 02-C, Class A1, 5.41s, 2032	1,492,330	790,935
Oakwood Mortgage Investors, Inc. 144A
Ser. 01-B, Class A4, 7.21s, 2030	162,196	101,664
Ser. 01-B, Class A3, 6.535s, 2023	57,179	34,605
Option One Mortgage Loan Trust FRB
Ser. 05-4, Class M11, 2.971s, 2035	93,000	1,256
Origen Manufactured Housing Ser. 04-B,
Class A2, 3.79s, 2017	18,773	18,190
Park Place Securities, Inc. FRB
Ser. 05-WCH1, Class M4, 1.301s, 2036	92,000	5,520
Park Place Securities, Inc. 144A FRB
Ser. 04-MHQ1, Class M10,
2.971s, 2034 (F)	20,092	80
People’s Financial Realty Mortgage
Securities Trust FRB Ser. 06-1, Class 1A2,
0.601s, 2036	639,000	223,650
Residential Asset Mortgage Products, Inc.
FRB Ser. 06-NC3, Class A2,
0.661s, 2036	533,216	387,861
FRB Ser. 07-RZ1, Class A2,
0.631s, 2037	640,000	283,968
Residential Asset Securities Corp. FRB
Ser. 05-EMX1, Class M2, 1.201s, 2035	321,000	32,100
Residential Asset Securities Corp. 144A
Ser. 04-NT, Class Note, 4 1/2s, 2034
(In default) †	37,676	188
SAIL Net Interest Margin Notes 144A
Ser. 04-4A, Class B, 7 1/2s, 2034
(Cayman Islands) (In default) †	98,270	1

ASSET-BACKED SECURITIES (10.5%)* continued

	Principal amount	Value

Securitized Asset Backed Receivables, LLC
FRB Ser. 05-HE1, Class M2,
1.121s, 2035	$141,000	$4,230
FRB Ser. 07-NC2, Class A2B,
0.611s, 2037	602,000	264,880
SG Mortgage Securities Trust
FRB Ser. 06-OPT2, Class A3D, PO,
0.681s, 2036	704,000	225,280
FRB Ser. 06-FRE1, Class A2B,
0.651s, 2036	325,000	186,875
Soundview Home Equity Loan Trust
FRB Ser. 06-OPT3, Class 2A3,
0.641s, 2036	333,000	146,520
FRB Ser. 06-3, Class A3,
0.631s, 2036	1,927,000	1,108,796
Soundview Home Equity Loan Trust
144A FRB Ser. 05-CTX1, Class B1,
2.971s, 2035	167,123	1,671
South Coast Funding 144A FRB Ser. 3A,
Class A2, 3.588s, 2038 (Cayman Islands)	235,000	1,175
Structured Asset Investment Loan Trust
FRB Ser. 06-BNC2, Class A6,
0.731s, 2036	331,000	28,632
Structured Asset Receivables Trust
144A FRB Ser. 05-1, 4.919s, 2015	2,111,106	1,424,997
TIAA Real Estate CDO, Ltd. Ser. 03-1A,
Class E, 8s, 2038	718,000	107,700
Wells Fargo Home Equity Trust FRB
Ser. 07-1, Class A3, 0.791s, 2037	146,000	51,538
Whinstone Capital Management, Ltd.
144A FRB Ser. 1A, Class B3, 4.435s,
2044 (United Kingdom)	244,291	29,315

Total asset-backed securities (cost $73,855,434)		$40,184,208

SENIOR LOANS (0.6%)* (c)

Principal amount		Value

Basic materials (—%)
Aleris International, Inc. bank term loan
FRN Ser. B, 2.567s, 2013	$44,164	$17,533
Georgia-Pacific, LLC bank term loan FRN
Ser. B, 3.698s, 2013	39,942	32,436
NewPage Holding Corp. bank term loan
FRN 5.314s, 2014	98,710	62,117
		112,086

Capital goods (0.1%)
Hawker Beechcraft Acquisition Co., LLC
bank term loan FRN 3.662s, 2014	6,909	3,558
Hawker Beechcraft Acquisition Co., LLC
bank term loan FRN Ser. B, 5.762s, 2014	117,668	60,599
Polypore, Inc. bank term loan FRN Ser. B,
3.93s, 2014	128,028	74,256

33

Putnam VT Income Fund

SENIOR LOANS (0.6%)* (c) continued

Principal amount		Value

Capital goods continued
Sequa Corp. bank term loan FRN
4.78s, 2014	$177,225	$96,588
Wesco Aircraft Hardware Corp. bank
term loan FRN 3.69s, 2013	129,000	96,320
		331,321

Communication services (0.1%)
Cablevision Systems Corp. bank term loan
FRN 2.949s, 2013	$127,687	$108,481
Cricket Communications, Inc. bank term
loan FRN Ser. B, 7.262s, 2013	28,411	23,540
Crown Castle International Corp. bank
term loan FRN 5.376s, 2014	47,476	32,284
Intelsat Corp. bank term loan FRN Ser. B2,
6.65s, 2011	33,923	25,588
Intelsat Corp. bank term loan FRN
Ser. B2-A, 6.65s, 2013	33,933	25,595
Intelsat Corp. bank term loan FRN
Ser. B2-C, 6.65s, 2013	33,923	25,588
Level 3 Communications, Inc. bank term
loan FRN 7s, 2014	129,000	77,239
MetroPCS Wireless, Inc. bank term loan
FRN 4.843s, 2013	50,882	40,658
PAETEC Holding Corp. bank term loan
FRN Ser. B1, 3.936s, 2013	125,147	74,880
Time Warner Telecom, Inc. bank term
loan FRN Ser. B, 3.691s, 2013	63,686	49,197
		483,050

Consumer cyclicals (0.2%)
Affinion Group, Inc. bank term loan FRN
Ser. B, 4.644s, 2013	129,000	87,720
Allison Transmission bank term loan FRN
Ser. B, 4.581s, 2014	125,944	69,629
Cinemark USA, Inc. bank term loan FRN
3.58s, 2013	109,925	78,754
Dana Corp. bank term loan FRN
6.353s, 2015	114,212	53,823
DirecTV Holdings, LLC bank term loan
FRN 5 1/4s, 2013	141,787	125,423
Goodman Global Holdings, Inc. bank term
loan FRN Ser. B, 7.708s, 2011	101,325	73,967
Harrah’s Operating Co., Inc. bank term
loan FRN Ser. B2, 6.536s, 2015	128,033	74,010
Idearc, Inc. bank term loan FRN Ser. B,
5.67s, 2014	127,697	38,948
Lear Corp bank term loan FRN
4.584s, 2013	128,219	56,352
National Bedding Co. bank term loan FRN
3.752s, 2011	55,576	31,261
Navistar Financial Corp. bank term loan
FRN 4.358s, 2012	34,400	18,805

SENIOR LOANS (0.6%)* (c) continued

Principal amount		Value

Consumer cyclicals continued
Navistar International Corp. bank term
loan FRN 3.721s, 2012	$94,600	$51,715
Yankee Candle Co., Inc. bank term loan
FRN 3.404s, 2014	76,000	38,076
		798,483

Consumer staples (—%)
Pinnacle Foods Holding Corp. bank term
loan FRN Ser. B, 6.126s, 2014	127,704	86,711
Spectrum Brands, Inc. bank term loan
FRN 1.751s, 2013	8,231	4,445
Spectrum Brands, Inc. bank term loan FRN
Ser. B1, 6.571s, 2013	119,534	64,548
		155,704

Financials (0.1%)
Lender Processing Services, Inc. bank term
loan FRN Ser. B, 3.936s, 2014	179,100	166,339
		166,339

Health care (0.1%)
Health Management Associates, Inc. bank
term loan FRN 5.512s, 2014	121,934	74,554
IASIS Healthcare, LLC/IASIS Capital Corp.
bank term loan FRN 7.62s, 2014	8,247	5,850
IASIS Healthcare, LLC/IASIS Capital Corp.
bank term loan FRN Ser. B, 3.431s, 2014	88,923	63,080
IASIS Healthcare, LLC/IASIS Capital Corp.
bank term loan FRN Ser. DD,
3.431s, 2014	30,770	21,828
Sun Healthcare Group, Inc. bank term
loan FRN 3.662s, 2014	21,507	14,302
Sun Healthcare Group, Inc. bank term
loan FRN Ser. B, 4.823s, 2014	128,315	85,330
Sun Healthcare Group, Inc. bank term
loan FRN Ser. DD, 4.955s, 2014	12,751	8,480
		273,424

Technology (—%)
First Data Corp. bank term loan FRN
Ser. B1, 3.416s, 2014	63,853	40,843
Freescale Semiconductor, Inc. bank term
loan FRN Ser. B, 3.931s, 2013	84,141	48,194
SunGard Data Systems, Inc. bank term
loan FRN 4.015s, 2014	63,686	43,370
Travelport bank term loan FRN Ser. B,
6.012s, 2013	51,534	21,870
Travelport bank term loan FRN Ser. DD,
3.686s, 2013	26,687	11,431
		165,708

Total senior loans (cost $3,577,886)		$2,486,115

34

Putnam VT Income Fund

MUNICIPAL BONDS AND NOTES (0.4%)*

		Principal
	Rating**	amount	Value

Chicago, Transit Auth. Transfer Tax
Receipts Rev. Bonds, Ser. B,
6.899s, 12/1/40	Aa3	$820,000	$841,533
MI Tobacco Settlement Fin. Auth.
Rev. Bonds, Ser. A, 7.309s, 6/1/34	Baa3	405,000	235,512
Tobacco Settlement Fin. Auth.
of WVA Rev. Bonds, Ser. A,
7.467s, 6/1/47	Baa3	575,000	329,538

Total municipal bonds and notes (cost $1,799,957)			$1,406,583

SHORT-TERM INVESTMENTS (20.3%)*

	Principal amount/shares	Value

Federated Prime Obligations Fund	70,946,730	$70,946,730
U.S. Treasury Cash Management
Bills for an effective yield of 0.88%,
May 15, 2009 #	$6,925,000	6,902,328

Total short-term investments (cost $77,849,058)		$77,849,058

Total investments (cost $852,415,405)		$817,742,142

* Percentages indicated are based on net assets of $383,529,808.

** The Moody’s, Standard & Poor’s or Fitch ratings indicated are believed to be the most recent ratings available at December 31, 2008 for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at December 31, 2008. Securities rated by Putnam are indicated by“/P”. Securities rated by Fitch are indicated by“/F.”The rating of an insured security represents what is believed to be the most recent rating of the insurer's claims-paying ability available at December 31, 2008 and does not reflect any subsequent changes. Ratings are not covered by the Report of Independent Registered Public Accounting Firm. Security ratings are defined in the Statement of Additional Information.

† Non-income-producing security.

# A portion of this security was pledged and segregated with the custodian to cover margin requirements for futures contracts at December 31, 2008.

(c) Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly.These loans pay interest at rates which adjust periodically.The interest rates shown for senior loans are the current interest rates at December 31, 2008. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown (Notes 1 and 6).

(F) Is valued at fair value following procedures approved by theTrustees. Securities may be classified as a Level 2 or Level 3 for FASB 157 disclosures based on the securities valuation inputs. On December 31, 2008, fair value pricing was also used for certain foreign securities in the portfolio (Note 1).

(R) Real Estate InvestmentTrust.

At December 31, 2008, liquid assets totaling $284,494,132 have been designated as collateral for open forward commitments, swap contracts and futures contracts.

Debt obligations are considered secured unless otherwise indicated.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

TBA after the name of a security represents to be announced securities (Note 1).

The rates shown on Floating Rate Bonds (FRB) and Floating Rate Notes

(FRN) are the current interest rates at December 31, 2008.

The dates shown on debt obligations are the original maturity dates.

Inverse Floating Rate Bonds (IFB) are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income.The interest rates shown are the current interest rates at December 31, 2008.

FUTURES CONTRACTS OUTSTANDING at 12/31/08

				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

Euro-Dollar
90 day (Short)	199	$49,187,825	Jun-09	$(845,779)
Euro-Dollar
90 day (Short)	469	115,778,513	Sep-09	(2,027,514)
Euro-Dollar
90 day (Short)	551	135,800,838	Dec-09	(2,453,263)
Euro-Dollar
90 day (Short)	34	8,369,950	Mar-10	(182,692)
U.S. Treasury Bond
20 yr (Short)	29	4,003,359	Mar-09	(46,579)
U.S. Treasury Note
2 yr (Short)	300	65,418,750	Mar-09	(581,028)
U.S. Treasury Note
5 yr (Long)	36	4,285,969	Mar-09	160,495
U.S. Treasury Note
10 yr (Short)	195	24,521,250	Mar-09	216,636

Total				$(5,759,724)

WRITTEN OPTIONS OUTSTANDING at 12/31/08
(premiums received $12,755,397)

	Contract	Expiration date/
	amount	strike price	Value

Option on an interest rate swap
with JPMorgan Chase Bank, N.A.
for the obligation to pay a fixed
rate of 5.215% versus the three
month USD-LIBOR-BBA
maturing on
February 18, 2020.	$44,455,000	Feb-10/5.215	$9,433,795
Option on an interest rate swap
with JPMorgan Chase Bank, N.A.
for the obligation to pay a fixed
rate of 5.22% versus the three
month USD-LIBOR-BBA
maturing on February 24, 2020.	32,893,000	Feb-10/5.22	6,984,500
Option on an interest rate swap
with JPMorgan Chase Bank for the
obligation to pay a fixed rate
of 4.40% versus the three month
USD-LIBOR-BB maturing
November 9, 2019.	14,649,000	Nov-09/4.400	2,225,916

35

Putnam VT Income Fund

WRITTEN OPTIONS OUTSTANDING at 12/31/08 continued
(premiums received $12,755,397)

	Contract	Expiration date/
	amount	strike price	Value

Option on an interest rate swap
with JPMorgan Chase Bank for the
obligation to receive a fixed rate
of 4.40% versus the three month
USD-LIBOR-BBA maturing
November 9, 2019.	$14,649,000	Nov-09/4.400	$126,274
Option on an interest rate swap
with JPMorgan Chase Bank, N.A.
for the obligation to pay a fixed
rate of 5.08% versus the three
month USD-LIBOR-BBA
maturing on February 24, 2020.	32,893,000	Feb-10/5.08	6,612,480
Option on an interest rate swap
with JPMorgan Chase Bank, N.A.
for the obligation to pay a fixed
rate of 5.51% versus the three
month USD-LIBOR-BBA
maturing on May 14, 2022.	9,347,000	May-12/5.51	1,925,482
Option on an interest rate swap
with JPMorgan Chase Bank, N.A.
for the obligation to receive a fixed
rate of 5.215% versus the three
month USD-LIBOR-BBA
maturing on February 18, 2020.	44,455,000	Feb-10/5.215	214,273
Option on an interest rate swap
with JPMorgan Chase Bank, N.A.
for the obligation to receive a fixed
rate of 5.08% versus the three
month USD-LIBOR-BBA
maturing on February 24, 2020.	32,893,000	Feb-10/5.08	186,832

WRITTEN OPTIONS OUTSTANDING at 12/31/08 continued
(premiums received $12,755,397)

	Contract	Expiration date/
	amount	strike price	Value

Option on an interest rate swap
with JPMorgan Chase Bank, N.A.
for the obligation to receive a fixed
rate of 5.22% versus the three
month USD-LIBOR-BBA
maturing on February 24, 2020.	$32,893,000	Feb-10/5.22	$161,834
Option on an interest rate swap
with JPMorgan Chase Bank, N.A.
for the obligation to receive a fixed
rate of 5.51% versus the three
month USD-LIBOR-BBA
maturing on May 14, 2022.	9,347,000	May-12/5.51	131,512

Total			$28,002,898

TBA SALE COMMITMENTS OUTSTANDING at 12/31/08
(proceeds receivable $103,791,563)

	Principal	Settlement
Agency	amount	date	Value

FNMA, 6 1/2s, January 1, 2039	$2,000,000	1/13/09	$2,078,438
FNMA, 6s, January 1, 2039	1,000,000	1/13/09	1,030,234
FNMA, 5 1/2s, January 1, 2039	83,000,000	1/13/09	85,152,813
FNMA, 5s, January 1, 2039	11,000,000	1/13/09	11,240,625
FNMA, 4 1/2s, January 1, 2039	5,000,000	1/13/09	5,073,437

Total			$104,575,547

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 12/31/08

	Upfront				Unrealized
Swap counterparty /	premium	Termination	Payments made by	Payments received by	appreciation/
Notional amount	received (paid)	date	fund per annum	fund per annum	(depreciation)

Bank of America, N.A.
$25,143,000	$—	5/23/10	3 month USD-LIBOR-BBA	3.155%	$640,389

31,200,000	—	7/18/13	4.14688%	3 month USD-LIBOR-BBA	(3,097,414)

4,000,000	—	7/29/18	3 month USD-LIBOR-BBA	4.75%	808,080

11,447,000	—	8/26/18	3 month USD-LIBOR-BBA	4.54375%	2,120,078

190,306,000	—	9/10/10	3 month USD-LIBOR-BBA	3.22969%	7,248,804

23,619,000	—	9/15/10	3.08%	3 month USD-LIBOR-BBA	(834,856)

101,350,000	—	9/18/10	3 month USD-LIBOR-BBA	2.86667%	3,218,206

3,000,000	—	9/19/18	3 month USD-LIBOR-BBA	4.07%	428,496

4,510,000	14,078	10/1/18	3 month USD-LIBOR-BBA	4.30%	704,279

70,840,000	399,228	10/14/18	3 month USD-LIBOR-BBA	4.30%	11,023,297

61,875,000	154,502	10/14/38	4.25%	3 month USD-LIBOR-BBA	(18,320,494)

46,264,000	17,462	10/20/18	3 month USD-LIBOR-BBA	4.60%	8,221,557

41,955,000	(38,139)	10/20/10	3.00%	3 month USD-LIBOR-BBA	(1,009,963)

13,718,000	—	5/8/28	4.95%	3 month USD-LIBOR-BBA	(4,436,180)

Barclays Bank PLC
82,403,000	—	12/9/10	3 month USD-LIBOR-BBA	2.005%	752,249

41,744,000	—	12/9/20	3 month USD-LIBOR-BBA	2.91875%	976,280

36

Putnam VT Income Fund

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 12/31/08 continued

	Upfront				Unrealized
Swap counterparty /	premium	Termination	Payments made by	Payments received by	appreciation/
Notional amount	received (paid)	date	fund per annum	fund per annum	(depreciation)

Citibank, N.A.
$95,073,000	$—	9/17/13	3 month USD-LIBOR-BBA	3.4975%	$6,869,424

73,931,000	—	9/18/38	4.45155%	3 month USD-LIBOR-BBA	(26,093,792)

49,323,000	—	9/18/10	3 month USD-LIBOR-BBA	2.92486%	1,616,085

52,125,000	—	6/29/18	2.477%	3 month USD-LIBOR-BBA	246,269

Credit Suisse International
20,270,000	—	9/18/10	3 month USD-LIBOR-BBA	2.91916%	664,726

21,695,000	—	9/23/10	3 month USD-LIBOR-BBA	3.32%	899,115

55,216,000	—	10/9/10	3 month USD-LIBOR-BBA	2.81%	1,119,811

33,307,000	31,663	10/31/18	4.35%	3 month USD-LIBOR-BBA	(5,217,214)

20,000,000	—	12/5/20	3 month USD-LIBOR-BBA	3.01%	660,259

28,926,000	—	9/23/38	4.7375%	3 month USD-LIBOR-BBA	(11,923,359)

53,520,000	(572,045)	12/10/38	2.69%	3 month USD-LIBOR-BBA	299,731

50,520,000	539,980	12/10/38	3 month USD-LIBOR-BBA	2.69%	(282,930)

Deutsche Bank AG
35,980,000	—	9/24/10	3 month USD-LIBOR-BBA	3.395%	1,546,845

11,409,000	—	10/17/18	4.585%	3 month USD-LIBOR-BBA	(2,004,894)

693,000	—	11/21/18	3.75%	3 month USD-LIBOR-BBA	(73,141)

28,763,000	24,633	11/21/10	2.25%	3 month USD-LIBOR-BBA	(382,529)

143,334,000	—	11/25/13	3 month USD-LIBOR-BBA	2.95409%	5,586,681

24,619,000	—	11/28/13	3 month USD-LIBOR-BBA	2.8725%	861,494

62,132,000	—	12/5/13	2.590625%	3 month USD-LIBOR-BBA	(1,315,339)

30,902,000	—	12/9/13	3 month USD-LIBOR-BBA	2.5225%	550,215

35,548,000	—	12/11/18	2.94%	3 month USD-LIBOR-BBA	(1,151,085)

55,136,000	—	12/15/18	3 month USD-LIBOR-BBA	2.80776%	1,147,117

27,385,000	—	12/16/28	3 month USD-LIBOR-BBA	2.845%	98,354

115,867,000	—	12/19/10	3 month USD-LIBOR-BBA	1.53429%	145,040

60,782,000	—	12/30/13	2.15633%	3 month USD-LIBOR-BBA	(85,604)

Goldman Sachs International
29,035,000	—	4/8/10	3 month USD-LIBOR-BBA	2.64%	359,734

28,189,000	—	4/23/18	4.43%	3 month USD-LIBOR-BBA	(4,405,314)

20,117,000	—	5/19/18	4.525%	3 month USD-LIBOR-BBA	(3,388,077)

59,474,000	28,026	10/24/10	3 month USD-LIBOR-BBA	2.60%	1,089,569

10,593,000	65,570	11/18/18	4.10%	3 month USD-LIBOR-BBA	(1,367,648)

124,184,000	(34,157)	11/18/10	3 month USD-LIBOR-BBA	2.35%	1,951,337

45,265,000	164,932	11/18/13	3.45%	3 month USD-LIBOR-BBA	(2,665,926)

JPMorgan Chase Bank, N.A.
7,968,000	—	3/5/18	4.325%	3 month USD-LIBOR-BBA	(1,281,871)

24,386,000	—	3/7/18	4.45%	3 month USD-LIBOR-BBA	(4,178,941)

6,050,000	—	3/11/38	5.0025%	3 month USD-LIBOR-BBA	(2,786,952)

21,658,000	—	3/11/38	5.03%	3 month USD-LIBOR-BBA	(10,097,767)

90,223,000	—	3/15/10	3 month USD-LIBOR-BBA	2.5%	1,801,612

47,089,000	—	3/20/13	3 month USD-LIBOR-BBA	3.145%	2,591,550

39,362,000	—	3/20/13	3 month USD-LIBOR-BBA	3.13%	2,140,659

54,877,000	—	3/26/10	3 month USD-LIBOR-BBA	2.33375%	1,038,071

62,642,000	—	4/8/13	3 month USD-LIBOR-BBA	3.58406%	3,904,473

12,148,000	—	5/7/13	3.9325%	3 month USD-LIBOR-BBA	(983,864)

41,904,000	—	5/23/10	3 month USD-LIBOR-BBA	3.16%	1,070,020

30,000,000	—	6/13/13	4.47%	3 month USD-LIBOR-BBA	(3,118,320)

10,000,000	—	6/27/18	3 month USD-LIBOR-BBA	4.8305%	1,955,962

37

Putnam VT Income Fund

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 12/31/08 continued

	Upfront				Unrealized
Swap counterparty /	premium	Termination	Payments made by	Payments received by	appreciation/
Notional amount	received (paid)	date	fund per annum	fund per annum	(depreciation)

JPMorgan Chase Bank, N.A. cont.
$25,846,000	$—	7/22/10	3 month USD-LIBOR-BBA	3.565%	$1,042,645

82,878,000	—	7/28/10	3 month USD-LIBOR-BBA	3.5141%	3,371,157

19,684,000	—	10/23/13	3 month USD-LIBOR-BBA	3.535%	1,254,515

12,453,000	(36,631)	11/4/18	3 month USD-LIBOR-BBA	4.45%	2,041,154

42,742,000	—	11/10/18	3 month USD-LIBOR-BBA	4.83%	8,641,744

22,000,000	—	11/18/18	3 month USD-LIBOR-BBA	4.04%	2,892,612

2,000,000	—	12/3/18	3 month USD-LIBOR-BBA	2.918%	61,322

18,000,000	—	12/11/18	3 month USD-LIBOR-BBA	2.941%	584,491

36,793,000	—	12/19/18	5%	3 month USD-LIBOR-BBA	(7,983,971)

Merrill Lynch Capital Services, Inc.
919,000	—	9/16/38	3 month USD-LIBOR-BBA	4.66%	363,637

13,780,000	—	10/26/12	4.6165%	3 month USD-LIBOR-BBA	(1,372,988)

50,782,000	—	5/19/10	3.2925%	3 month USD-LIBOR-BBA	(1,385,190)

32,274,000	—	7/22/10	3 month USD-LIBOR-BBA	3.5375%	1,284,157

UBS AG
92,318,000	3,068,806	11/10/28	4.45%	3 month USD-LIBOR-BBA	(20,221,692)

141,820,000	(3,602,746)	11/10/18	3 month USD-LIBOR-BBA	4.45%	20,253,584

155,209,000	—	11/24/10	3 month USD-LIBOR-BBA	2.05%	1,588,984

Total					$(21,731,445)

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 12/31/08

Swap counterparty /	Termination	Fixed payments received (paid)	Total return received by	Unrealized
Notional amount	date	by fund per annum	or paid by fund	appreciation

JPMorgan Chase Bank, N.A.
44,000,000	1/13/09	(3.35%) 5.00%	FNMA 5.00% 30 YR TBA	$749,397

Total				$749,397

CREDIT DEFAULT CONTRACTS OUTSTANDING at 12/31/08

						Fixed payments	Unrealized
Swap counterparty /		Upfront premium	Notional		Termination	received (paid) by	appreciation/
Referenced debt*	Rating***	received (paid)**	amount		date	fund per annum	(depreciation)

Bank of America, N.A.
DJ ABX CMBX BBB Index	—	$1,632	$2,373,000	(F)	10/12/52	(134 bp)	$1,530,175

Financial Security Assurance
Holdings, Ltd, 6.4%, 12/15/66	Baa1	—	135,000		12/20/12	95 bp	(48,331)

Marsh & McLennan Cos. Inc.,
5 3/8%, 7/15/14	—	—	655,000		3/20/12	(95 bp)	(6,369)

Meadwestvaco Corp., 6.85%, 4/1/12	—	—	63,000		3/20/18	(177 bp)	1,119

MetLife Inc., 5%, 6/15/15	—	—	270,000		12/20/13	(384 bp)	12,407

Citibank, N.A.
Arrow Electronics Inc., 6 7/8%, 6/1/18	—	—	305,000		3/20/13	(43 bp)	19,008

Conagra Foods Inc., 7%, 10/1/28	—	—	1,115,000	(F)	9/20/10	(27 bp)	7,786

DJ ABX HE PEN AAA Series 6
Version 1 Index	AA+	206,698	1,071,585		5/25/46	11 bp	(111,265)

DJ ABX HE PEN AAA Series 6
Version 2 Index	AA+	94,393	566,737		5/25/46	11 bp	(73,976)

Marsh & McLennan Cos. Inc.,
5 3/8%, 7/15/14	—	—	395,000		9/20/14	(105 bp)	(5,977)

Rexam PLC, 4 3/8%, 3/15/13	—	—	560,000		6/20/13	(145 bp)	83,730

Sara Lee Corp., 6 1/8%, 11/1/32	—	—	350,000		9/20/11	(43 bp)	2,608

Yum! Brands, Inc., 8 7/8%, 4/15/11	—	—	355,000		3/20/13	(65 bp)	12,943

38

Putnam VT Income Fund

CREDIT DEFAULT CONTRACTS OUTSTANDING at 12/31/08 continued

						Fixed payments	Unrealized
Swap counterparty /		Upfront premium	Notional		Termination	received (paid) by	appreciation/
Referenced debt*	Rating***	received (paid)**	amount		date	fund per annum	(depreciation)

Credit Suisse International
DJ ABX HE AAA Series 7
Version 2 Index	BB+	$157,620	$284,000		1/25/38	76 bp	$(15,584)

DJ ABX HE PEN AAA Series 6
Version 2 Index	AA+	353,807	1,785,975		5/25/46	11 bp	(173,022)

DJ CDX NA HY Series 10	B+	59,850	570,000		6/20/13	500 bp	(29,606)

DJ CDX NA HY Series 10	B+	223,125	2,100,000		6/20/13	500 bp	(106,451)

DJ CDX NA IG Series 11 Index	—	(46,595)	1,515,000		12/20/13	(150 bp)	(15,452)

DJ CMB NA CMBX AAA Index	AAA	122,171	734,000		12/13/49	8 bp	(97,805)

DJ CMB NA CMBX AAA Index	AAA	41,514	265,000		2/17/51	35 bp	(38,523)

DJ CMB NA CMBX AAA Index	—	(614,654)	5,392,000		2/17/51	(35 bp)	1,013,880

DJ CMB NA CMBX AAA Index	—	(128,878)	1,641,000		2/17/51	(35 bp)	366,750

DJ CMB NA CMBX AAA Index	—	(61,233)	821,000		2/17/51	(35 bp)	186,732

DJ CMB NA CMBX AAA Index	—	(683,241)	4,882,000		2/17/51	(35 bp)	791,259

DJ CMB NA CMBX AJ Index	—	(433,724)	1,349,000		2/17/51	(96 bp)	403,279

General Electric Capital Corp.,
5 5/8%, 9/15/17	Aaa	—	565,000		12/20/13	530 bp	37,681

Liberty Mutual Insurance,
7 7/8%, 10/15/26	—	—	330,000		12/20/13	(210 bp)	5,804

Deutsche Bank AG
DJ ABX CMBX AAA Index	AAA	2,532	42,000	(F)	2/17/51	35 bp	(10,101)

DJ ABX HE A Series 7
Version 2 Index	CCC	1,142,960	1,256,000		1/25/38	369 bp	(62,028)

DJ ABX HE AAA Series 6
Version 1 Index	AAA	68,765	646,899		7/25/45	18 bp	(60,581)

DJ CDX NA HY Series 11
Version 1 Index	B+	423,000	1,800,000		12/20/13	500 bp	63,232

DJ CDX NA IG Series 11 Index	A-	127,843	7,970,000		12/20/13	150 bp	(45,188)

General Electric Capital Corp.,
6%, 6/15/12	Aaa	—	910,000		9/20/13	109 bp	(95,375)

iStar Financial, Inc., 6%, 12/15/10	Ba3	2,363	35,000		3/20/09	500 bp	(5,492)

MetLife Inc., 5%, 6/15/15	—	—	275,000		12/20/13	(405 bp)	10,383

Prudential Financial Inc.,
4 1/2%, 7/15/13	—	—	420,000		12/20/13	(388 bp)	43,005

Goldman Sachs International
DJ ABX HE A Index	CCC	420,824	628,000		1/25/38	369 bp	(181,669)

DJ ABX HE AAA Index	BB+	147,593	628,000		1/25/38	76 bp	(235,407)

DJ CDX NA CMBX AAA Index	AAA	27,066	740,000		3/15/49	7 bp	(121,808)

DJ CDX NA HY Series 9
Index 25-35% tranche	A+	—	1,358,000		12/20/10	108.65 bp	(170,741)

DJ CDX NA HY Series 9
Index 25-35% tranche	A+	—	8,440,000		12/20/10	249 bp	(837,871)

DJ CDX NA HY Series 9
Index 25-35% tranche	A+	—	2,950,000		12/20/10	305 bp	(261,717)

DJ CDX NA IG Series 11 Index	—	(1,248,574)	50,600,000		12/20/18	(140 bp)	(944,411)

DJ CDX NA IG Series 11 Index	—	(516,011)	20,370,000		12/20/18	(140 bp)	(393,565)

DJ CDX NA IG Series 11
Version 1 Index	—	(1,038,882)	17,208,000		12/20/18	(140 bp)	(935,443)

JPMorgan Chase Bank, N.A.
DJ ABX HE PEN AAA Series 6
Version 2 Index	AA+	227,698	1,149,390		5/25/46	11 bp	(111,351)

DJ CDX NA HY Series 9
Index 25-35% tranche	A+	—	1,392,000		12/20/10	105.5 bp	(174,065)

39

Putnam VT Income Fund

CREDIT DEFAULT CONTRACTS OUTSTANDING at 12/31/08 continued

						Fixed payments	Unrealized
Swap counterparty /		Upfront premium	Notional		Termination	received (paid) by	appreciation/
Referenced debt*	Rating***	received (paid)**	amount		date	fund per annum	(depreciation)

JPMorgan Chase Bank, N.A. cont.
DJ CMB NA CMBX AAA Index	—	$(65,029)	$835,000		2/17/51	(35 bp)	$185,185

Domtar Corp., 7 1/8%, 8/15/15	—	—	125,000		12/20/11	(500 bp)	8,041

GATX Corp., 8.875%, 6/1/09	—	—	235,000		3/20/16	(100 bp)	34,856

GMAC, LLC, 6 7/8%, 8/28/12	C	12,938	225,000		3/20/09	500 bp	10,978

iStar Financial, Inc., 6%, 12/15/10	Ba3	2,100	30,000		3/20/09	500 bp	(4,633)

Lexmark International, Inc.,
5.9%, 6/1/13	—	—	405,000		6/20/13	(113 bp)	49,364

Nextel Communications,
7 3/8%, 8/1/15	—	—	245,000	(F)	9/20/13	(540 bp)	50,528

Merrill Lynch International
Kinder Morgan, Inc., 6 1/2%, 9/1/12	—	—	232,000		9/20/12	(128 bp)	18,619

Morgan Stanley Capital Services, Inc.
DJ ABX CMBX AAA Index	AAA	808,019	11,352,000		3/15/49	7 bp	(1,483,015)

DJ CDX NA IG Series 11 Index	—	(135,184)	5,280,000		12/20/18	(140 bp)	(103,445)

DJ CMB NA CMBX AAA Index	AAA	444,626	3,706,500		12/13/49	8 bp	(660,077)

DJ CMB NA CMBX AAA Index	AAA	1,964,279	18,100,500		2/17/51	35 bp	(3,480,398)

Total							$(6,151,390)

* Payments related to the reference debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

*** Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody’s or Standard & Poor’s ratings are believed to be the most recent ratings available at December 31, 2008.

(F) Is valued at fair value following procedures approved by the Trustees. Contracts may be classified as a Level 2 or Level 3 for FASB 157 disclosures based on the valuation inputs.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157). SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. While the adoption of SFAS 157 does not have a material effect on the fund’s net asset value, it does require additional disclosures about fair value measurements.The Standard establishes a three-level hierarchy for disclosure of fair value measurements.The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 — Valuations based on quoted prices for identical securities in active markets.

Level 2 — Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 — Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of December 31, 2008:

		Other
	Investments in	financial
Valuation inputs	securities	instruments*

Level 1	$70,946,730	$(5,759,724)
Level 2	744,198,193	(43,164,923)
Level 3	2,597,219	—

Total	$817,742,142	$(48,924,647)

*Other financial instruments include futures, written options,TBA sale commitments, swaps and forward contracts which are valued at the unrealized appreciation/(depreciation) on the instrument.

The following is a reconciliation of Level 3 assets as of December 31, 2008:

Other
	Investments in	financial
	securities	instruments*

Balance as of December 31, 2007	$—	$—
Accrued discounts/premiums	—	—
Realized gain/loss	—	—
Change in net unrealized
appreciation (depreciation)	—	—
Net purchases/sales	—	—
Net transfers in and/or out
of Level 3	2,597,219	—

Balance as of December 31, 2008	$2,597,219	$—

*Other financial instruments include futures, written options,TBA sale commitments, swaps and forward contracts which are valued at the unrealized appreciation/(depreciation) on the instrument.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
40

PUTNAM VARIABLE TRUST

Statement of Assets and Liabilities

December 31, 2008

Putnam VT
Income
Fund

Assets
Investments in securities, at value (Note 1):
Unaffiliated issuers	$817,742,142
Cash	887,231
Dividends, interest, and other receivables	7,204,599
Receivable for shares of the fund sold	2,282
Receivable for securities sold	8,234,344
Receivable for sales of delayed delivery securities (Note 1)	103,975,896
Unrealized appreciation on swap contracts (Note 1)	125,434,619
Receivable for open swap contracts (Note 1)	7,119
Receivable for closed swap contracts (Note 1)	1,836,377
Premiums paid on swap contracts (Note 1)	9,255,723
Receivable for variation margin (Note 1)	520,312

Total assets	1,075,100,644

Liabilities
Payable for securities purchased	4,843,328
Payable for purchases of delayed delivery securities (Note 1)	334,733,974
Payable for shares of the fund repurchased	195,507
Payable for compensation of Manager (Note 2)	493,768
Payable for investor servicing fees (Note 2)	10,027
Payable for custodian fees (Note 2)	19,865
Payable for Trustee compensation and expenses (Note 2)	131,410
Payable for administrative services (Note 2)	1,888
Payable for distribution fees (Note 2)	32,704
Unrealized depreciation on swap contracts (Note 1)	152,568,057
Payable for closed swap contracts (Note 1)	53,477,502
Payable for open swap contracts (Note 1)	607,178
Payable for receivable purchase agreement (Note 2)	217,466
Premiums received on swap contracts (Note 1)	11,592,296
TBA sale commitments, at value (Note 1)	104,575,547
Written options outstanding, at value (Notes 1 and 3)	28,002,898
Other accrued expenses	67,421

Total liabilities	691,570,836

Net assets	$383,529,808

Represented by:
Paid-in capital (Unlimited shares authorized) (Notes 1 and 4)	$540,187,321
Undistributed net investment income (loss) (Note 1)	26,453,782
Accumulated net realized gain (loss) on investments (Note 1)	(99,825,419)
Net unrealized appreciation (depreciation) of investments	(83,285,876)

Total — Representing net assets applicable to capital
shares outstanding	$383,529,808

(Continued on next page)

41

PUTNAM VARIABLE TRUST

Statement of Assets and Liabilities (Continued)

December 31, 2008

Putnam VT
Income
Fund

Computation of net asset value Class IA
Net Assets	$221,191,795
Number of shares outstanding	24,526,668
Net asset value, offering price and redemption
price per share (net assets divided by number
of shares outstanding)	$9.02
Computation of net asset value Class IB
Net Assets	$162,338,013
Number of shares outstanding	18,126,705
Net asset value, offering price and redemption
price per share (net assets divided by number
of shares outstanding)	$8.96

Cost of investments, (Note 1):
Unaffiliated issuers	$852,415,405
Proceeds receivable on TBA sale commitments (Note 1)	103,791,563
Premiums received on written options (Notes 1 and 3)	12,755,397

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
42

PUTNAM VARIABLE TRUST

Statement of Operations

Year ended December 31, 2008

Putnam VT
Income
Fund

Investment income
Interest — unaffiliated issuers	$29,993,202
Interest — affiliated issuers (Note 5)	941,526
Securities lending	13,753

Total investment income	30,948,481

Expenses
Compensation of Manager (Note 2)	3,548,191
Investor servicing fees (Note 2)	168,214
Custodian fees (Note 2)	67,224
Trustee compensation and expenses (Note 2)	41,038
Administrative services (Note 2)	29,038
Distribution fees — class IB (Note 2)	595,172
Auditing	158,284
Legal	50,076
Other	148,171
Fees waived and reimbursed by Manager (Notes 2 and 5)	(968,360)

Total expenses	3,837,048

Expense reduction (Note 2)	(61,727)

Net expenses	3,775,321

Net investment income (loss)	27,173,160

Net realized gain (loss) on investments (Notes 1 and 3)	4,975,941
Net realized gain (loss) on futures contracts (Note 1)	(19,869,696)
Net realized gain (loss) on written options (Notes 1 and 3)	(2,714,267)
Net realized gain (loss) on swap contracts (Note 1)	(75,532,200)
Net unrealized appreciation (depreciation) of investments, written options,
TBA sale commitments, swap contracts and futures contracts
during the year	(64,677,254)

Net gain (loss) on investments	(157,817,476)

Net increase (decrease) in net assets resulting
from operations	$(130,644,316)

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
43

PUTNAM VARIABLE TRUST

Statement of Changes in Net Assets

	Putnam VT
	Income Fund
	Year ended
	December 31	December 31
	2008	2007

Increase (decrease) in net assets
Operations:
Net investment income (loss)	$27,173,160	$36,218,146
Net realized gain (loss) on investments	(93,140,222)	4,592,012
Net unrealized appreciation (depreciation)
of investments	(64,677,254)	(4,054,247)

Net increase (decrease) in net assets
resulting from operations	(130,644,316)	36,755,911

Distributions to shareholders (Note 1):
From ordinary income
Net investment income
Class IA	(23,950,417)	(22,481,407)
Class IB	(17,430,226)	(15,442,292)
Increase in capital from settlement payment (Note 7)	55,580	—
Increase (decrease) from capital share
transactions (Note 4)	(109,852,436)	(71,023,688)

Total increase (decrease) in net assets	(281,821,815)	(72,191,476)

Net assets:
Beginning of year	665,351,623	737,543,099

End of year	383,529,808	665,351,623

Undistributed net investment income (loss),
end of year	$26,453,782	$37,836,903

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
44

THIS PAGE LEFT BLANK INTENTIONALLY

45

PUTNAM VARIABLE TRUST
Financial highlights (For a common share outstanding throughout the period)

INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:							RATIOS AND SUPPLEMENTAL DATA:

			Net								Total			Ratio of net
	Net asset		realized and	Total	From	From				Net asset	return	Net	Ratio of	investment
	value,	Net	unrealized	from	net	net realized	From			value,	at net	assets,	expenses to	income (loss)	Portfolio
	beginning	investment	gain (loss) on	investment	investment	gain on	return of	Total	Non-recurring	end	asset	end of period	average net	to average	turnover
Period ended	of period	income (loss)(a,i)	investments	operations	income	investments	capital	distributions	reimbursements	of period	value (%)(b,c)	(in thousands)	assets (%)(b,d,i)	net assets (%)(i)	(%)

Putnam VT Income Fund (Class IA)
December 31, 2008	$12.68	.57	(3.39)	(2.82)	(.84)	—	—	(.84)	—(e,n)	$9.02	(23.78)	$221,192.58		4.97	208.37(f)
December 31, 2007	12.70	.65	.02	.67	(.69)	—	—	(.69)	—	12.68	5.45	379,470.57		5.25	228.92(f)
December 31, 2006	12.69	.54	.04	.58	(.57)	—	—	(.57)	—	12.70	4.83	437,298.57		4.39	201.13(f)
December 31, 2005	12.96	.52	(.20)	.32	(.45)	(.14)	—	(.59)	—	12.69	2.60	530,341.61		4.06	336.25(f)
December 31, 2004	12.91	.38	.22	.60	(.55)	—	—	(.55)	—	12.96	4.72	637,568.66		3.01	401.71

Putnam VT Income Fund (Class IB)
December 31, 2008	$12.59	.54	(3.36)	(2.82)	(.81)	—	—	(.81)	—(e,n)	$8.96	(23.93)	$162,338.83		4.75	208.37(f)
December 31, 2007	12.61	.62	.02	.64	(.66)	—	—	(.66)	—	12.59	5.22	285,881.82		5.00	228.92(f)
December 31, 2006	12.61	.50	.04	.54	(.54)	—	—	(.54)	—	12.61	4.52	300,246.82		4.09	201.13(f)
December 31, 2005	12.88	.48	(.20)	.28	(.41)	(.14)	—	(.55)	—	12.61	2.36	292,152.86		3.81	336.25(f)
December 31, 2004	12.84	.34	.22	.56	(.52)	—	—	(.52)	—	12.88	4.43	278,617.91		2.71	401.71

(a) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) The charges and expenses at the insurance company separate account level are not reflected.

(c) Total return assumes dividend reinvestment.

(d) Includes amounts paid through expense offset arrangements (Note 2).

(e) Amounts represent less than $0.01 per share.

(f) Portfolio turnover excludes dollar roll transactions.

(i) Reflects an involuntary contractual expense limitation and/or waivers of certain fund expenses in connection with investments in Putnam Prime Money Market Fund in effect during the period. As a result of such limitation and/or waivers, the expenses of each class reflect a reduction of the following amounts (Notes 2 and 5):

Percentage
of average
net assets

December 31, 2008	0.17%

December 31, 2007	0.14

December 31, 2006	0.16

December 31, 2005	0.10

December 31, 2004	0.04

(n) Reflects a non-recurring reimbursal from Putnam Management related to restitution payments in connection with a distribution plan approved by the SEC, which amounted to less than $0.01 per share (Note 7).

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.	THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
46	47

PUTNAM VARIABLE TRUST

Notes to Financial Statements
December 31, 2008

NOTE 1
SIGNIFICANT ACCOUNTING POLICIES

Putnam VT Income Fund (the “fund”) is one of a series of funds comprising Putnam Variable Trust (the “Trust”), a Massachusetts business trust, which is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The fund seeks current income consistent with what Putnam Investment Management, LLC (“Putnam Management”), the fund’s manager, a wholly-owned subsidiary of Putnam, LLC, believes to be prudent risk by investing in investment-grade and high-yield bonds, and U.S. government securities. The fund may invest a significant portion of its assets in securitized debt instruments, including mortgage-backed and asset-backed investments. The yields and values of these investments are sensitive to changes in interest rates, the rate of principal payments on the underlying assets and the market’s perception of the issuers. The market for these investments may be volatile and limited, which may make them difficult to buy or sell. The fund invests in higher yielding, lower rated bonds that have a higher rate of default.

The fund offers class IA and class IB shares of beneficial interest. Class IA shares are offered at net asset value and are not subject to a distribution fee. Class IB shares are offered at net asset value and pay an ongoing distribution fee, which is identified in Note 2.

Investment income, realized and unrealized gains and losses and expenses of the fund are borne pro-rata based on the relative net assets of each class to the total net assets of the fund, except that each class bears expenses unique to that class (including the distribution fees applicable to such classes). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. If the fund were liquidated, shares of each class would receive their pro-rata share of the net assets of the fund. In addition, the Trustees declare separate dividends on each class of shares.

In the normal course of business, the fund enters into contracts that may include agreements to indemnify another party under given circumstances. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against the fund. However, the fund’s management team expects the risk of material loss to be remote.

A) Security valuation Market quotations are not considered to be readily available for certain debt obligations; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. To the extent a pricing service or dealer is unable to value a security or provides a valuation which Putnam Management does not believe accurately reflects the security’s fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

48

B) Joint trading account Pursuant to an exemptive order from the Securities and Exchange Commission (the “SEC”), the fund may transfer uninvested cash balances, including cash collateral received under security lending arrangements, into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Management. These balances may be invested in issues of short-term investments having maturities of up to 397 days for collateral received under security lending arrangements and up to 90 days for other cash investments.

C) Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

D) Security transactions and related investment income Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis. Interest income is recorded on the accrual basis.

All premiums/discounts are amortized/accreted on a yield-to-maturity basis.

Securities purchased or sold on a delayed delivery basis may be settled a month or more after the trade date; interest income is accrued based on the terms of the securities. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

The fund earned certain fees in connection with its senior loan purchasing activities. These fees are treated as market discount and are recorded as income in the Statement of operations.

E) Stripped securities The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The market value of these securities is highly sensitive to changes in interest rates.

F) Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns, owned or expects to purchase, or for other investment purposes. The fund may also write options on swaps or securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the Statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the

49

premium originally received is recorded as a reduction to the cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Futures and written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

G) Total return swap contracts The fund may enter into total return swap contracts, which are arrangements to exchange a market linked return for a periodic payment, both based on a notional principal amount. To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked to market daily based upon quotations from market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities. Total return swap contracts outstanding at period end, if any, are listed after the fund’s portfolio.

H) Interest rate swap contracts The fund may enter into interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to manage the fund’s exposure to interest rates. An interest rate swap can be purchased or sold with an upfront premium. An upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities. Interest rate swap contracts outstanding at period end, if any, are listed after the fund’s portfolio.

I) Credit default contracts The fund may enter into credit default contracts to provide a measure of protection against risk of loss following a default, or other credit event in respect of issuers within an underlying index or a single issuer, or to gain credit exposure to an underlying index or issuer. In a credit default contract, the protection buyer typically makes an up front payment and a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. An upfront payment received by the fund, as the protection seller, is recorded as a

50

liability on the fund’s books. An upfront payment made by the fund, as the protection buyer, is recorded as an asset on the fund’s books. Periodic payments received or paid by the fund are recorded as realized gains or losses. The credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and market value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.

In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting credit default contracts which would mitigate its risk of loss. Risks of loss may exceed amounts recognized on the Statement of assets and liabilities.. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk is mitigated by having a master netting arrangement between the fund and the counterparty. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount of the relevant credit default contract. Credit default contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

J) TBA purchase commitments The fund may enter into “TBA” (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund’s other assets. Unsettled TBA purchase commitments are valued at fair value of the underlying securities, according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in market value is recorded by the fund as an unrealized gain or loss.

Although the fund will generally enter into TBA purchase commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so.

K) TBA sale commitments The fund may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction.

Unsettled TBA sale commitments are valued at the fair value of the underlying securities, generally according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in market value is recorded by the fund as an unrealized gain

51

or loss. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into. TBA sale commitments outstanding at period end, if any, are listed after the fund’s portfolio.

L) Dollar rolls To enhance returns, the fund may enter into dollar rolls (principally using TBAs) in which the fund sells securities for delivery in the current month and simultaneously contracts to purchase similar securities on a specified future date. During the period between the sale and subsequent purchase, the fund will not be entitled to receive income and principal payments on the securities sold. The fund will, however, retain the difference between the initial sales price and the forward price for the future purchase. The fund will also be able to earn interest on the cash proceeds that are received from the initial sale, on settlement date. The fund may be exposed to market or credit risk if the price of the security changes unfavorably or the counterparty fails to perform under the terms of the agreement.

M) Securities lending The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. Income from securities lending is included in investment income on the Statement of operations. At December 31, 2008, the fund had no securities out on loan.

N) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code. The fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The fund did not have any unrecognized tax benefits in the accompanying financial statements. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains. Each of the fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

At December 31, 2008, the fund had a capital loss carryover of $84,472,035 available to the extent allowed by the Code to offset future net capital gain, if any. The amount of the carryover and the expiration dates are:

Loss Carryover	Expiration

$3,719,524	December 31, 2013
80,752,511	December 31, 2016

O) Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences include temporary and/or permanent differences of unrealized gains and losses on certain future contracts, income on swaps, and interest only securities. Reclassifications Bare made to the fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. For the year ended December 31, 2008, the fund reclassified

52

$2,824,362 to increase undistributed net investment income and $55,578 to decrease paid-in-capital, with an increase to accumulated net realized losses of $2,768,784.

The tax basis components of distributable earnings and the federal tax cost as of December 31, 2008 were as follows:

Unrealized appreciation	$47,482,046
Unrealized depreciation	(103,273,141)
—————————
Net unrealized depreciation	55,791,095
Undistributed ordinary income	24,808,533
Capital loss carryforward	(84,472,035)
Cost for federal income tax purposes	$873,533,237

P) Expenses of the trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

Q) Beneficial interest At December 31, 2008, insurance companies or their separate accounts were record owners of all but a de minimis number of the shares of the fund. Approximately 64.4% of the fund is owned by accounts of one group of insurance companies.

NOTE 2
MANAGEMENT FEE, ADMINISTRATIVE
SERVICES AND OTHER TRANSACTIONS

The fund pays Putnam Management for management and investment advisory services quarterly based on the average net assets of the fund. Such fee is based on the following annual rates: 0.65% of the first $500 million of average net assets, 0.55% of the next $500 million, 0.50% of the next $500 million, 0.45% of the next $5 billion, 0.425% of the next $5 billion, 0.405% of the next $5 billion, 0.39% of the next $5 billion and 0.38% thereafter.

Putnam Management has agreed to waive fees and reimburse expenses of the fund through June 30, 2009 to the extent necessary to ensure that the fund’s expenses do not exceed the simple average of the expenses for the fund’s Lipper peer group of funds underlying variable insurance products that have the same investment classification or objective as the fund. The expense reimbursement is based on a comparison of the fund’s expenses with the average annualized operating expenses of the funds in its Lipper peer group for each calendar quarter during the fund’s last fiscal year, excluding 12b-1 fees and without giving effect to any expense offset and brokerage/service arrangements that may reduce fund expenses. For the period ended December 31, 2008, Putnam Management waived $940,124 of its management fee from the fund.

On September 26, 2008, the fund entered into an Agreement with another registered investment company (the “Seller”) managed by Putnam Management. Under the Agreement, the Seller sold to the fund the right to receive, in the aggregate, $843,827 in net payments from Lehman Brothers Special Financing, Inc. in connection with certain terminated derivatives transactions (the “Receivable”), in exchange for an initial payment plus (or minus) additional amounts based on the fund’s ultimate realized gain (or loss) with respect to the Receivable. The Receivable will be offset against the fund’s net payable to Lehman Brothers Special Financing, Inc. and is included in the Statement of assets and liabilities under Payable for securities purchased. Future payments under the Agreement are valued at fair value following procedures approved by the Trustees and are included in the Statement of assets and liabilities. All remaining payments under the Agreement will be recorded as realized gain or loss.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

53

Custodial functions for the fund’s assets were provided by State Street Bank and Trust Company (“State Street”). Custody fees are based on the fund’s asset level, the number of its security holdings and transaction volumes.

Putnam Investor Services, a division of Putnam Fiduciary Trust Company (“PFTC”), which is an affiliate of Putnam Management, provided investor servicing agent functions to the fund through December 31, 2008. Subsequent to December 31, 2008, these services were provided by Putnam Investor Services, Inc., another affiliate of Putnam Management. Putnam Investor Services was paid a monthly fee for investor servicing at an annual rate of 0.03% of the fund’s average net assets. During the year ended December 31, 2008, the amounts incurred for investor servicing agent functions provided by PFTC are included in Investor servicing fees in the Statement of operations.

The fund has entered into expense offset arrangements with PFTC and State Street whereby PFTC’s and State Street’s fees are reduced by credits allowed on cash balances. For the year ended December 31, 2008, the fund’s expenses were reduced by $61,727 under the expense offset arrangements.

Each independent Trustee of the fund receives an annual Trustee fee, of which $435, as a quarterly retainer, has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees receive additional fees for attendance at certain committee meetings and industry seminars and for certain compliance-related matters. Trustees also are reimbursed for expenses they incur relating to their services as Trustees.

The fund has adopted a Trustee Fee Deferral Plan (the “Deferral Plan”) which allows the Trustees to defer the receipt of all or a portion of Trustees fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the “Pension Plan”) covering all Trustees of the fund who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension Plan are equal to 50% of the Trustee’s average annual attendance and retainer fees for the three years ended December 31, 2005. The retirement benefit is payable during a Trustee’s lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Pension expense for the fund is included in Trustee compensation and expenses in the Statement of operations. Accrued pension liability is included in Payable for Trustee compensation and expenses in the Statement of assets and liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.

The fund has adopted a distribution plan (the “Plan”) with respect to its class IB shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plan is to compensate Putnam Retail Management Limited Partnership, a wholly-owned subsidiary of Putnam Investments, LLC and Putnam Retail Management GP, Inc., for services provided and expenses incurred in distributing shares of the fund. The Plan provides for payment by the fund to Putnam Retail Management Limited Partnership at an annual rate of up to 0.35% of the average net assets attributable to the fund’s class IB shares. The Trustees have approved payment by the fund at an annual rate of 0.25% of the average net assets attributable to the fund’s class IB shares.

54

NOTE 3
PURCHASES AND SALES OF SECURITIES

During the year ended December 31, 2008, cost of purchases and proceeds from sales of investment securities other than U.S. government securities and short-term investments aggregated $1,152,227,526 and $1,320,980,318, respectively. Purchases and sales of U.S. government securities aggregated $54,835,970 and $54,840,226, respectively.

Written option transactions during the year ended December 31, 2008, are summarized as follows:

	Contract Amounts	Premiums Received

Written options outstanding at beginning of year	$396,848,000	$10,494,988

Options opened	548,424,000	16,773,843
Options exercised	—	—
Options expired	(183,358,000)	(4,937,193)
Options closed	(493,440,000)	(9,576,241)

Written options outstanding at end of year	$268,474,000	$12,755,397

NOTE 4
CAPITAL SHARES

At December 31, 2008, there was an unlimited number of shares of beneficial interest authorized. Subscriptions and redemptions are presented at the omnibus level. Transactions in capital shares were as follows:

	Year ended December 31		Year ended December 31
	2008		2007

	Shares	Amount	Shares	Amount

Putnam VT Income Fund Class IA
Shares sold	430,205	$4,922,844	400,001	$4,957,631
Shares issued in connection with reinvestment of distributions	2,036,600	23,950,417	1,839,722	22,481,407

	2,466,805	28,873,261	2,239,723	27,439,038
Shares repurchased	(7,862,687)	(88,172,451)	(6,761,205)	(84,405,221)

Net decrease	(5,395,882)	$(59,299,190)	(4,521,482)	$(56,966,183)

Putnam VT Income Fund Class IB
Shares sold	302,472	$3,662,497	951,991	$11,782,049
Shares issued in connection with reinvestment of distributions	1,491,037	17,430,226	1,270,971	15,442,292

	1,793,509	21,092,723	2,222,962	27,224,341
Shares repurchased	(6,378,163)	(71,645,969)	(3,328,098)	(41,281,846)

Net decrease	(4,584,654)	$(50,553,246)	(1,105,136)	$(14,057,505)

55

NOTE 5
INVESTMENT IN PUTNAM PRIME MONEY
MARKET FUND

The fund invested in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Management. Investments in Putnam Prime Money Market Fund were valued at its closing net asset value each business day. Management fees paid by the fund were reduced by an amount equal to the management fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. For the year ended December 31, 2008, management fees paid were reduced by $28,236 relating to the fund’s investment in Putnam Prime Money Market Fund. Income distributions earned by the fund were recorded as interest income in the Statement of operations and totaled $941,526 for the year ended December 31, 2008. During the year ended December 31, 2008, cost of purchases and proceeds of sales of investments in Putnam Prime Money Market Fund aggregated $256,882,255 and $270,370,095, respectively.

On September 17, 2008, the Trustees of the Putnam Prime Money Market Fund voted to close that fund effective September 17, 2008. On September 24, 2008, the fund received shares of Federated Prime Obligations Fund, an unaffiliated management investment company registered under the Investment Company Act of 1940, in liquidation of its shares of Putnam Prime Money Market Fund.

NOTE 6
SENIOR LOAN COMMITMENTS

Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities. Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.

NOTE 7
REGULATORY MATTERS AND LITIGATION

In late 2003 and 2004, Putnam Management settled charges brought by the SEC and the Massachusetts Securities Division in connection with excessive short-term trading in Putnam funds. Distribution of payments from Putnam Management to certain open-end Putnam funds and their shareholders is expected to be completed in the next several months. These allegations and related matters have served as the general basis for certain lawsuits, including purported class action lawsuits against Putnam Management and, in a limited number of cases, some Putnam funds. Putnam Management believes that these lawsuits will have no material adverse effect on the funds or on Putnam Management’s ability to provide investment management services. In addition, Putnam Management has agreed to bear any costs incurred by the Putnam funds as a result of these matters.

In August 2008, the fund recorded a receivable from Putnam Management for $55,580 related to restitution payments in connection with a distribution plan approved by the SEC.

NOTE 8
NEW ACCOUNTING PRONOUNCEMENTS

In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“SFAS 161”) — an amendment of FASB Statement No. 133, was issued and is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about how and why an entity uses derivative instruments and how derivative instruments affect an entity’s financial position. Putnam Management is currently evaluating the impact the adoption of SFAS 161 will have on the fund’s financial statement disclosures.

56

NOTE 9
MARKET AND CREDIT RISK

In the normal course of business the fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the contracting party to the transaction to perform (credit risk). The fund may be exposed to additional credit risk that an institution or other entity with which the funds have unsettled or open transactions will default.

57

PUTNAM VARIABLE TRUST

Trustees of the Putnam Funds
December 31, 2008

Jameson A. Baxter (Born 1943), Trustee since 1994, Vice Chairman since 2005

Ms. Baxter is the President of Baxter Associates, Inc., a private investment firm.

Ms. Baxter serves as a Director of ASHTA Chemicals, Inc., and the Mutual Fund Directors Forum. Until 2007, she was a Director of Banta Corporation (a printing and supply chain management company), Ryerson, Inc. (a metals service corporation), and Advocate Health Care. Until 2004, she was a Director of BoardSource (formerly the National Center for Nonprofit Boards); and until 2002, she was a Director of Intermatic Corporation (a manufacturer of energy control products). She is Chairman Emeritus of the Board of Trustees, Mount Holyoke College, having served as Chairman for five years.

Ms. Baxter has held various positions in investment banking and corporate finance, including Vice President of and Consultant to First Boston Corporation and Vice President and Principal of the Regency Group. She is a graduate of Mount Holyoke College.

Charles B. Curtis (Born 1940), Trustee since 2001

Mr. Curtis is President and Chief Operating Officer of the Nuclear Threat Initiative (a private foundation dealing with national security issues), and serves as Senior Advisor to the United Nations Foundation.

Mr. Curtis is a member of the Council on Foreign Relations and serves as Director of Edison International and Southern California Edison. Until 2006, Mr. Curtis served as a member of the Trustee Advisory Council of the Applied Physics Laboratory, Johns Hopkins University. Until 2003, Mr. Curtis was a member of the Electric Power Research Institute Advisory Council and the University of Chicago Board of Governors for Argonne National Laboratory. Prior to 2002, Mr. Curtis was a member of the Board of Directors of the Gas Technology Institute and the Board of Directors of the Environment and Natural Resources Program Steering Committee, John F. Kennedy School of Government, Harvard University. Until 2001, Mr. Curtis was a member of the Department of Defense Policy Board and Director of EG&G Technical Services, Inc. (a fossil energy research and development support company).

From August 1997 to December 1999, Mr. Curtis was a Partner at Hogan & Hartson LLP, an international law firm headquartered in Washington, D.C. Prior to May 1997, Mr. Curtis was Deputy Secretary of Energy and Under Secretary of the U.S. Department of Energy. He served as Chairman of the Federal Energy Regulatory Commission from 1977 to 1981 and has held positions on the staff of the U.S. House of Representatives, the U.S. Treasury Department, and the SEC.

Robert J. Darretta (Born 1946), Trustee since 2007

Mr. Darretta serves as Director of UnitedHealth Group, a diversified health-care company.

Until April 2007, Mr. Darretta was Vice Chairman of the Board of Directors of Johnson & Johnson, one of the world’s largest and most broadly based health-care companies. Prior to 2007, he had responsibility for Johnson & Johnson’s finance, investor relations, information technology, and procurement function. He served as Johnson & Johnson Chief Financial Officer for a decade, prior to which he spent two years as Treasurer of the corporation and over ten years leading various Johnson & Johnson operating companies.

Mr. Darretta received a B.S. in Economics from Villanova University.

Myra R. Drucker (Born 1948), Trustee since 2004

Ms. Drucker is Chair of the Board of Trustees of Commonfund (a not-for-profit firm specializing in managing assets for educational endowments and foundations), Vice Chair of the Board of Trustees of Sarah Lawrence College, and a member of the Investment Committee of the Kresge Foundation (a charitable trust). She is also a Director of Interactive Data Corporation (a provider of financial market data and analytics to financial institutions and investors).

Ms. Drucker is an ex-officio member of the New York Stock Exchange (NYSE) Pension Managers Advisory Committee, having served as Chair for seven years. She serves as an advisor to RCM Capital Management (an investment management firm) and to the Employee Benefits Investment Committee of The Boeing Company (an aerospace firm).

From November 2001 until August 2004, Ms. Drucker was Managing Director and a member of the Board of Directors of General Motors Asset Management and Chief Investment Officer of General Motors Trust Bank. From December 1992 to November 2001, Ms. Drucker served as Chief Investment Officer of Xerox Corporation (a document company). Prior to December 1992, Ms. Drucker was Staff Vice President and Director of Trust Investments for International Paper (a paper and packaging company).

Ms. Drucker received a B.A. degree in Literature and Psychology from Sarah Lawrence College and pursued graduate studies in economics, statistics, and portfolio theory at Temple University.

58

PUTNAM VARIABLE TRUST

Trustees of the Putnam Funds (Continued)
December 31, 2008

Charles E. Haldeman, Jr.* (Born 1948), Trustee since 2004 and President of the Funds since 2007

Mr. Haldeman is Chairman of Putnam Investment Management, LLC and President of the Putnam Funds. Prior to July 2008, he was President and Chief Executive Officer of Putnam, LLC (“Putnam Investments”). Prior to November 2003, Mr. Haldeman served as Co-Head of Putnam Investments’ Investment Division.

Prior to joining Putnam in 2002, he held executive positions in the investment management industry. He previously served as Chief Executive Officer of Delaware Investments and President and Chief Operating Officer of United Asset Management. Mr. Haldeman was also a Partner and Director of Cooke & Bieler, Inc. (an investment management firm).

Mr. Haldeman currently serves on the Board of Governors of the Investment Company Institute and as Chair of the Board of Trustees of Dartmouth College. He also serves on the Partners HealthCare Investment Committee, the Tuck School of Business Overseers, and the Harvard Business School Board of Dean’s Advisors. He is a graduate of Dartmouth College, Harvard Law School, and Harvard Business School. Mr. Haldeman is also a Chartered Financial Analyst (CFA) charterholder.

John A. Hill (Born 1942), Trustee since 1985 and Chairman since 2000

Mr. Hill is founder and Vice-Chairman of First Reserve Corporation, the leading private equity buyout firm specializing in the worldwide energy industry, with offices in Greenwich, Connecticut; Houston, Texas; London, England; and Shanghai, China. The firm’s investments on behalf of some of the nation’s largest pension and endowment funds are currently concentrated in 26 companies with annual revenues in excess of $13 billion, which employ over 100,000 people in 23 countries.

Mr. Hill is Chairman of the Board of Trustees of the Putnam Mutual Funds, a Director of Devon Energy Corporation and various private companies owned by First Reserve, and serves as a Trustee of Sarah Lawrence College where he chairs the Investment Committee.

Prior to forming First Reserve in 1983, Mr. Hill served as President of F. Eberstadt and Company, an investment banking and investment management firm. Between 1969 and 1976, Mr. Hill held various senior positions in Washington, D.C. with the federal government, including Deputy Associate Director of the Office of Management and Budget and Deputy Administrator of the Federal Energy Administration during the Ford Administration.

Born and raised in Midland, Texas, he received his B.A. in Economics from Southern Methodist University and pursued graduate studies as a Woodrow Wilson Fellow.

Paul L. Joskow (Born 1947), Trustee since 1997

Dr. Joskow is an economist and President of the Alfred P. Sloan Foundation (a philanthropic institution focused primarily on research and education on issues related to science, technology, and economic performance). He is on leave from his position as the Elizabeth and James Killian Professor of Economics and Management at the Massachusetts Institute of Technology (MIT), where he has been on the faculty since 1972. Dr. Joskow was the Director of the Center for Energy and Environmental Policy Research at MIT from 1999 through 2007.

Dr. Joskow serves as a Trustee of Yale University, as a Director of TransCanada Corporation (an energy company focused on natural gas transmission and power services) and of Exelon Corporation (an energy company focused on power services), and as a member of the Board of Overseers of the Boston Symphony Orchestra. Prior to August 2007, he served as a Director of National Grid (a UK-based holding company with interests in electric and gas transmission and distribution and telecommunications infrastructure). Prior to July 2006, he served as President of the Yale University Council. Prior to February 2005, he served on the board of the Whitehead Institute for Biomedical Research (a non-profit research institution). Prior to February 2002, he was a Director of State Farm Indemnity Company (an automobile insurance company), and prior to March 2000, he was a Director of New England Electric System (a public utility holding company).

Dr. Joskow has published six books and numerous articles on industrial organization, government regulation of industry, and competition policy. He is active in industry restructuring, environmental, energy, competition, and privatization policies — serving as an advisor to governments and corporations worldwide. Dr. Joskow holds a Ph.D. and MPhil from Yale University and a B.A. from Cornell University.

59

PUTNAM VARIABLE TRUST

Trustees of the Putnam Funds (Continued)
December 31, 2008

Elizabeth T. Kennan (Born 1938), Trustee since 1992

Dr. Kennan is a Partner of Cambus-Kenneth Farm (thoroughbred horse and cattle breeding). She is President Emeritus of Mount Holyoke College.

Dr. Kennan served as Chairman and is now Lead Director of Northeast Utilities. She is a Trustee of the National Trust for Historic Preservation, of Centre College, and of Midway College in Midway, Kentucky. Until 2006, she was a member of The Trustees of Reservations. Prior to 2001, Dr. Kennan served on the oversight committee of the Folger Shakespeare Library. Prior to June 2005, she was a Director of Talbots, Inc., and she has served as Director on a number of other boards, including Bell Atlantic, Chastain Real Estate, Shawmut Bank, Berkshire Life Insurance, and Kentucky Home Life Insurance. Dr. Kennan has also served as President of Five Colleges Incorporated and as a Trustee of Notre Dame University, and is active in various educational and civic associations.

As a member of the faculty of Catholic University for twelve years, until 1978, Dr. Kennan directed the post-doctoral program in Patristic and Medieval Studies, taught history, and published numerous articles and two books. Dr. Kennan holds a Ph.D. from the University of Washington in Seattle, an M.S. from St. Hilda’s College at Oxford University, and an A.B. from Mount Holyoke College. She holds several honorary doctorates.

Kenneth R. Leibler (Born 1949), Trustee since 2006

Mr. Leibler is a founder and former Chairman of the Boston Options Exchange, an electronic marketplace for the trading of derivative securities.

Mr. Leibler currently serves as a Trustee of Beth Israel Deaconess Hospital in Boston. He is also Lead Director of Ruder Finn Group, a global communications and advertising firm, and a Director of Northeast Utilities, which operates New England’s largest energy delivery system. Prior to December 2006, he served as a Director of the Optimum Funds group. Prior to October 2006, he served as a Director of ISO New England, the organization responsible for the operation of the electric generation system in the New England states. Prior to 2000, Mr. Leibler was a Director of the Investment Company Institute in Washington, D.C.

Prior to January 2005, Mr. Leibler served as Chairman and Chief Executive Officer of the Boston Stock Exchange. Prior to January 2000, he served as President and Chief Executive Officer of Liberty Financial Companies, a publicly traded diversified asset management organization. Prior to June 1990, Mr. Leibler served as President and Chief Operating Officer of the American Stock Exchange (AMEX), and at the time was the youngest person in AMEX history to hold the title of President. Prior to serving as AMEX President, he held the position of Chief Financial Officer, and headed its management and marketing operations. Mr. Leibler graduated magna cum laude with a degree in Economics from Syracuse University, where he was elected Phi Beta Kappa.

Robert E. Patterson (Born 1945), Trustee since 1984

Mr. Patterson is Senior Partner of Cabot Properties, LP and Chairman of Cabot Properties, Inc. (a private equity firm investing in commercial real estate).

Mr. Patterson serves as Chairman Emeritus and Trustee of the Joslin Diabetes Center. Prior to June 2003, he was a Trustee of Sea Education Association. Prior to December 2001, Mr. Patterson was President and Trustee of Cabot Industrial Trust (a publicly traded real estate investment trust). Prior to February 1998, he was Executive Vice President and Director of Acquisitions of Cabot Partners Limited Partnership (a registered investment adviser involved in institutional real estate investments). Prior to 1990, he served as Executive Vice President of Cabot, Cabot & Forbes Realty Advisors, Inc. (the predecessor company of Cabot Partners).

Mr. Patterson practiced law and held various positions in state government, and was the founding Executive Director of the Massachusetts Industrial Finance Agency. Mr. Patterson is a graduate of Harvard College and Harvard Law School.

George Putnam, III (Born 1951), Trustee since 1984

Mr. Putnam is Chairman of New Generation Research, Inc. (a publisher of financial advisory and other research services), and President of New Generation Advisers, Inc. (a registered investment adviser to private funds). Mr. Putnam founded the New Generation companies in 1986.

Mr. Putnam is a Director of The Boston Family Office, LLC (a registered investment adviser). He is a Trustee of St. Mark’s School and a Trustee of the Marine Biological Laboratory in Woods Hole, Massachusetts. Until 2006, he was a Trustee of Shore Country Day School, and until 2002, was a Trustee of the Sea Education Association.

Mr. Putnam previously worked as an attorney with the law firm of Dechert LLP (formerly known as Dechert Price & Rhoads) in Philadelphia. He is a graduate of Harvard College, Harvard Business School, and Harvard Law School.

60

PUTNAM VARIABLE TRUST

Trustees of the Putnam Funds (Continued)
December 31, 2008

Robert L. Reynolds* (Born 1952), Trustee since 2008

Mr. Reynolds is President and Chief Executive Officer of Putnam Investments, and a member of Putnam Investments’ Executive Board of Directors. He has more than 30 years of investment and financial services experience.

Prior to joining Putnam Investments in 2008, Mr. Reynolds was Vice Chairman and Chief Operating Officer of Fidelity Investments from 2000 to 2007. During this time, he served on the Board of Directors for FMR Corporation, Fidelity Investments Insurance Ltd., Fidelity Investments Canada Ltd., and Fidelity Management Trust Company. He was also a Trustee of the Fidelity Family of Funds. From 1984 to 2000, Mr. Reynolds served in a number of increasingly responsible leadership roles at Fidelity.

Mr. Reynolds serves on several not-for-profit boards, including those of the West Virginia University Foundation, Concord Museum, Dana-Farber Cancer Institute, Lahey Clinic, and Initiative for a Competitive Inner City in Boston. He is a member of the Chief Executives Club of Boston, the National Innovation Initiative, and the Council on Competitiveness.

Mr. Reynolds received a B.S. in Business Administration/Finance from West Virginia University.

Richard B. Worley (Born 1945), Trustee since 2004

Mr. Worley is Managing Partner of Permit Capital LLC, an investment management firm.

Mr. Worley serves as a Trustee of the University of Pennsylvania Medical Center, The Robert Wood Johnson Foundation (a philanthropic organization devoted to health-care issues), and the National Constitution Center. He is also a Director of The Colonial Williamsburg Foundation (a historical preservation organization), and the Philadelphia Orchestra Association. Mr. Worley also serves on the investment committees of Mount Holyoke College and World Wildlife Fund (a wildlife conservation organization).

Prior to joining Permit Capital LLC in 2002, Mr. Worley served as President, Chief Executive Officer, and Chief Investment Officer of Morgan Stanley Dean Witter Investment Management and as a Managing Director of Morgan Stanley, a financial services firm. Mr. Worley also was the Chairman of Miller Anderson & Sherrerd, an investment management firm that was acquired by Morgan Stanley in 1996.

Mr. Worley holds a B.S. degree from the University of Tennessee and pursued graduate studies in economics at the University of Texas.

The address of each Trustee is One Post Office Square, Boston, MA 02109.

As of December 31, 2008, there were 103 Putnam funds. All Trustees serve as Trustees of all Putnam funds.

Each Trustee serves for an indefinite term, until his or her resignation, retirement at age 72, death, or removal.

* Trustee who is an“interested person” (as defined in the Investment Company Act of 1940) of the fund, Putnam Management, and/or Putnam Retail Management. Mr. Reynolds is President and Chief Executive Officer of Putnam Investments. Mr. Haldeman is the President of your fund and each of the other Putnam funds and Chairman of Putnam Investment Management, LLC, and prior to July 2008 was President and Chief Executive Officer of Putnam Investments.

61

PUTNAM VARIABLE TRUST

Officers of the Putnam Funds
December 31, 2008

In addition to Charles E. Haldeman, Jr., the other officers of the fund are shown below:

Charles E. Porter (Born 1938)	Francis J. McNamara, III (Born 1955)
Executive Vice President, Principal Executive Officer, Associate	Vice President and Chief Legal Officer
Treasurer, and Compliance Liaison	Since 2004
Since 1989
Senior Managing Director, Putnam Investments, Putnam Manage-
Jonathan S. Horwitz (Born 1955)	ment and Putnam Retail Management. Prior to 2004, General
Senior Vice President and Treasurer	Counsel, State Street Research & Management Company
Since 2004
Robert R. Leveille (Born 1969)
Prior to 2004, Managing Director, Putnam Investments	Vice President and Chief Compliance Officer
Since 2007
Steven D. Krichmar (Born 1958)
Vice President and Principal Financial Officer	Managing Director, Putnam Investments, Putnam Management,
Since 2002	and Putnam Retail Management. Prior to 2004, member of Bell
Boyd & Lloyd LLC. Prior to 2003, Vice President and Senior
Senior Managing Director, Putnam Investments	Counsel, Liberty Funds Group LLC

Janet C. Smith (Born 1965)	Mark C. Trenchard (Born 1962)
Vice President, Principal Accounting Officer	Vice President and BSA Compliance Officer
and Assistant Treasurer	Since 2002
Since 2007
Managing Director, Putnam Investments
Managing Director, Putnam Investments
and Putnam Management	Judith Cohen (Born 1945)
Vice President, Clerk and Assistant Treasurer
Susan G. Malloy (Born 1957)	Since 1993
Vice President and Assistant Treasurer
Since 2007	Wanda M. McManus (Born 1947)
Vice President, Senior Associate Treasurer and Assistant Clerk
Managing Director, Putnam Investments	Since 2005

Beth S. Mazor (Born 1958)	Senior Associate Treasurer/Assistant Clerk of Funds
Vice President
Since 2002	Nancy E. Florek (Born 1957)
Vice President, Assistant Clerk, Assistant Treasurer
Managing Director, Putnam Investments	and Proxy Manager
Since 2005
James P. Pappas (Born 1953)
Vice President	Manager, Mutual Fund Proxy Voting
Since 2004

Managing Director, Putnam Investments and Putnam Manage-
ment. During 2002, Chief Operating Officer, Atalanta/Sosnoff
Management Corporation

The address of each Officer is One Post Office Square, Boston, MA 02109.

62

THIS PAGE LEFT BLANK INTENTIONALLY

63

Investment Manager
Putnam Investment Management, LLC
One Post Office Square
Boston, MA 02109

Marketing Services
Putnam Retail Management
One Post Office Square
Boston, MA 02109

Investor Servicing Agent
Putnam Investor Services, Inc.
Mailing address:
P.O. Box 8383
Boston, MA 02266-8383
1-800-225-1581

Custodian
State Street Bank and Trust Company

Legal Counsel
Ropes & Gray LLP

Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP

Trustees
John A. Hill, *Chairman*
Jameson A. Baxter, *Vice Chairman*
Charles B. Curtis
Robert J. Darretta
Myra R. Drucker
Charles E. Haldeman, Jr.
Paul L. Joskow
Elizabeth T. Kennan
Kenneth R. Leibler
Robert E. Patterson
George Putnam, III
Robert L. Reynolds
Richard B. Worley

This report has been prepared for the shareholders of Putnam Variable Trust. It is not authorized for other distribution unless preceded or accompanied by an effective prospectus that describes the trust's policies, charges, and other matters of interest for the prospective investor.

255480 2/09

Item 2. Code of Ethics:

(a) The fund’s principal executive, financial and accounting officers are employees of Putnam Investment Management, LLC, the Fund's investment manager. As such they are subject to a comprehensive Code of Ethics adopted and administered by Putnam Investments which is designed to protect the interests of the firm and its clients. The Fund has adopted a Code of Ethics which incorporates the Code of Ethics of Putnam Investments with respect to all of its officers and Trustees who are employees of Putnam Investment Management, LLC. For this reason, the Fund has not adopted a separate code of ethics governing its principal executive, financial and accounting officers.

(c) In May 2008, the Code of Ethics of Putnam Investment Management, LLC was updated in its entirety to include the amendments adopted in August 2007 as well as a several additional technical, administrative and non-substantive changes.

Item 3. Audit Committee Financial Expert:

The Funds' Audit and Compliance Committee is comprised solely of Trustees who are "independent" (as such term has been defined by the Securities and Exchange Commission ("SEC") in regulations implementing Section 407 of the Sarbanes-Oxley Act (the "Regulations")). The Trustees believe that each of the members of the Audit and Compliance Committee also possess a combination of knowledge and experience with respect to financial accounting matters, as well as other attributes, that qualify them for service on the Committee. In addition, the Trustees have determined that each of Mr. Patterson, Mr. Leibler, Mr. Hill and Mr. Darretta meets the financial literacy requirements of the New York Stock Exchange's rules and qualifies as an "audit committee financial expert" (as such term has been defined by the Regulations) based on their review of his pertinent experience and education. Certain other Trustees, although not on the Audit and Compliance Committee, would also qualify as "audit committee financial experts." The SEC has stated that the designation or identification of a person as an audit committee financial expert pursuant to this Item 3 of Form N-CSR does not impose on such person any duties, obligations or liability that are greater than the duties, obligations and liability imposed on such person as a member of the Audit and Compliance Committee and the Board of Trustees in the absence of such designation or identification.

Item 4. Principal Accountant Fees and Services:

The following table presents fees billed in each of the last two fiscal years for services rendered to the fund by the fund’s independent auditor:

Fiscal		Audit-
year	Audit	Related	Tax	All Other
ended	Fees	Fees	Fees	Fees

December 31, 2008	$156,202	$--	$3,996	$727*

December 31, 2007	$110,648	$80	$3,420	$388*

* Includes fees of $727 and $388 billed by the fund’s independent auditor to the fund for procedures necessitated by regulatory and litigation matters for the fiscal years ended December 31, 2008 and December 31, 2007, respectively. These fees were reimbursed to the fund by Putnam Investment Management, LLC (“Putnam Management”).

For the fiscal years ended December 31, 2008 and December 31, 2007, the fund’s independent auditor billed aggregate non-audit fees in the amounts of $176,269 and $79,518 respectively, to the fund, Putnam Management and any entity controlling, controlled by or under common control with Putnam Management that provides ongoing services to the fund.

Audit Fees represent fees billed for the fund's last two fiscal years relating to the audit and review of the financial statements included in annual reports and registration statements, and other services that are normally provided in connection with statutory and regulatory filings or engagements.

Audit-Related Fees represent fees billed in the fund’s last two fiscal years for services traditionally performed by the fund’s auditor, including accounting consultation for proposed transactions or concerning financial accounting and reporting standards and other audit or attest services not required by statute or regulation.

Tax Fees represent fees billed in the fund’s last two fiscal years for tax compliance, tax planning and tax advice services. Tax planning and tax advice services include assistance with tax audits, employee benefit plans and requests for rulings or technical advice from taxing authorities.

All Other Fees represent fees billed for services relating to an analysis of the proposed market timing distribution.

Pre-Approval Policies of the Audit and Compliance Committee. The Audit and Compliance Committee of the Putnam funds has determined that, as a matter of policy, all work performed for the funds by the funds’ independent auditors will be pre-approved by the Committee itself and thus will generally not be subject to pre-approval procedures.

The Audit and Compliance Committee also has adopted a policy to pre-approve the engagement by Putnam Management and certain of its affiliates of the funds’ independent auditors, even in circumstances where pre-approval is not required by applicable law. Any such requests by Putnam Management or certain of its affiliates are typically submitted in writing to the Committee and explain, among other things, the nature of the proposed engagement, the estimated fees, and why this work should be performed by that particular audit firm as opposed to another one. In reviewing such requests, the Committee considers, among other things, whether the provision of such services by the audit firm are compatible with the independence of the audit firm.

The following table presents fees billed by the fund’s independent auditor for services required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.

Fiscal	Audit-		All	Total
year	Related	Tax	Other	Non-Audit
ended	Fees	Fees	Fees	Fees

December 31, 2008	$ -	$ 73,000	$ -	$ -

December 31, 2007	$ -	$ 21,129	$ -	$ -

Item 5. Audit Committee of Listed Registrants

Not applicable

Item 6. Schedule of Investments:

The registrant’s schedule of investments in unaffiliated issuers is included in the report to shareholders in Item 1 above.

Item 7. Disclosure of Proxy Voting Policies and Procedures For Closed-End Management Investment Companies:

Not applicable

Item 8. Portfolio Managers of Closed-End Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers:

Not applicable

Item 10. Submission of Matters to a Vote of Security Holders:

Not applicable

Item 11. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 12. Exhibits:

(a)(1) The Code of Ethics of The Putnam Funds, which incorporates the Code of Ethics of Putnam Investments, is filed herewith.

(a)(2) Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

(b) The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Variable Trust

By (Signature and Title):

/s/Janet C. Smith
Janet C. Smith
Principal Accounting Officer

Date: February 27, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/Charles E. Porter
Charles E. Porter
Principal Executive Officer

Date: February 27, 2009

By (Signature and Title):

/s/Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer

Date: February 27, 2009